UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Brian C. Janssen

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America®

Semi-annual report for the six months ended June 30, 2022

Invest with a stable,
long-term approach

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–9.71%	1.59%	2.06%
Class A shares (reflecting 3.75% maximum sales charge)	–13.33	0.57	1.42

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.55% for Class A shares as of the prospectus dated March 1, 2022 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2022, was 3.37% for Class F-2 shares and 3.01% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The fund’s distribution rate as of that date was 2.32% for Class F-2 shares and 1.98% for Class A shares. The Class A share results for both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Bond Fund of America for the periods ended June 30, 2022, are shown in the table below, as well as results of the fund’s benchmark peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ABNFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

57	Financial statements

61	Notes to financial statements

75	Financial highlights

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since class A inception on 5/28/74)

The Bond Fund of America (Class F-2 shares)[1]	–10.18%	–9.71%	1.59%	2.06%	7.20%
The Bond Fund of America (Class A shares)	–10.29	–9.93	1.34	1.80	6.96
Bloomberg U.S. Aggregate Index[2]	–10.35	–10.29	0.88	1.54	6.87
Lipper Core Bond Funds Average[3]	–10.93	–11.09	0.79	1.58	6.74

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg Index Services Limited. The Bloomberg U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index (now called “the Bloomberg U.S. Government/Credit Index”) was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[3]	Source: Lipper, Refinitiv Datastream. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available on our website.

The Bond Fund of America	1

Investment portfolio June 30, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	35.33%
AAA/Aaa	24.94
AA/Aa	4.89
A/A	10.86
BBB/Baa	18.50
Below investment grade	3.00
Unrated	.05
Short-term securities & other assets less liabilities	2.43
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.51%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 35.33%
U.S. Treasury 20.69%
U.S. Treasury 1.375% 2022	USD	75,000	$74,877
U.S. Treasury 1.75% 2022		45,000	45,012
U.S. Treasury 2.125% 2022[1]		32,000	31,939
U.S. Treasury 0.125% 2023		40,000	39,055
U.S. Treasury 0.125% 2023		40,000	38,916
U.S. Treasury 0.125% 2023		25,000	23,995
U.S. Treasury 0.125% 2023		15,679	15,330
U.S. Treasury 0.125% 2023		8,856	8,638
U.S. Treasury 0.125% 2023		1,000	983
U.S. Treasury 0.25% 2023		40,000	38,551
U.S. Treasury 0.25% 2023		8,377	8,103
U.S. Treasury 0.375% 2023		25,000	24,163
U.S. Treasury 0.75% 2023		20,000	19,348
U.S. Treasury 1.375% 2023		7,000	6,895
U.S. Treasury 1.75% 2023		3,100	3,070
U.S. Treasury 2.125% 2023		16,428	16,238
U.S. Treasury 2.625% 2023		15,000	14,960
U.S. Treasury 2.75% 2023		25,000	24,969
U.S. Treasury 2.875% 2023		54,729	54,668
U.S. Treasury 0.25% 2024		28,372	26,969
U.S. Treasury 0.25% 2024		200	191
U.S. Treasury 0.375% 2024		107,853	102,974
U.S. Treasury 0.375% 2024		11,802	11,166
U.S. Treasury 0.375% 2024		5,120	4,832
U.S. Treasury 0.625% 2024		18,214	17,258
U.S. Treasury 0.75% 2024		2,992	2,837

2	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.875% 2024	USD	31,719	$30,695
U.S. Treasury 1.00% 2024		6,466	6,158
U.S. Treasury 1.25% 2024		75,000	72,258
U.S. Treasury 1.50% 2024		130,000	125,767
U.S. Treasury 1.50% 2024		8,200	7,923
U.S. Treasury 1.50% 2024		5,000	4,883
U.S. Treasury 1.50% 2024		1,000	965
U.S. Treasury 1.75% 2024		40,000	39,049
U.S. Treasury 2.00% 2024		442,300	434,337
U.S. Treasury 2.00% 2024		55,000	53,967
U.S. Treasury 2.00% 2024		19,000	18,671
U.S. Treasury 2.125% 2024		105,265	103,734
U.S. Treasury 2.125% 2024		18,000	17,630
U.S. Treasury 2.125% 2024		8,000	7,852
U.S. Treasury 2.25% 2024		307,844	304,019
U.S. Treasury 2.25% 2024		50,633	49,984
U.S. Treasury 2.25% 2024		3,000	2,946
U.S. Treasury 2.375% 2024		67,233	66,603
U.S. Treasury 2.50% 2024		127,907	126,777
U.S. Treasury 2.50% 2024		4,000	3,965
U.S. Treasury 0.25% 2025		5,000	4,568
U.S. Treasury 0.25% 2025		1,000	923
U.S. Treasury 0.375% 2025		763,000	695,271
U.S. Treasury 0.375% 2025		684,650	625,386
U.S. Treasury 1.125% 2025		43,795	41,770
U.S. Treasury 1.50% 2025		48,834	46,941
U.S. Treasury 2.625% 2025		875,630	866,369
U.S. Treasury 2.625% 2025		135,324	133,973
U.S. Treasury 2.625% 2025		822	810
U.S. Treasury 2.75% 2025[1]		900,000	893,695
U.S. Treasury 2.75% 2025		31,813	31,575
U.S. Treasury 2.875% 2025		252,175	251,153
U.S. Treasury 2.875% 2025		99,848	99,493
U.S. Treasury 0.375% 2026		683,340	621,314
U.S. Treasury 0.50% 2026		1,184	1,079
U.S. Treasury 0.625% 2026		17,075	15,483
U.S. Treasury 0.75% 2026		406,692	372,819
U.S. Treasury 0.75% 2026		148,628	135,288
U.S. Treasury 0.75% 2026		4,436	4,059
U.S. Treasury 0.75% 2026		1	—	[2]
U.S. Treasury 0.875% 2026		8,802	8,080
U.S. Treasury 0.875% 2026		6,903	6,305
U.S. Treasury 1.125% 2026		9,046	8,338
U.S. Treasury 2.00% 2026		15,600	14,917
U.S. Treasury 2.125% 2026		31,000	29,949
U.S. Treasury 2.25% 2026		8,000	7,774
U.S. Treasury 2.625% 2026		9,585	9,448
U.S. Treasury 0.50% 2027		283,791	249,029
U.S. Treasury 0.50% 2027		16,000	14,129
U.S. Treasury 0.50% 2027		6,000	5,288
U.S. Treasury 0.50% 2027		5,000	4,368
U.S. Treasury 0.625% 2027		34,500	30,224
U.S. Treasury 1.50% 2027		61,000	56,950
U.S. Treasury 2.25% 2027		100,000	95,870
U.S. Treasury 2.25% 2027		3,000	2,892
U.S. Treasury 2.625% 2027		22,045	21,626
U.S. Treasury 2.75% 2027		528,080	520,922
U.S. Treasury 0.75% 2028		11,450	10,083
U.S. Treasury 1.00% 2028		35,000	30,942
U.S. Treasury 1.125% 2028		4,045	3,599
U.S. Treasury 1.125% 2028		3,347	3,009
U.S. Treasury 1.25% 2028		42,000	37,767
U.S. Treasury 1.25% 2028		20,676	18,620
U.S. Treasury 1.25% 2028		1,000	902
U.S. Treasury 1.375% 2028		75,000	67,598
U.S. Treasury 1.50% 2028		140,000	127,056
U.S. Treasury 2.75% 2028		17,398	17,090

The Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.875% 2028	USD	61,335	$60,597
U.S. Treasury 2.875% 2028		3,760	3,713
U.S. Treasury 1.625% 2029		398	362
U.S. Treasury 1.75% 2029[1]		446,705	411,738
U.S. Treasury 2.375% 2029		4,000	3,827
U.S. Treasury 2.375% 2029		2,000	1,915
U.S. Treasury 2.875% 2029		225,210	222,460
U.S. Treasury 0.625% 2030		3,638	3,032
U.S. Treasury 0.625% 2030		1,000	828
U.S. Treasury 0.875% 2030		3,000	2,531
U.S. Treasury 1.50% 2030		7,399	6,642
U.S. Treasury 1.125% 2031		43,000	36,915
U.S. Treasury 1.25% 2031		21,796	18,742
U.S. Treasury 1.375% 2031		2,982	2,584
U.S. Treasury 1.625% 2031		117,533	104,918
U.S. Treasury 1.875% 2032		167,109	151,214
U.S. Treasury 2.875% 2032		460,957	455,466
U.S. Treasury 3.50% 2039		4,000	4,175
U.S. Treasury 1.125% 2040		234,576	162,771
U.S. Treasury 1.125% 2040		44,745	30,797
U.S. Treasury 1.375% 2040		190,094	136,399
U.S. Treasury 4.625% 2040		9,400	11,177
U.S. Treasury 1.75% 2041		60,098	45,534
U.S. Treasury 1.875% 2041		236,248	184,635
U.S. Treasury 2.00% 2041		4,651	3,678
U.S. Treasury 3.125% 2041		20,000	19,141
U.S. Treasury 4.375% 2041		11,500	13,140
U.S. Treasury 2.375% 2042		266,823	225,300
U.S. Treasury 2.75% 2042		18,500	16,509
U.S. Treasury 2.75% 2042		7,000	6,258
U.S. Treasury 3.25% 2042		15,642	15,202
U.S. Treasury 2.875% 2043		23,810	21,636
U.S. Treasury 3.00% 2044		900	831
U.S. Treasury 3.375% 2044		38,700	38,071
U.S. Treasury 2.50% 2045		360	304
U.S. Treasury 3.00% 2045		10,552	9,778
U.S. Treasury 3.00% 2045		560	518
U.S. Treasury 2.25% 2046		4,500	3,616
U.S. Treasury 2.50% 2046		173,562	146,706
U.S. Treasury 2.50% 2046		18,730	15,831
U.S. Treasury 2.875% 2046		9,369	8,517
U.S. Treasury 2.75% 2047		5,300	4,732
U.S. Treasury 2.75% 2047		500	445
U.S. Treasury 3.00% 2047		86,916	80,997
U.S. Treasury 3.00% 2047		39,950	37,181
U.S. Treasury 3.00% 2048[1]		185,101	173,797
U.S. Treasury 3.00% 2048		11,100	10,453
U.S. Treasury 3.125% 2048		5,150	4,967
U.S. Treasury 3.375% 2048		14,260	14,435
U.S. Treasury 2.25% 2049		160,047	130,736
U.S. Treasury 2.375% 2049		95,544	80,397
U.S. Treasury 2.875% 2049		194,300	180,384
U.S. Treasury 3.00% 2049		55,766	52,970
U.S. Treasury 1.25% 2050[1]		255,000	161,526
U.S. Treasury 1.375% 2050[1]		488,030	319,895
U.S. Treasury 1.625% 2050		264,250	185,049
U.S. Treasury 2.00% 2050		31,100	24,011
U.S. Treasury 1.875% 2051		120,285	89,880
U.S. Treasury 1.875% 2051		116,906	87,359
U.S. Treasury 2.00% 2051		223,515	172,030
U.S. Treasury 2.375% 2051		42,317	35,585
U.S. Treasury 2.25% 2052		1,982,777	1,624,600
U.S. Treasury 2.875% 2052[1]		121,920	114,643
			14,572,944

4	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 14.64%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	USD	88,591	$88,933
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]		215,873	219,675
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]		196,181	199,744
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]		754,398	767,638
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]		2,224,859	2,247,560
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]		872,189	877,858
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]		550,644	558,568
U.S. Treasury Inflation-Protected Security 0.625% 2024[1,3]		1,769,675	1,798,995
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]		585,863	585,481
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]		275,899	276,048
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]		164,211	165,235
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]		683,867	690,644
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]		542,017	536,859
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]		111,063	110,154
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]		53,303	52,790
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]		46,477	47,014
U.S. Treasury Inflation-Protected Security 0.125% 2027[3]		467,858	460,387
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]		63,624	60,604
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]		443,161	420,519
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]		3,132	3,629
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]		151,909	138,135
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]		1,651	1,262
			10,307,732

Total U.S. Treasury bonds & notes			24,880,676

Corporate bonds, notes & loans 33.09%
Financials 8.85%
ACE INA Holdings, Inc. 2.875% 2022		1,585	1,586
ACE INA Holdings, Inc. 3.35% 2026		100	98
ACE INA Holdings, Inc. 4.35% 2045		1,465	1,386
AerCap Holdings NV 6.50% 2025		4,854	4,974
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023		18,000	17,163
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024		50,868	47,024
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		60,098	52,373
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		71,609	60,385
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		77,532	62,143
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		26,819	21,210
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		8,351	6,031
AIA Group, Ltd. 0.88% 2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[4]	EUR	9,525	8,135
Allstate Corp. 0.75% 2025	USD	2,089	1,882
Allstate Corp. 1.45% 2030		6,000	4,773
Allstate Corp. 3.85% 2049		9,000	7,719
Ally Financial, Inc. 5.125% 2024		3,863	3,904
Ally Financial, Inc. 5.80% 2025		6,400	6,543
Ally Financial, Inc. 4.75% 2027		13,990	13,448
Ally Financial, Inc. 8.00% 2031		23,019	25,215
Ally Financial, Inc. 8.00% 2031		16,630	18,508
American Express Co. 3.00% 2024		20,000	19,671
American Express Co. 1.65% 2026		15,975	14,506
American Express Co. 2.55% 2027		8,875	8,276
American Express Co. 4.05% 2029		13,550	13,296
American International Group, Inc. 2.50% 2025		8,500	8,113
American International Group, Inc. 3.90% 2026		2,625	2,576
American International Group, Inc. 4.80% 2045		1,150	1,073
American International Group, Inc. 4.375% 2050		4,730	4,205
Aon Corp. / Aon Global Holdings PLC 2.85% 2027		3,000	2,816
Aon Corp. / Aon Global Holdings PLC 2.60% 2031		10,000	8,396
Aon Corp. / Aon Global Holdings PLC 3.90% 2052		1,000	820
Arthur J. Gallagher & Co. 3.50% 2051		8,275	6,343
AXA Equitable Holdings, Inc. 3.90% 2023		3,617	3,636
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[4,5]		11,225	9,855
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[5]		7,500	7,539
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[4]		7,800	6,776

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[4]	USD	16,965	$14,889
Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[4]		17,000	16,929
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]		39,762	35,702
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]		19,965	17,781
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]		57,555	53,651
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[4]		17,000	16,751
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]		53,866	46,179
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[4]		80,349	64,288
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]		43,599	34,866
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[4]		82,875	67,054
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[4]		4,647	3,838
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[4]		50,662	42,625
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]		55,077	46,287
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[4]		14,507	12,372
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[4]		69,950	68,158
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[4]		15,611	13,511
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[4]		6,000	4,326
Bank of Ireland Group PLC 2.029% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[4,5]		9,200	8,016
Bank of Nova Scotia 2.45% 2032		18,564	15,443
Berkshire Hathaway Finance Corp. 4.20% 2048		21,490	19,690
Berkshire Hathaway Finance Corp. 4.25% 2049		3,000	2,771
Berkshire Hathaway, Inc. 3.125% 2026		4,100	4,025
Berkshire Hathaway, Inc. 2.30% 2027		8,291	7,839
Berkshire Hathaway, Inc. 2.875% 2032		4,532	4,068
Berkshire Hathaway, Inc. 4.50% 2043		1,500	1,434
Berkshire Hathaway, Inc. 3.85% 2052		2,253	1,933
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,5]		4,250	4,065
BNP Paribas 3.375% 2025[5]		11,000	10,756
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,5]		28,583	26,426
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,5]		28,810	25,497
BNP Paribas 1.675% 2027 (USD-SOFR + 0.912% on 6/30/2026)[4,5]		7,292	6,436
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]		39,792	35,823
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]		19,469	16,306
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,5]		92,489	76,537
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[4,5]		5,025	4,212
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032		23,350	21,221
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[4]		26,900	25,797
Capital One Financial Corp. 4.25% 2025		17,500	17,467
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[4]		24,350	24,136
Charles Schwab Corp. 5.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971% on 6/1/2025)[4]		3,750	3,722
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[4]		17,500	17,633
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[4]		23,800	22,592
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031		6,203	5,035
Chubb INA Holdings, Inc. 1.375% 2030		4,000	3,195
Chubb INA Holdings, Inc. 2.85% 2051		2,157	1,581
Chubb INA Holdings, Inc. 3.05% 2061		3,758	2,692
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[4]		35,287	35,074
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[4]		12,852	12,055
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]		12,356	10,945
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[4]		46,305	42,988
Citigroup, Inc. 4.658% 2028 (USD-SOFR + 1.887% on 5/24/2027)[4]		5,580	5,542
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]		20,000	16,829
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[4]		25,506	21,026
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[4]		31,322	26,579
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[4]		17,879	16,125
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[4]		12,536	12,384
Commonwealth Bank of Australia 2.688% 2031[5]		26,500	21,592
Commonwealth Bank of Australia 3.784% 2032[5]		21,014	18,536
Cooperatieve Rabobank UA 2.75% 2023		17,000	16,997
Cooperatieve Rabobank UA 2.625% 2024[5]		5,450	5,279
Corebridge Financial, Inc. 3.50% 2025[5]		9,248	8,994
Corebridge Financial, Inc. 3.65% 2027[5]		28,876	27,170

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Corebridge Financial, Inc. 3.85% 2029[5]	USD	37,239	$34,448
Corebridge Financial, Inc. 3.90% 2032[5]		38,310	34,407
Corebridge Financial, Inc. 4.35% 2042[5]		2,317	1,980
Corebridge Financial, Inc. 4.40% 2052[5]		7,813	6,532
Crédit Agricole SA 3.75% 2023[5]		21,000	20,990
Crédit Agricole SA 3.25% 2024[5]		6,200	6,052
Crédit Agricole SA 4.375% 2025[5]		3,500	3,446
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,5]		12,000	11,052
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,5]		21,902	19,316
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]		20,250	20,119
Credit Suisse Group AG 3.80% 2023		29,264	29,001
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]		3,100	2,920
Credit Suisse Group AG 2.95% 2025		7,425	7,116
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,5]		14,950	13,570
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,5]		30,575	26,311
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]		8,385	7,543
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,5]		60,419	53,518
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]		45,550	36,297
Danske Bank AS 3.875% 2023[5]		15,165	15,106
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[4,5]		17,000	14,899
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]		19,150	18,179
Deutsche Bank AG 3.30% 2022		4,575	4,575
Deutsche Bank AG 3.95% 2023		9,097	9,079
Deutsche Bank AG 0.898% 2024		15,450	14,485
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]		89,334	86,183
Deutsche Bank AG 3.70% 2024		12,900	12,680
Deutsche Bank AG 3.70% 2024		4,203	4,155
Deutsche Bank AG 1.447% 2025 (USD-SOFR + 1.131% on 4/1/2024)[4]		30,000	28,053
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[4]		41,050	39,705
Deutsche Bank AG 4.50% 2025		1,800	1,716
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]		135,895	120,866
Deutsche Bank AG 4.10% 2026		16,415	16,129
Deutsche Bank AG 4.10% 2026		4,936	4,883
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[4]		31,501	27,209
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[4]		38,396	33,266
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]		27,917	23,398
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]		7,891	6,252
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]		7,450	6,656
Five Corners Funding Trust II 2.85% 2030[5]		4,300	3,745
GE Capital Funding, LLC 4.55% 2032		1,800	1,738
Goldman Sachs Group, Inc. 3.50% 2025		14,230	13,968
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]		23,967	21,384
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 2.581% 2026[6]		7,000	6,838
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]		61,000	53,589
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]		92,199	81,661
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[4]		15,737	14,294
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[4]		47,564	45,051
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]		5,000	4,719
Goldman Sachs Group, Inc. 2.60% 2030		3,284	2,804
Goldman Sachs Group, Inc. 3.80% 2030		9,419	8,743
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[4]		29,458	23,299
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[4]		33,618	27,218
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]		40,870	33,974
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[4]		5,917	4,882
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[4]		66,863	57,171
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[4]		10,000	7,319
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[4]		10,906	8,570
Groupe BPCE SA 2.75% 2023[5]		8,600	8,575
Groupe BPCE SA 5.70% 2023[5]		27,768	28,193
Groupe BPCE SA 4.625% 2024[5]		20,600	20,495
Groupe BPCE SA 5.15% 2024[5]		28,454	28,476
Groupe BPCE SA 1.625% 2025[5]		18,000	16,982

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	USD	38,255	$34,299
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[4,5]		5,000	4,414
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,5]		6,975	5,525
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[4]		16,751	15,991
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[4]		11,240	10,023
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[4]		71,646	69,715
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[4]		41,521	38,175
HSBC Holdings PLC 4.95% 2030		3,150	3,115
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[4]		7,253	6,135
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]		48,616	39,971
Huarong Finance 2017 Co., Ltd. 4.25% 2027		36,000	31,410
Huarong Finance 2017 Co., Ltd. 4.75% 2027		4,213	3,808
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[6]		16,000	15,640
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[6]		2,556	2,399
Huarong Finance II Co., Ltd. 5.00% 2025		3,637	3,442
Huarong Finance II Co., Ltd. 5.50% 2025		38,773	37,658
Huarong Finance II Co., Ltd. 4.625% 2026		360	331
Huarong Finance II Co., Ltd. 4.875% 2026		12,224	11,231
Intercontinental Exchange, Inc. 4.00% 2027		259	255
Intercontinental Exchange, Inc. 4.35% 2029		39,966	39,494
Intercontinental Exchange, Inc. 4.60% 2033		16,194	16,134
Intercontinental Exchange, Inc. 3.00% 2050		9,722	7,130
Intercontinental Exchange, Inc. 4.95% 2052		2,419	2,374
Intercontinental Exchange, Inc. 3.00% 2060		841	569
Intercontinental Exchange, Inc. 5.20% 2062		4,500	4,505
Intesa Sanpaolo SpA 3.125% 2022[5]		17,025	17,026
Intesa Sanpaolo SpA 3.375% 2023[5]		42,466	42,288
Intesa Sanpaolo SpA 3.25% 2024[5]		8,260	8,003
Intesa Sanpaolo SpA 5.017% 2024[5]		125,758	120,112
Intesa Sanpaolo SpA 5.71% 2026[5]		24,105	23,000
Intesa Sanpaolo SpA 3.875% 2027[5]		10,275	9,491
Intesa Sanpaolo SpA 3.875% 2028[5]		4,974	4,606
Intesa Sanpaolo SpA 4.00% 2029[5]		3,000	2,676
Iron Mountain Information Management Services, Inc. 5.00% 2032[5]		12,345	9,988
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[4]		5,000	4,987
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[4]		155,249	145,109
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]		61,584	58,708
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[4]		26,914	23,966
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]		22,000	20,629
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[4]		23,326	23,067
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[4]		34,000	29,844
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]		19,422	17,316
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[4]		35,000	32,455
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[4]		78,165	76,947
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]		41,999	36,158
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[4]		30,080	25,022
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]		3,460	2,914
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[4]		5,482	4,710
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[4]		10,752	10,572
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[4]		3,972	2,919
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[4]		7,330	5,590
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[4]		19,035	17,150
Keb Hana Bank 3.25% 2027[5]		8,350	8,031
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[4]		16,500	16,446
Lloyds Banking Group PLC 4.05% 2023		7,100	7,122
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[4]		6,730	6,653
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[4]		13,875	13,141
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[4]		3,525	3,137
Lloyds Banking Group PLC 3.75% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[4]		26,573	25,311
Lloyds Banking Group PLC 4.375% 2028		2,560	2,490
Lloyds Banking Group PLC 4.55% 2028		3,500	3,424

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
LPL Holdings, Inc. 4.625% 2027[5]	USD	270	$253
LPL Holdings, Inc. 4.375% 2031[5]		1,800	1,541
Marsh & McLennan Companies, Inc. 3.875% 2024		17,120	17,168
Marsh & McLennan Companies, Inc. 4.375% 2029		2,460	2,434
Marsh & McLennan Companies, Inc. 2.25% 2030		3,506	2,962
Marsh & McLennan Companies, Inc. 2.375% 2031		2,192	1,838
Marsh & McLennan Companies, Inc. 4.75% 2039		750	735
Marsh & McLennan Companies, Inc. 4.90% 2049		2,450	2,407
Marsh & McLennan Companies, Inc. 2.90% 2051		6,145	4,327
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]		100	108
MetLife, Inc. 3.60% 2025		100	99
MetLife, Inc. 4.55% 2030		3,000	3,028
MetLife, Inc. 4.60% 2046		800	777
Metropolitan Life Global Funding I 1.95% 2023[5]		1,000	994
Metropolitan Life Global Funding I 3.60% 2024[5]		3,000	2,989
Metropolitan Life Global Funding I 0.95% 2025[5]		5,007	4,609
Metropolitan Life Global Funding I 3.45% 2026[5]		2,315	2,236
Metropolitan Life Global Funding I 3.00% 2027[5]		3,500	3,302
Metropolitan Life Global Funding I 4.40% 2027[5]		4,574	4,612
Metropolitan Life Global Funding I 3.05% 2029[5]		5,000	4,590
Metropolitan Life Global Funding I 2.95% 2030[5]		391	353
Metropolitan Life Global Funding I 1.55% 2031[5]		2,284	1,822
Metropolitan Life Global Funding I 2.40% 2032[5]		3,250	2,734
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022		16,000	16,003
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024		2,300	2,242
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[4]		17,000	15,760
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[4]		35,000	30,978
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[4]		12,800	11,292
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[4]		18,000	16,238
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[4]		19,000	18,526
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[4]		26,000	22,916
Mizuho Financial Group, Ltd. 3.549% 2023		17,000	17,056
Morgan Stanley 3.125% 2023		10,000	10,000
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[4]		20,000	19,611
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[4]		57,500	57,324
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[4]		5,977	5,544
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]		9,115	8,090
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[4]		15,000	14,062
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[4]		17,000	16,240
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[4]		85,147	74,829
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]		14,216	12,644
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[4]		31,126	28,320
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[4]		55,109	53,930
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[4]		29,670	23,367
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[4]		5,104	4,053
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]		89,286	72,426
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[4]		22,978	19,013
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[4]		34,019	29,191
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[4]		28,326	27,461
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[4]		5,708	4,502
MSCI, Inc. 3.625% 2030[5]		16,200	13,534
MSCI, Inc. 3.25% 2033[5]		15,450	12,345
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[4,5]		18,000	18,155
National Australia Bank, Ltd. 2.875% 2023		13,200	13,182
National Australia Bank, Ltd. 2.332% 2030[5]		5,000	4,024
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]		5,000	4,988
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]		33,400	33,451

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 5.50% 2023	USD	7,000	$6,952
Navient Corp. 5.875% 2024		1,000	921
Navient Corp. 6.75% 2025		5,000	4,520
Navient Corp. 5.00% 2027		6,250	5,150
New York Life Global Funding 2.25% 2022[5]		10,195	10,195
New York Life Global Funding 0.95% 2025[5]		1,403	1,294
New York Life Global Funding 0.85% 2026[5]		32,280	29,159
New York Life Global Funding 3.25% 2027[5]		22,000	21,351
New York Life Global Funding 3.00% 2028[5]		2,250	2,132
New York Life Global Funding 1.20% 2030[5]		15,487	12,225
New York Life Global Funding 1.85% 2031[5]		1,250	1,014
Nordea Bank AB 3.60% 2025[5]		7,360	7,294
Northwestern Mutual Global Funding 0.80% 2026[5]		16,382	14,744
Nuveen, LLC 4.00% 2028[5]		1,515	1,480
OneMain Holdings, Inc. 7.125% 2026		9,300	8,617
PNC Bank 3.50% 2023		17,840	17,845
PNC Financial Services Group, Inc. 3.50% 2024		11,700	11,711
Power Financial Corp., Ltd. 4.50% 2029		5,000	4,668
Power Financial Corp., Ltd. 3.95% 2030		32,000	28,407
Power Financial Corp., Ltd. 3.35% 2031		8,670	7,206
PRICOA Global Funding I 2.45% 2022[5]		3,090	3,089
PRICOA Global Funding I 3.45% 2023[5]		11,825	11,828
Progressive Corp. 3.00% 2032		4,000	3,588
Prudential Financial, Inc. 3.905% 2047		850	735
Prudential Financial, Inc. 4.418% 2048		1,000	928
Prudential Financial, Inc. 4.35% 2050		4,435	4,095
Prudential Financial, Inc. 3.70% 2051		10,665	8,927
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[4]		3,500	3,408
Rede D’Or Finance SARL 4.50% 2030[5]		3,800	3,214
Royal Bank of Canada 0.75% 2024		20,780	19,421
Royal Bank of Canada 3.625% 2027		23,961	23,245
Royal Bank of Canada 3.875% 2032		21,810	20,832
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[4]		14,130	14,101
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[4]		7,500	6,824
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[4]		11,600	10,932
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[4]		2,650	2,597
Santander Holdings USA, Inc. 3.40% 2023		17,000	16,979
Santander Holdings USA, Inc. 3.50% 2024		13,325	13,103
Santander Holdings USA, Inc. 2.49% 2028[4]		21,875	19,324
Springleaf Finance Corp. 6.125% 2024		500	479
Starwood Property Trust, Inc. 5.50% 2023[5]		2,295	2,273
Sumitomo Mitsui Banking Corp. 3.102% 2023		28,940	28,937
Sumitomo Mitsui Banking Corp. 2.174% 2027		6,775	6,133
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[4]		11,614	8,765
Synchrony Financial 4.375% 2024		5,825	5,793
Synchrony Financial 3.95% 2027		6,700	6,114
Toronto-Dominion Bank 0.75% 2025		23,900	21,601
Toronto-Dominion Bank 2.45% 2032		14,652	12,257
Toronto-Dominion Bank 3.20% 2032		17,455	15,599
Toronto-Dominion Bank 4.456% 2032		32,048	31,720
Travelers Companies, Inc. 4.00% 2047		2,250	1,997
Travelers Companies, Inc. 4.10% 2049		1,500	1,358
Travelers Companies, Inc. 2.55% 2050		3,815	2,659
U.S. Bancorp 2.40% 2024		19,000	18,553
U.S. Bank NA 2.85% 2023		21,000	20,997
U.S. Bank NA 3.40% 2023		13,125	13,122
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,5]		20,772	18,445
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,5]		22,475	19,683

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 4.751% 2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,5]	USD	8,300	$8,222
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,5]		2,600	2,302
UniCredit SpA 4.625% 2027[5]		17,010	16,333
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]		29,477	25,972
United Overseas Bank, Ltd. 2.00% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,5]		8,430	7,606
VEB Finance, Ltd. 6.80% 2025[5,7,8,9]		500	—	[2]
Vigorous Champion International, Ltd. 4.25% 2029		2,263	2,102
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]		54,292	51,746
Wells Fargo & Company 3.00% 2026		34,533	32,919
Wells Fargo & Company 3.00% 2026		3,301	3,117
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[4]		22,745	22,398
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[4]		38,880	36,875
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[4]		80,863	76,661
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[4]		22,424	19,738
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]		9,716	8,361
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[4]		52,025	46,213
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[4]		40,105	37,181
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[4]		10,000	9,487
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[4]		11,339	10,375
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[4]		20,125	16,039
Willis North America, Inc. 4.65% 2027		8,185	8,059
Willis North America, Inc. 3.875% 2049		4,700	3,657
			6,229,716

Utilities 4.51%
AEP Texas, Inc. 3.45% 2051		6,219	4,784
AEP Transmission Co., LLC 3.10% 2026		12,269	11,862
AEP Transmission Co., LLC 3.65% 2050		110	91
AEP Transmission Co., LLC 2.75% 2051		975	686
AES Panama Generation Holdings SRL 4.375% 2030[5]		8,565	7,340
Alabama Power Co. 3.00% 2052		33,010	24,285
Alfa Desarrollo SpA 4.55% 2051[5]		5,715	4,117
Alliant Energy Finance, LLC 3.60% 2032[5]		23,526	21,325
Ameren Corp. 2.50% 2024		1,616	1,568
American Electric Power Company, Inc. 1.00% 2025		3,075	2,768
American Electric Power Company, Inc. 4.30% 2028		31,133	30,362
American Electric Power Company, Inc. 3.25% 2050		22,050	15,877
American Transmission Systems, Inc. 2.65% 2032[5]		1,695	1,437
Atlantic City Electric Co. 2.30% 2031		2,175	1,881
Baltimore Gas & Electric 4.55% 2052		3,150	3,059
Berkshire Hathaway Energy Company 2.80% 2023		8,650	8,641
Berkshire Hathaway Energy Company 4.50% 2045		200	186
Calpine Corp. 5.25% 2026[5]		3,398	3,234
Calpine Corp. 4.50% 2028[5]		4,000	3,639
Cemig Geração e Transmissão SA 9.25% 2024		291	303
CenterPoint Energy, Inc. 2.65% 2031		11,328	9,662
CenterPoint Energy, Inc. 3.70% 2049		2,775	2,220
CenterPoint Energy, Inc. 3.60% 2052		10,642	9,145
Cleveland Electric Illuminating Co. 4.55% 2030[5]		5,500	5,468
Colbun SA 3.95% 2027[5]		8,215	7,664
Comisión Federal de Electricidad 4.688% 2029[5]		30,765	27,615
Comisión Federal de Electricidad 3.875% 2033[5]		7,530	5,711
Connecticut Light and Power Co. 3.20% 2027		857	833
Connecticut Light and Power Co. 2.05% 2031		10,906	9,227
Consumers Energy Co. 3.25% 2046		7,918	6,389
Consumers Energy Co. 3.10% 2050		10,000	7,703
Consumers Energy Co. 3.75% 2050		7,594	6,636
Consumers Energy Co. 3.50% 2051		939	783
Consumers Energy Co. 2.65% 2052		20,487	14,415
Dominion Energy, Inc. 2.25% 2031		560	461

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Dominion Resources, Inc. 3.30% 2025	USD	2,113	$2,073
Dominion Resources, Inc. 3.375% 2030		20,716	18,957
Dominion Resources, Inc., junior subordinated, 3.071% 2024[4]		17,600	17,197
DPL, Inc. 4.125% 2025		1,040	962
DTE Electric Co. 3.70% 2045		657	562
DTE Electric Co. 3.25% 2051		1,058	854
DTE Electric Co. 3.65% 2052		3,213	2,781
DTE Energy Company 2.85% 2026		6,100	5,772
DTE Energy Company 1.90% 2028		1,505	1,343
DTE Energy Company 2.25% 2030		20,222	17,721
DTE Energy Company 3.00% 2032		35,673	32,252
DTE Energy Company 2.95% 2050		1,994	1,526
Duke Energy Carolinas, LLC 2.45% 2029		32,831	29,322
Duke Energy Carolinas, LLC 2.55% 2031		3,362	2,944
Duke Energy Corp. 0.90% 2025		3,125	2,831
Duke Energy Florida, LLC 3.20% 2027		1,967	1,921
Duke Energy Florida, LLC 2.50% 2029		6,857	6,099
Duke Energy Florida, LLC 1.75% 2030		9,000	7,474
Duke Energy Florida, LLC 3.00% 2051		8,684	6,501
Duke Energy Ohio, Inc. 2.125% 2030		5,250	4,435
Duke Energy Progress, LLC 2.00% 2031		6,308	5,231
Duke Energy Progress, LLC 2.50% 2050		6,460	4,427
Duke Energy Progress, LLC 2.90% 2051		3,675	2,716
Edison International 3.125% 2022		13,250	13,230
Edison International 3.55% 2024		19,734	19,270
Edison International 4.95% 2025		8,603	8,633
Edison International 5.75% 2027		34,743	35,291
Edison International 4.125% 2028		52,447	48,955
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[4]	EUR	15,000	11,125
Emera US Finance LP 0.833% 2024	USD	3,750	3,504
Emera US Finance LP 2.639% 2031		27,050	22,501
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]		16,700	16,178
Empresas Publicas de Medellin ESP 4.25% 2029		990	775
Empresas Publicas de Medellin ESP 4.25% 2029[5]		846	662
Empresas Publicas de Medellin ESP 4.375% 2031[5]		8,203	6,290
Enel Chile SA 4.875% 2028		3,045	2,916
Engie Energia Chile SA 3.40% 2030[5]		7,054	6,004
ENN Clean Energy International Investment, Ltd. 3.375% 2026[5]		8,250	7,503
ENN Energy Holdings, Ltd. 2.625% 2030[5]		24,093	20,546
Entergy Corp. 3.12% 2027		7,500	7,137
Entergy Corp. 1.90% 2028		34,227	29,399
Entergy Corp. 1.60% 2030		1,700	1,365
Entergy Corp. 2.40% 2031		24,551	19,993
Entergy Louisiana, LLC 2.90% 2051		17,647	12,758
Entergy Texas, Inc. 1.75% 2031		3,450	2,794
Eversource Energy 1.65% 2030		9,398	7,494
Exelon Corp. 4.10% 2052[5]		1,725	1,491
FirstEnergy Corp. 2.05% 2025		25,920	23,823
FirstEnergy Corp. 1.60% 2026		54,542	47,699
FirstEnergy Corp. 3.50% 2028[5]		15,958	15,030
FirstEnergy Corp. 4.10% 2028[5]		6,025	5,885
FirstEnergy Corp. 2.25% 2030		117,043	92,903
FirstEnergy Corp. 2.65% 2030		64,807	53,560
FirstEnergy Corp. 3.40% 2050		8,323	5,659
FirstEnergy Corp., Series B, 4.40% 2027[4]		92,185	87,121
FirstEnergy Transmission, LLC 2.866% 2028[5]		74,825	63,361
Florida Power & Light Company 2.45% 2032		53,217	46,431
Florida Power & Light Company 2.875% 2051		40,864	30,476
Georgia Power Co. 3.70% 2050		625	498
Gulf Power Co. 3.30% 2027		10,000	9,661
Interchile SA 4.50% 2056[5]		2,443	2,014
Interstate Power and Light Co. 3.25% 2024		13,337	13,184
Israel Electric Corp., Ltd. 4.25% 2028[5]		25,000	24,094
Israel Electric Corp., Ltd. 3.75% 2032[5]		2,160	1,937
Israel Electric Corp., Ltd. 8.10% 2096[5]		6,250	8,333
Jersey Central Power & Light Co. 4.30% 2026[5]		4,480	4,430

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Jersey Central Power & Light Co. 2.75% 2032[5]	USD	7,574	$6,451
Metropolitan Edison Co. 4.30% 2029[5]		5,000	4,927
MidAmerican Energy Holdings Co. 3.10% 2027		2,273	2,196
MidAmerican Energy Holdings Co. 3.65% 2029		2,300	2,236
MidAmerican Energy Holdings Co. 3.65% 2048		1,449	1,233
MidAmerican Energy Holdings Co. 2.70% 2052		3,945	2,844
Mississippi Power Co. 3.95% 2028		10,100	9,840
Mississippi Power Co. 4.25% 2042		14,426	12,607
Monongahela Power Co. 3.55% 2027[5]		4,800	4,571
NextEra Energy Capital Holdings, Inc. 1.875% 2027		18,000	16,248
NextEra Energy Capital Holdings, Inc. 2.75% 2029		5,009	4,433
NextEra Energy Capital Holdings, Inc. 2.25% 2030		6,361	5,348
NextEra Energy Partners LP 4.25% 2024[5]		4,715	4,518
NextEra Energy Partners LP 3.875% 2026[5]		3,535	3,240
NiSource Finance Corp. 3.95% 2048		2,513	2,090
NiSource Finance Corp. 5.00% 2052		13,449	13,170
Northern States Power Co. 2.25% 2031		1,081	946
Northern States Power Co. 2.90% 2050		3,166	2,388
Northern States Power Co. 2.60% 2051		27,465	19,400
Northern States Power Co. 4.50% 2052		2,825	2,791
NRG Energy, Inc. 3.625% 2031[5]		5,000	3,931
NRG Energy, Inc. 3.875% 2032[5]		3,000	2,389
Oncor Electric Delivery Company, LLC 0.55% 2025		8,100	7,316
Oncor Electric Delivery Company, LLC 2.70% 2051		8,183	5,997
Pacific Gas and Electric Co. 1.367% 2023		50,800	50,039
Pacific Gas and Electric Co. 3.25% 2023		3,421	3,373
Pacific Gas and Electric Co. 3.85% 2023		6,301	6,219
Pacific Gas and Electric Co. 4.25% 2023		508	505
Pacific Gas and Electric Co. 3.40% 2024		13,465	12,952
Pacific Gas and Electric Co. 3.45% 2025		1,116	1,051
Pacific Gas and Electric Co. 3.50% 2025		2,673	2,534
Pacific Gas and Electric Co. 2.95% 2026		58,094	52,859
Pacific Gas and Electric Co. 3.15% 2026		140,571	128,899
Pacific Gas and Electric Co. 2.10% 2027		31,272	26,241
Pacific Gas and Electric Co. 3.30% 2027		54,054	47,244
Pacific Gas and Electric Co. 3.30% 2027		31,114	27,902
Pacific Gas and Electric Co. 3.00% 2028		29,923	25,816
Pacific Gas and Electric Co. 3.75% 2028		32,059	28,332
Pacific Gas and Electric Co. 4.65% 2028		48,518	44,994
Pacific Gas and Electric Co. 4.55% 2030		193,648	172,252
Pacific Gas and Electric Co. 2.50% 2031		136,937	104,873
Pacific Gas and Electric Co. 3.25% 2031		34,221	27,675
Pacific Gas and Electric Co. 5.90% 2032		2,700	2,613
Pacific Gas and Electric Co. 3.30% 2040		26,025	17,982
Pacific Gas and Electric Co. 3.75% 2042		37,155	25,211
Pacific Gas and Electric Co. 3.50% 2050		54,827	36,726
PECO Energy Co. 2.80% 2050		16,550	12,135
PG&E Corp. 5.00% 2028		9,485	8,029
PG&E Corp. 5.25% 2030		3,450	2,845
Progress Energy, Inc. 7.00% 2031		8,568	9,633
Public Service Company of Colorado 1.875% 2031		45,575	38,144
Public Service Company of Colorado 1.90% 2031		2,678	2,264
Public Service Electric and Gas Co. 0.95% 2026		17,350	15,696
Public Service Electric and Gas Co. 3.65% 2028		2,978	2,904
Public Service Electric and Gas Co. 3.20% 2029		5,000	4,767
Public Service Electric and Gas Co. 2.45% 2030		2,005	1,790
Public Service Electric and Gas Co. 1.90% 2031		4,963	4,132
Public Service Electric and Gas Co. 3.10% 2032		49,663	45,678
Public Service Electric and Gas Co. 2.05% 2050		17,105	10,697
Public Service Electric and Gas Co. 3.15% 2050		15,000	11,681
Public Service Enterprise Group, Inc. 2.65% 2022		6,225	6,221
Public Service Enterprise Group, Inc. 3.00% 2027		1,542	1,487
Public Service Enterprise Group, Inc. 2.45% 2031		5,000	4,177
Public Service Enterprise Group, Inc. 3.20% 2049		2,475	1,970
San Diego Gas & Electric Co. 3.32% 2050		2,025	1,584
Southern California Edison Co. 0.975% 2024		1,658	1,564
Southern California Edison Co. 1.10% 2024		28,652	27,275

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 3.70% 2025	USD	5,000	$4,923
Southern California Edison Co. 1.20% 2026		7,747	6,940
Southern California Edison Co. 3.65% 2028		14,142	13,407
Southern California Edison Co. 2.85% 2029		66,852	59,298
Southern California Edison Co. 4.20% 2029		24,038	23,154
Southern California Edison Co. 2.25% 2030		29,908	25,139
Southern California Edison Co. 2.50% 2031		19,592	16,470
Southern California Edison Co. 2.75% 2032		25,388	21,474
Southern California Edison Co. 6.00% 2034		10,119	10,917
Southern California Edison Co. 5.35% 2035		30,475	30,447
Southern California Edison Co. 5.75% 2035		6,666	6,901
Southern California Edison Co. 5.625% 2036		5,649	5,708
Southern California Edison Co. 5.55% 2037		6,946	6,997
Southern California Edison Co. 5.95% 2038		12,088	12,538
Southern California Edison Co. 4.50% 2040		20,920	18,646
Southern California Edison Co. 4.00% 2047		26,315	21,396
Southern California Edison Co. 4.125% 2048		16,892	13,930
Southern California Edison Co. 4.875% 2049		1,925	1,749
Southern California Edison Co. 3.65% 2050		47,261	36,218
Southern California Edison Co. 2.95% 2051		15,067	10,244
Southern California Edison Co. 3.65% 2051		13,066	10,164
Southern California Edison Co. 3.45% 2052		3,248	2,424
Southern California Edison Co., Series C, 3.60% 2045		11,231	8,514
Southern California Gas Company 2.55% 2030		6,775	5,994
Southwestern Electric Power Co. 1.65% 2026		12,675	11,556
Southwestern Electric Power Co. 3.25% 2051		13,364	9,919
Talen Energy Corp. 7.25% 2027[5,7]		12,024	11,857
Talen Energy Corp. 6.625% 2028[5]		8,215	7,965
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[6,10]		2,910	2,884
Talen Energy Supply, LLC 7.625% 2028[5,7]		1,590	1,561
Tampa Electric Co. 2.60% 2022		4,350	4,346
Union Electric Co. 2.15% 2032		12,550	10,438
Union Electric Co. 2.625% 2051		1,494	1,041
Union Electric Co. 3.90% 2052		10,221	9,017
Virginia Electric and Power Co. 2.95% 2026		3,000	2,862
Virginia Electric and Power Co. 2.875% 2029		3,083	2,825
Virginia Electric and Power Co. 2.30% 2031		14,020	11,867
Virginia Electric and Power Co. 2.40% 2032		16,675	14,268
Virginia Electric and Power Co. 4.00% 2043		1,437	1,260
Virginia Electric and Power Co. 2.45% 2050		18,135	12,223
Virginia Electric and Power Co. 4.625% 2052		30,092	29,200
Vistra Operations Co., LLC 3.55% 2024[5]		8,000	7,730
Vistra Operations Co., LLC 5.00% 2027[5]		1,000	911
WEC Energy Group, Inc. 2.20% 2028		9,475	8,297
Wisconsin Power and Light Co. 1.95% 2031		15,450	12,846
Wisconsin Power and Light Co. 3.65% 2050		2,675	2,199
Xcel Energy, Inc. 3.35% 2026		25,500	24,652
Xcel Energy, Inc. 1.75% 2027		19,998	17,880
Xcel Energy, Inc. 2.60% 2029		20,392	17,801
Xcel Energy, Inc. 3.40% 2030		13,219	12,161
Xcel Energy, Inc. 2.35% 2031		40,188	33,218
Xcel Energy, Inc. 4.60% 2032		31,260	31,032
Xcel Energy, Inc. 3.50% 2049		9,175	7,282
			3,175,956

Consumer discretionary 3.48%
Allied Universal Holdco, LLC 4.625% 2028[5]		2,105	1,742
Amazon.com, Inc. 1.20% 2027		4,519	4,024
Amazon.com, Inc. 3.30% 2027		11,359	11,153
Amazon.com, Inc. 1.65% 2028		25,000	22,173
Amazon.com, Inc. 3.45% 2029		8,434	8,205
Amazon.com, Inc. 1.50% 2030		6,278	5,221
Amazon.com, Inc. 2.10% 2031		25,000	21,434
Amazon.com, Inc. 3.60% 2032		37,880	36,514
Amazon.com, Inc. 3.875% 2037		550	522
Amazon.com, Inc. 2.875% 2041		5,827	4,671

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 3.10% 2051	USD	33,000	$26,036
American Honda Finance Corp. 2.60% 2022		106	106
American Honda Finance Corp. 3.625% 2023		6,724	6,745
American Honda Finance Corp. 1.20% 2025		14,987	13,846
American Honda Finance Corp. 1.30% 2026		4,000	3,614
American Honda Finance Corp. 2.00% 2028		5,425	4,813
American Honda Finance Corp. 1.80% 2031		1,500	1,231
Atlas LuxCo 4 SARL 4.625% 2028[5]		1,610	1,305
Bayerische Motoren Werke AG 3.45% 2023[5]		16,128	16,140
Bayerische Motoren Werke AG 3.80% 2023[5]		1,985	1,995
Bayerische Motoren Werke AG 3.90% 2025[5]		21,240	21,200
Bayerische Motoren Werke AG 1.25% 2026[5]		600	538
Bayerische Motoren Werke AG 3.45% 2027[5]		3,850	3,756
Bayerische Motoren Werke AG 1.95% 2031[5]		3,500	2,861
Bayerische Motoren Werke AG 2.55% 2031[5]		14,011	12,139
Bayerische Motoren Werke AG 3.70% 2032[5]		8,750	8,264
BMW Finance NV 2.25% 2022[5]		7,500	7,500
Carnival Corp. 10.50% 2026[5]		1,250	1,247
Carnival Corp. 4.00% 2028[5]		1,000	824
Daimler Trucks Finance North America, LLC 1.125% 2023[5]		18,000	17,291
Daimler Trucks Finance North America, LLC 1.625% 2024[5]		29,500	27,761
Daimler Trucks Finance North America, LLC 3.50% 2025[5]		11,275	11,055
Daimler Trucks Finance North America, LLC 2.00% 2026[5]		10,500	9,443
Daimler Trucks Finance North America, LLC 3.65% 2027[5]		20,372	19,533
Daimler Trucks Finance North America, LLC 2.375% 2028[5]		23,725	20,444
Daimler Trucks Finance North America, LLC 2.50% 2031[5]		62,028	50,609
DaimlerChrysler North America Holding Corp. 2.55% 2022[5]		12,750	12,754
DaimlerChrysler North America Holding Corp. 1.75% 2023[5]		18,000	17,791
DaimlerChrysler North America Holding Corp. 0.75% 2024[5]		18,000	17,114
DaimlerChrysler North America Holding Corp. 2.70% 2024[5]		19,500	19,088
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]		9,710	9,696
Expedia Group, Inc. 6.25% 2025[5]		2,734	2,819
Ford Motor Co. 2.30% 2025		33,110	29,802
Ford Motor Co. 2.90% 2029		29,500	23,181
Ford Motor Co. 4.75% 2043		1,000	716
Ford Motor Credit Company, LLC 3.664% 2024		5,756	5,454
Ford Motor Credit Company, LLC 3.81% 2024		3,935	3,825
Ford Motor Credit Company, LLC 5.584% 2024		423	422
Ford Motor Credit Company, LLC 4.134% 2025		400	380
Ford Motor Credit Company, LLC 5.125% 2025		1,000	957
Ford Motor Credit Company, LLC 2.70% 2026		66,960	57,144
Ford Motor Credit Company, LLC 4.542% 2026		18,000	16,503
Ford Motor Credit Company, LLC 3.815% 2027		3,010	2,564
Ford Motor Credit Company, LLC 4.125% 2027		19,805	17,495
Ford Motor Credit Company, LLC 4.271% 2027		41,650	37,438
Ford Motor Credit Company, LLC 4.95% 2027		9,920	9,236
Ford Motor Credit Company, LLC 2.90% 2028		3,400	2,745
General Motors Company 4.35% 2025		14,354	14,191
General Motors Company 6.125% 2025		33,548	34,731
General Motors Company 4.20% 2027		4,595	4,364
General Motors Company 6.80% 2027		17,934	18,898
General Motors Company 6.75% 2046		1,000	1,005
General Motors Financial Co. 3.55% 2022		1,850	1,850
General Motors Financial Co. 3.25% 2023		22,403	22,370
General Motors Financial Co. 3.70% 2023		15,126	15,128
General Motors Financial Co. 4.15% 2023		14,010	14,023
General Motors Financial Co. 1.05% 2024		3,781	3,587
General Motors Financial Co. 1.20% 2024		12,614	11,740
General Motors Financial Co. 3.50% 2024		1,885	1,844
General Motors Financial Co. 2.75% 2025		25,560	24,018
General Motors Financial Co. 2.90% 2025		369	353
General Motors Financial Co. 3.80% 2025		24,381	23,801
General Motors Financial Co. 1.25% 2026		7,991	7,049
General Motors Financial Co. 1.50% 2026		64,392	56,291
General Motors Financial Co. 4.00% 2026		7,285	6,968
General Motors Financial Co. 2.35% 2027		40,512	35,716
General Motors Financial Co. 2.70% 2027		38,601	33,998

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 2.40% 2028	USD	36,175	$30,075
General Motors Financial Co. 2.40% 2028		12,928	10,939
General Motors Financial Co. 4.30% 2029		17,000	15,617
General Motors Financial Co. 3.60% 2030		1,735	1,501
General Motors Financial Co. 2.35% 2031		34,765	26,988
General Motors Financial Co. 2.70% 2031		33,643	26,543
General Motors Financial Co. 3.10% 2032		4,554	3,664
Grand Canyon University 4.125% 2024		25,000	23,900
Hanesbrands, Inc. 4.625% 2024[5]		5,430	5,325
Home Depot, Inc. 3.90% 2028		831	831
Home Depot, Inc. 2.95% 2029		42,205	39,426
Home Depot, Inc. 2.70% 2030		25,000	22,697
Home Depot, Inc. 1.375% 2031		26,220	21,149
Home Depot, Inc. 3.125% 2049		5	4
Home Depot, Inc. 3.35% 2050		110	90
Home Depot, Inc. 2.375% 2051		6,847	4,643
Hyundai Capital America 2.85% 2022[5]		7,412	7,394
Hyundai Capital America 3.25% 2022[5]		24,685	24,681
Hyundai Capital America 1.25% 2023[5]		24,257	23,517
Hyundai Capital America 2.375% 2023[5]		21,815	21,542
Hyundai Capital America 5.75% 2023[5]		10,000	10,153
Hyundai Capital America 0.875% 2024[5]		33,560	31,397
Hyundai Capital America 1.00% 2024[5]		15,600	14,493
Hyundai Capital America 1.80% 2025[5]		55,906	51,194
Hyundai Capital America 2.65% 2025[5]		28,554	27,264
Hyundai Capital America 5.875% 2025[5]		10,000	10,314
Hyundai Capital America 1.30% 2026[5]		17,000	15,108
Hyundai Capital America 1.50% 2026[5]		36,460	32,313
Hyundai Capital America 1.65% 2026[5]		39,800	35,127
Hyundai Capital America 2.375% 2027[5]		11,397	10,036
Hyundai Capital America 3.00% 2027[5]		22,768	20,963
Hyundai Capital America 1.80% 2028[5]		15,000	12,675
Hyundai Capital America 2.00% 2028[5]		52,823	44,463
Hyundai Capital America 2.10% 2028[5]		18,900	15,947
Hyundai Capital Services, Inc. 2.125% 2025[5]		5,225	4,941
Hyundai Capital Services, Inc. 1.25% 2026[5]		6,570	5,918
International Game Technology PLC 6.50% 2025[5]		1,560	1,555
International Game Technology PLC 4.125% 2026[5]		2,115	1,918
International Game Technology PLC 6.25% 2027[5]		3,500	3,411
International Game Technology PLC 5.25% 2029[5]		6,940	6,299
KB Home 6.875% 2027		5,000	4,834
KIA Corp. 2.375% 2025[5]		9,995	9,570
Lennar Corp. 4.50% 2024		3,015	3,010
Limited Brands, Inc. 6.875% 2035		4,500	3,670
Limited Brands, Inc. 6.75% 2036		4,800	3,849
Lowe’s Companies, Inc. 1.30% 2028		684	578
Lowe’s Companies, Inc. 1.70% 2030		5,216	4,188
Lowe’s Companies, Inc. 2.625% 2031		2,250	1,928
Lowe’s Companies, Inc. 3.75% 2032		3,871	3,596
Lowe’s Companies, Inc. 4.05% 2047		2,427	2,031
Lowe’s Companies, Inc. 3.00% 2050		5,431	3,795
Lowe’s Companies, Inc. 4.25% 2052		1,458	1,266
M.D.C. Holdings, Inc. 6.00% 2043		7,475	6,118
Marriott International, Inc. 5.75% 2025		1,196	1,242
Marriott International, Inc. 3.125% 2026		1,235	1,180
Marriott International, Inc. 2.85% 2031		16,535	13,729
Marriott International, Inc. 2.75% 2033		30,067	23,683
McDonald’s Corp. 2.125% 2030		5,793	4,958
McDonald’s Corp. 4.45% 2048		1,750	1,623
McDonald’s Corp. 3.625% 2049		6,857	5,678
McDonald’s Corp. 4.20% 2050		5,396	4,832
Meituan Dianping 2.125% 2025[5]		5,041	4,547
Meituan Dianping 3.05% 2030[5]		17,000	12,668
Meituan Dianping 3.05% 2030		15,000	11,178
Melco International Development, Ltd. 4.875% 2025[5]		300	225
Melco International Development, Ltd. 5.75% 2028[5]		3,990	2,574
Melco International Development, Ltd. 5.375% 2029[5]		885	535

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
MGM Resorts International 6.75% 2025	USD	3,000	$2,948
Morongo Band of Mission Indians 7.00% 2039[5]		11,225	12,794
NIKE, Inc. 2.40% 2025		8,656	8,437
NIKE, Inc. 3.25% 2040		5,469	4,691
Nissan Motor Acceptance Co., LLC 1.125% 2024[5]		16,200	14,902
Nissan Motor Acceptance Co., LLC 1.85% 2026[5]		36,749	31,002
Nissan Motor Acceptance Co., LLC 2.45% 2028[5]		22,958	18,538
Nissan Motor Co., Ltd. 2.60% 2022[5]		44,825	44,609
Nissan Motor Co., Ltd. 3.043% 2023[5]		8,756	8,614
Nissan Motor Co., Ltd. 3.522% 2025[5]		48,235	45,710
Nissan Motor Co., Ltd. 2.00% 2026[5]		31,075	26,923
Nissan Motor Co., Ltd. 4.345% 2027[5]		32,162	29,548
Nissan Motor Co., Ltd. 2.75% 2028[5]		39,575	33,124
Nissan Motor Co., Ltd. 4.81% 2030[5]		24,600	21,878
President & Fellows of Harvard College 2.517% 2050		5,500	4,041
QVC, Inc. 4.85% 2024		1,050	983
Royal Caribbean Cruises, Ltd. 11.50% 2025[5]		2,500	2,575
S.A.C.I. Falabella 3.75% 2027[5]		8,295	7,658
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		200	188
Sands China, Ltd. 3.80% 2026		2,330	1,871
Sands China, Ltd. 5.40% 2028		43,750	33,803
Sands China, Ltd. 4.375% 2030		6,500	4,762
Starbucks Corp. 3.10% 2023		15,237	15,268
Starbucks Corp. 3.80% 2025		14,000	13,958
Stellantis Finance US, Inc. 1.711% 2027[5]		32,225	28,049
Stellantis Finance US, Inc. 2.691% 2031[5]		43,618	34,582
Taylor Morrison Home Corp. 5.75% 2028[5]		3,500	3,151
Toyota Motor Credit Corp. 2.70% 2023		5,300	5,284
Toyota Motor Credit Corp. 0.45% 2024		2,530	2,424
Toyota Motor Credit Corp. 0.681% 2024		6,731	6,427
Toyota Motor Credit Corp. 1.15% 2027		6,086	5,303
Toyota Motor Credit Corp. 3.05% 2027		3,849	3,704
Toyota Motor Credit Corp. 3.20% 2027		2,330	2,259
Toyota Motor Credit Corp. 1.90% 2028		13,370	11,896
Toyota Motor Credit Corp. 3.05% 2028		2,454	2,323
Toyota Motor Credit Corp. 4.45% 2029		616	624
Toyota Motor Credit Corp. 3.375% 2030		15,094	14,213
VICI Properties LP 4.25% 2026[5]		5,700	5,218
VICI Properties LP 4.625% 2029[5]		715	641
VICI Properties LP / VICI Note Co., Inc. 5.625% 2024[5]		3,885	3,845
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[5]		2,675	2,506
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[5]		3,475	3,311
VICI Properties LP / VICI Note Co., Inc. 4.50% 2028[5]		6,770	6,182
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[5]		2,835	2,444
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[5]		2,500	2,162
Volkswagen Group of America Finance, LLC 3.125% 2023[5]		20,696	20,555
Volkswagen Group of America Finance, LLC 2.85% 2024[5]		11,869	11,571
Volkswagen Group of America Finance, LLC 1.25% 2025[5]		8,362	7,495
Volkswagen Group of America Finance, LLC 3.35% 2025[5]		21,089	20,403
Volkswagen Group of America Finance, LLC 4.35% 2027[5]		16,375	16,066
Wyndham Destinations, Inc. 6.625% 2026[5]		4,000	3,800
Wynn Macau, Ltd. 5.125% 2029[5]		1,200	747
Wynn Resorts Finance, LLC 7.75% 2025[5]		4,380	4,268
Wynn Resorts Finance, LLC 5.125% 2029[5]		2,500	1,973
			2,450,355

Energy 3.10%
Antero Resources Corp. 5.375% 2030[5]		1,735	1,585
Apache Corp. 4.25% 2030		9,050	8,035
Apache Corp. 6.00% 2037		6,135	5,670
Apache Corp. 5.10% 2040		4,860	4,118
Apache Corp. 4.75% 2043		15,000	11,710
Apache Corp. 5.35% 2049		16,725	13,248
Baker Hughes Co. 2.061% 2026		6,787	6,230
Boardwalk Pipeline Partners LP 3.375% 2023		1,900	1,895
BP Capital Markets America, Inc. 2.721% 2032		11,390	9,817
BP Capital Markets America, Inc. 2.772% 2050		451	314

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
BP Capital Markets America, Inc. 3.001% 2052	USD	6,280	$4,538
Canadian Natural Resources, Ltd. 2.95% 2023		16,235	16,180
Canadian Natural Resources, Ltd. 3.80% 2024		10,500	10,434
Canadian Natural Resources, Ltd. 2.05% 2025		3,547	3,322
Canadian Natural Resources, Ltd. 3.85% 2027		49,448	47,433
Canadian Natural Resources, Ltd. 2.95% 2030		1,798	1,579
Canadian Natural Resources, Ltd. 4.95% 2047		179	170
Cenovus Energy, Inc. 5.375% 2025		32,721	33,711
Cenovus Energy, Inc. 4.25% 2027		68,145	66,855
Cenovus Energy, Inc. 2.65% 2032		17,538	14,527
Cenovus Energy, Inc. 5.25% 2037		9,149	8,948
Cenovus Energy, Inc. 5.40% 2047		52,113	50,179
Cheniere Energy Partners LP 4.50% 2029		5,050	4,518
Cheniere Energy Partners LP 3.25% 2032[5]		5,374	4,244
Cheniere Energy, Inc. 4.625% 2028		8,875	8,021
Cheniere Energy, Inc. 3.70% 2029		7,057	6,462
Chesapeake Energy Corp. 5.50% 2026[5]		1,405	1,341
Chesapeake Energy Corp. 5.875% 2029[5]		1,210	1,143
Chevron Corp. 2.954% 2026		25,490	24,888
Chevron Corp. 1.995% 2027		22,156	20,382
Chevron Corp. 2.236% 2030		15,853	13,929
Chevron Corp. 3.078% 2050		3,943	3,145
Chevron USA, Inc. 1.018% 2027		16,054	14,017
Chevron USA, Inc. 2.343% 2050		4,790	3,314
CNX Resources Corp. 7.25% 2027[5]		20	20
CNX Resources Corp. 6.00% 2029[5]		1,608	1,505
ConocoPhillips 3.80% 2052		12,508	10,731
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[11]		1,399	1,168
Continental Resources, Inc. 2.875% 2032[5]		12,140	9,505
Devon Energy Corp. 5.25% 2024		638	651
Devon Energy Corp. 5.25% 2027		1,624	1,645
Devon Energy Corp. 5.875% 2028		1,347	1,376
Devon Energy Corp. 4.50% 2030		12,331	11,661
Diamondback Energy, Inc. 4.40% 2051		18,496	15,792
Diamondback Energy, Inc. 4.25% 2052		17,348	14,428
DT Midstream, Inc. 4.125% 2029[5]		3,430	2,917
Ecopetrol SA 5.875% 2045		2,859	1,951
Enbridge Energy Partners LP 7.375% 2045		14,043	16,768
Enbridge, Inc. 4.00% 2023		10,100	10,144
Endeavor Energy Resources LP 6.625% 2025[5]		1,995	2,008
Energy Transfer Operating LP 5.875% 2024		2,043	2,084
Energy Transfer Operating LP 2.90% 2025		23,003	21,887
Energy Transfer Operating LP 3.75% 2030		14,013	12,643
Energy Transfer Operating LP 5.00% 2050		108,654	92,624
Energy Transfer Partners LP 4.20% 2023		5,725	5,736
Energy Transfer Partners LP 4.50% 2024		2,975	2,978
Energy Transfer Partners LP 4.95% 2028		7,500	7,398
Energy Transfer Partners LP 6.125% 2045		1,529	1,461
Energy Transfer Partners LP 5.30% 2047		21,614	18,759
Energy Transfer Partners LP 6.25% 2049		1,571	1,526
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]		17,000	12,582
Enterprise Products Operating, LLC 3.20% 2052		3,637	2,617
Enterprise Products Operating, LLC 3.30% 2053		11,284	8,226
EQM Midstream Partners LP 6.50% 2027[5]		4,020	3,745
EQM Midstream Partners LP 7.50% 2027[5]		2,168	2,096
EQM Midstream Partners LP 5.50% 2028		8,300	7,182
EQM Midstream Partners LP 4.50% 2029[5]		5,120	4,166
EQT Corp. 6.625% 2025[4]		5,812	5,991
EQT Corp. 3.90% 2027		11,000	10,254
EQT Corp. 5.00% 2029		1,175	1,139
EQT Corp. 7.50% 2030[4]		15,000	16,129
Equinor ASA 3.625% 2028		8,379	8,197
Equinor ASA 2.375% 2030		944	828
Equinor ASA 3.125% 2030		22,503	20,886
Equinor ASA 3.25% 2049		5,687	4,523
Exxon Mobil Corp. 2.019% 2024		24,204	23,601

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Exxon Mobil Corp. 2.44% 2029	USD	17,028	$15,336
Exxon Mobil Corp. 2.61% 2030		40,320	36,237
Exxon Mobil Corp. 4.227% 2040		2,000	1,894
Exxon Mobil Corp. 3.452% 2051		25,230	20,675
Harvest Midstream I, LP 7.50% 2028[5]		1,988	1,871
Hilcorp Energy I, LP 5.75% 2029[5]		2,125	1,870
Hilcorp Energy I, LP 6.25% 2032[5]		1,670	1,470
Kinder Morgan, Inc. 5.20% 2048		373	342
Marathon Oil Corp. 4.40% 2027		5,755	5,624
MPLX LP 3.50% 2022		140	140
MPLX LP 1.75% 2026		14,508	13,087
MPLX LP 2.65% 2030		6,184	5,168
MPLX LP 4.70% 2048		5,660	4,770
MPLX LP 5.50% 2049		51,288	47,687
MPLX LP 4.95% 2052		473	410
Murphy Oil Corp. 6.375% 2028		6,250	5,840
Murphy Oil USA, Inc. 3.75% 2031[5]		7,160	6,097
MV24 Capital BV 6.748% 2034[5]		1,764	1,584
New Fortress Energy, Inc. 6.50% 2026[5]		6,595	5,986
NGL Energy Operating, LLC 7.50% 2026[5]		6,555	5,923
Occidental Petroleum Corp. 8.00% 2025		3,930	4,143
Occidental Petroleum Corp. 8.875% 2030		4,500	5,175
Occidental Petroleum Corp. 6.45% 2036		5,000	5,137
Occidental Petroleum Corp. 4.20% 2048		4,250	3,318
Oleoducto Central SA 4.00% 2027[5]		9,840	8,225
Oleoducto Central SA 4.00% 2027		9,063	7,576
ONEOK, Inc. 2.20% 2025		439	409
ONEOK, Inc. 5.85% 2026		34,246	35,541
ONEOK, Inc. 4.00% 2027		2,769	2,669
ONEOK, Inc. 4.55% 2028		910	881
ONEOK, Inc. 3.40% 2029		2,882	2,547
ONEOK, Inc. 4.35% 2029		1,617	1,523
ONEOK, Inc. 3.10% 2030		8,883	7,646
ONEOK, Inc. 6.35% 2031		14,286	14,940
ONEOK, Inc. 4.95% 2047		432	369
ONEOK, Inc. 5.20% 2048		26,631	23,668
ONEOK, Inc. 4.45% 2049		11,094	8,858
ONEOK, Inc. 4.50% 2050		7,802	6,265
ONEOK, Inc. 7.15% 2051		9,461	10,058
Petróleos Mexicanos 3.50% 2023		12,446	12,269
Petróleos Mexicanos 4.625% 2023		1,641	1,608
Petróleos Mexicanos 4.875% 2024		1,881	1,834
Petróleos Mexicanos 4.25% 2025		300	274
Petróleos Mexicanos 6.875% 2025		70,306	65,910
Petróleos Mexicanos 4.50% 2026		9,922	8,556
Petróleos Mexicanos 6.875% 2026		110,761	100,021
Petróleos Mexicanos 7.47% 2026	MXN	70,000	3,039
Petróleos Mexicanos 6.49% 2027	USD	20,000	17,367
Petróleos Mexicanos 6.50% 2027		89,858	78,184
Petróleos Mexicanos 6.50% 2029		15,417	12,580
Petróleos Mexicanos 8.75% 2029[5]		65,819	59,713
Petróleos Mexicanos 6.84% 2030		5,122	4,044
Petróleos Mexicanos 5.95% 2031		23,453	17,225
Petróleos Mexicanos 6.70% 2032		149,849	114,575
Petróleos Mexicanos 6.75% 2047		1,284	797
Petróleos Mexicanos 7.69% 2050		23,125	15,504
Plains All American Pipeline LP 3.80% 2030		1,543	1,365
PTT Exploration and Production PCL 2.587% 2027[5]		7,780	7,205
Qatar Petroleum 1.375% 2026[5]		45,305	40,842
Qatar Petroleum 2.25% 2031[5]		47,510	40,662
Qatar Petroleum 2.25% 2031		8,000	6,847
Qatar Petroleum 3.125% 2041[5]		39,411	31,005
Qatar Petroleum 3.30% 2051[5]		9,730	7,537
Rattler Midstream Partners LP 5.625% 2025[5]		4,317	4,321
SA Global Sukuk, Ltd. 0.946% 2024[5]		3,525	3,331
SA Global Sukuk, Ltd. 1.602% 2026[5]		15,160	13,845
SA Global Sukuk, Ltd. 2.694% 2031[5]		8,490	7,479

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sabine Pass Liquefaction, LLC 5.625% 2023[4]	USD	14,000	$14,137
Sabine Pass Liquefaction, LLC 5.75% 2024		13,100	13,371
Sabine Pass Liquefaction, LLC 5.625% 2025		21,015	21,459
Sabine Pass Liquefaction, LLC 5.875% 2026		33,750	34,930
Sabine Pass Liquefaction, LLC 4.50% 2030		1,959	1,879
Saudi Arabian Oil Co. 1.625% 2025[5]		2,980	2,756
Saudi Arabian Oil Co. 3.50% 2029[5]		4,835	4,621
Saudi Arabian Oil Co. 4.375% 2049[5]		1,325	1,178
Shell International Finance BV 3.50% 2023		7,500	7,553
Shell International Finance BV 2.00% 2024		3,250	3,159
Shell International Finance BV 3.875% 2028		12,110	11,959
Shell International Finance BV 2.375% 2029		29,001	25,630
Shell International Finance BV 2.75% 2030		19,950	18,024
Shell International Finance BV 3.25% 2050		4,675	3,695
Shell International Finance BV 3.00% 2051		4,204	3,158
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026[5]		10,500	9,697
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[5]		11,940	10,442
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[5]		27,125	19,383
Southwestern Energy Co. 5.95% 2025[4]		880	871
Southwestern Energy Co. 8.375% 2028		1,300	1,372
Sunoco Logistics Operating Partners LP 4.00% 2027		15,000	14,210
Sunoco Logistics Operating Partners LP 5.40% 2047		32,489	28,572
Sunoco LP 6.00% 2027		4,210	4,021
Sunoco LP 4.50% 2029		3,215	2,656
Tallgrass Energy Partners, LP 7.50% 2025[5]		1,370	1,328
Targa Resources Partners LP 6.875% 2029		6,000	6,133
Targa Resources Partners LP 5.50% 2030		8,660	8,279
Targa Resources Partners LP 4.875% 2031		2,190	2,000
Total Capital International 3.455% 2029		4,700	4,478
Total Capital International 2.829% 2030		7,860	7,128
Total Capital International 3.461% 2049		2,600	2,108
Total Capital International 3.127% 2050		8,718	6,682
TransCanada PipeLines, Ltd. 4.10% 2030		16,811	16,074
Transportadora de Gas Peru SA 4.25% 2028[5]		2,535	2,399
Western Gas Partners LP 5.30% 2048		2,000	1,616
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[4]		8,964	8,276
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[4]		6,606	5,733
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[4]		15,036	12,119
Williams Companies, Inc. 3.50% 2030		5,327	4,807
			2,184,221

Communication services 3.02%
Alphabet, Inc. 1.10% 2030		9,030	7,419
América Móvil, SAB de CV, 8.46% 2036	MXN	27,000	1,152
AT&T, Inc. 1.70% 2026	USD	10,000	9,153
AT&T, Inc. 2.30% 2027		21,611	19,743
AT&T, Inc. 1.65% 2028		26,227	22,712
AT&T, Inc. 4.35% 2029		31,577	31,112
AT&T, Inc. 4.30% 2030		30,000	29,301
AT&T, Inc. 2.75% 2031		86,949	75,166
AT&T, Inc. 2.25% 2032		62,704	51,288
AT&T, Inc. 2.55% 2033		34,698	28,188
AT&T, Inc. 3.50% 2053		57,523	43,699
Axiata SPV2 Bhd. 2.163% 2030		4,883	4,162
Cablevision Systems Corp. 5.375% 2028[5]		4,850	4,208
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029		7,734	6,362
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[5]		2,700	2,419
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[5]		18,675	15,565
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[5]		9,665	8,296
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		26,986	21,640
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032		25,960	19,671
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		2,225	1,809
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[5]		8,000	6,570
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033		16,230	14,512
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[5]		21,825	16,936
CCO Holdings, LLC and CCO Holdings Capital Corp. 6.484% 2045		6,850	6,674
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049		18,943	15,717

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	USD	5,000	$3,972
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051		8,400	5,700
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052		2,900	2,019
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053		7,840	6,641
CenturyLink, Inc. 4.00% 2027[5]		80,876	68,618
Comcast Corp. 3.95% 2025		5,250	5,278
Comcast Corp. 2.65% 2030		60,290	54,001
Comcast Corp. 1.95% 2031		14,746	12,281
Comcast Corp. 3.25% 2039		2,120	1,746
Comcast Corp. 3.75% 2040		8,930	7,842
Comcast Corp. 2.80% 2051		22,600	16,035
Comcast Corp. 2.887% 2051		5,000	3,578
Diamond Sports Group, LLC 5.375% 2026[5]		3,500	879
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[5]		8,750	7,493
Gray Escrow II, Inc. 5.375% 2031[5]		925	743
Gray Television, Inc. 5.875% 2026[5]		1,682	1,575
Gray Television, Inc. 4.75% 2030[5]		3,393	2,660
Grupo Televisa, SAB 7.25% 2043	MXN	25,290	772
iHeartCommunications, Inc. 6.375% 2026	USD	8,475	7,864
Level 3 Communications, Inc. 5.25% 2026		5,015	4,737
Level 3 Communications, Inc. 3.875% 2029[5]		6,900	5,712
Level 3 Financing, Inc. 3.75% 2029[5]		3,053	2,366
Magallanes, Inc. 3.428% 2024[5]		41,644	40,861
Magallanes, Inc. 3.638% 2025[5]		19,418	18,831
Magallanes, Inc. 3.755% 2027[5]		103,574	97,240
Magallanes, Inc. 4.054% 2029[5]		8,369	7,672
Magallanes, Inc. 4.279% 2032[5]		41,902	37,490
Magallanes, Inc. 5.05% 2042[5]		20,005	17,051
Magallanes, Inc. 5.141% 2052[5]		57,034	47,946
Magallanes, Inc. 5.391% 2062[5]		17,798	14,916
Netflix, Inc. 4.875% 2028		89,741	84,642
Netflix, Inc. 5.875% 2028		179,635	176,080
Netflix, Inc. 5.375% 2029[5]		81,647	77,303
Netflix, Inc. 6.375% 2029		16,150	16,340
Netflix, Inc. 4.875% 2030[5]		64,701	59,338
News Corp. 3.875% 2029[5]		6,000	5,197
News Corp. 5.125% 2032[5]		8,175	7,255
Quebecor Media, Inc. 5.75% 2023		3,600	3,611
SBA Tower Trust 1.631% 2026[5]		61,789	55,345
Scripps Escrow II, Inc. 3.875% 2029[5]		1,307	1,098
Sirius XM Radio, Inc. 4.00% 2028[5]		4,300	3,735
Sprint Corp. 7.875% 2023		6,163	6,373
Sprint Corp. 7.125% 2024		10,010	10,304
Sprint Corp. 7.625% 2025		39,000	40,725
Sprint Corp. 6.875% 2028		5,000	5,273
Sprint Corp. 8.75% 2032		4,500	5,430
TEGNA, Inc. 5.00% 2029		8,500	8,062
Tencent Holdings, Ltd. 3.28% 2024[5]		15,000	14,883
Tencent Holdings, Ltd. 3.595% 2028		7,500	7,131
Tencent Holdings, Ltd. 2.39% 2030[5]		30,000	25,138
Tencent Holdings, Ltd. 3.24% 2050[5]		14,870	10,281
Tencent Holdings, Ltd. 3.29% 2060[5]		10,000	6,635
T-Mobile US, Inc. 3.50% 2025		6,550	6,415
T-Mobile US, Inc. 1.50% 2026		4,900	4,433
T-Mobile US, Inc. 2.25% 2026		13,438	12,118
T-Mobile US, Inc. 2.625% 2026		46,064	41,889
T-Mobile US, Inc. 3.75% 2027		20,800	20,046
T-Mobile US, Inc. 2.05% 2028		2,500	2,173
T-Mobile US, Inc. 4.75% 2028		4,566	4,435
T-Mobile US, Inc. 2.40% 2029		6,204	5,367
T-Mobile US, Inc. 2.625% 2029		17,611	14,872
T-Mobile US, Inc. 3.375% 2029		8,000	7,023
T-Mobile US, Inc. 3.875% 2030		18,318	17,113
T-Mobile US, Inc. 2.55% 2031		20,551	17,314
T-Mobile US, Inc. 2.875% 2031		22,912	19,065
T-Mobile US, Inc. 3.50% 2031		25,816	22,343
T-Mobile US, Inc. 2.70% 2032		17,050	14,325

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 3.00% 2041	USD	7,490	$5,598
T-Mobile US, Inc. 3.30% 2051		10,603	7,744
T-Mobile US, Inc. 3.40% 2052		36,991	27,400
Verizon Communications, Inc. 4.329% 2028		13,420	13,361
Verizon Communications, Inc. 3.875% 2029		2,071	2,006
Verizon Communications, Inc. 4.016% 2029		5,000	4,847
Verizon Communications, Inc. 1.68% 2030		38,817	31,323
Verizon Communications, Inc. 1.75% 2031		43,768	35,196
Verizon Communications, Inc. 2.55% 2031		11,425	9,778
Verizon Communications, Inc. 2.355% 2032		18,947	15,726
Verizon Communications, Inc. 2.65% 2040		26,370	19,388
Verizon Communications, Inc. 2.85% 2041		20,079	15,084
Verizon Communications, Inc. 3.40% 2041		23,831	19,442
Verizon Communications, Inc. 3.85% 2042		855	731
Verizon Communications, Inc. 2.875% 2050		48,952	34,809
Verizon Communications, Inc. 3.55% 2051		5,160	4,146
Verizon Communications, Inc. 3.875% 2052		20,000	16,806
Videotron, Ltd. 5.375% 2024[5]		3,100	3,081
Virgin Media O2 4.25% 2031[5]		5,475	4,416
Virgin Media Secured Finance PLC 5.50% 2029[5]		5,000	4,481
Virgin Media Secured Finance PLC 4.50% 2030[5]		500	412
Vodafone Group PLC 5.25% 2048		6,992	6,668
Vodafone Group PLC 4.25% 2050		17,875	14,974
VZ Secured Financing BV 5.00% 2032[5]		2,000	1,664
Warner Music Group 3.00% 2031[5]		6,500	5,052
Ziggo Bond Finance BV 4.875% 2030[5]		6,000	5,104
ZipRecruiter, Inc. 5.00% 2030[5]		13,375	11,252
			2,127,592

Health care 2.98%
AbbVie, Inc. 2.60% 2024		30,200	29,267
AbbVie, Inc. 2.95% 2026		16,395	15,546
AbbVie, Inc. 3.20% 2029		8,905	8,199
AmerisourceBergen Corp. 2.70% 2031		42,338	36,317
Amgen, Inc. 2.45% 2030		12,829	11,199
Amgen, Inc. 3.35% 2032		3,133	2,872
Anthem, Inc. 2.95% 2022		11,000	10,996
Anthem, Inc. 2.375% 2025		1,534	1,479
Anthem, Inc. 4.10% 2032		36,973	36,018
Anthem, Inc. 4.55% 2052		22,714	21,417
AstraZeneca Finance, LLC 1.75% 2028		8,166	7,212
AstraZeneca Finance, LLC 2.25% 2031		11,453	9,982
AstraZeneca PLC 3.50% 2023		15,207	15,256
AstraZeneca PLC 3.375% 2025		20,971	20,799
AstraZeneca PLC 0.70% 2026		6,589	5,873
AstraZeneca PLC 4.00% 2029		2,027	2,021
AstraZeneca PLC 1.375% 2030		13,696	11,254
AstraZeneca PLC 3.00% 2051		3,294	2,620
Avantor Funding, Inc. 4.625% 2028[5]		6,320	5,810
Bausch Health Companies, Inc. 4.875% 2028[5]		5,125	4,021
Baxter International, Inc. 2.539% 2032		23,238	19,639
Bayer US Finance II, LLC 3.875% 2023[5]		14,400	14,379
Bayer US Finance II, LLC 4.25% 2025[5]		32,819	32,445
Bayer US Finance II, LLC 4.375% 2028[5]		30,891	30,113
Becton, Dickinson and Company 3.363% 2024		12,129	12,013
Boston Scientific Corp. 3.45% 2024		875	874
Boston Scientific Corp. 2.65% 2030		42,491	37,117
Boston Scientific Corp. 4.70% 2049		340	326
Bristol-Myers Squibb Company 2.90% 2024		9,095	9,018
Bristol-Myers Squibb Company 3.20% 2026		7,768	7,672
Bristol-Myers Squibb Company 3.40% 2029		2,197	2,123
Bristol-Myers Squibb Company 1.45% 2030		3,580	2,944
Centene Corp. 4.25% 2027		58,085	54,401
Centene Corp. 2.45% 2028		86,515	72,390
Centene Corp. 4.625% 2029		42,335	39,602
Centene Corp. 3.00% 2030		23,055	19,168
Centene Corp. 3.375% 2030		45,137	38,408

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Centene Corp. 2.50% 2031	USD	74,200	$59,129
Centene Corp. 2.625% 2031		14,110	11,255
Charles River Laboratories International, Inc. 3.75% 2029[5]		4,335	3,769
Cigna Corp. 2.375% 2031		7,885	6,663
CVS Health Corp. 1.30% 2027		10,000	8,624
CVS Health Corp. 3.25% 2029		10,362	9,469
CVS Health Corp. 1.75% 2030		5,660	4,538
CVS Health Corp. 1.875% 2031		13,185	10,571
CVS Health Corp. 5.05% 2048		1,707	1,637
CVS Health Corp. 4.25% 2050		8,451	7,296
Danaher Corp. 2.80% 2051		6,500	4,692
Eli Lilly and Company 3.375% 2029		10,549	10,333
EMD Finance, LLC 3.25% 2025[5]		16,185	15,961
Gilead Sciences, Inc. 1.65% 2030		10,000	8,201
GlaxoSmithKline PLC 3.375% 2023		35,700	35,872
GlaxoSmithKline PLC 3.00% 2024		14,515	14,412
GlaxoSmithKline PLC 3.625% 2025		26,180	26,235
GlaxoSmithKline PLC 3.875% 2028		2,917	2,904
HCA, Inc. 5.875% 2026		4,700	4,733
HCA, Inc. 3.125% 2027[5]		4,775	4,342
HCA, Inc. 3.375% 2029[5]		10,353	9,116
HCA, Inc. 4.125% 2029		2,825	2,579
HCA, Inc. 5.875% 2029		7,130	7,149
HCA, Inc. 3.50% 2030		5,225	4,460
HCA, Inc. 3.625% 2032[5]		33,712	28,478
HCA, Inc. 5.25% 2049		8,300	7,165
HCA, Inc. 4.625% 2052[5]		2,479	1,987
Humana, Inc. 3.70% 2029		19,384	18,369
IMS Health Holdings, Inc. 5.00% 2026[5]		5,750	5,491
Johnson & Johnson 2.10% 2040		8,185	5,995
Kaiser Foundation Hospitals 2.81% 2041		5,555	4,317
Laboratory Corporation of America Holdings 1.55% 2026		6,555	5,890
Laboratory Corporation of America Holdings 4.70% 2045		1,310	1,166
Merck & Co., Inc. 2.75% 2025		36,590	36,199
Merck & Co., Inc. 1.70% 2027		18,478	16,800
Merck & Co., Inc. 1.45% 2030		20,000	16,635
Merck & Co., Inc. 2.15% 2031		34,914	30,066
Molina Healthcare, Inc. 4.375% 2028[5]		2,125	1,902
Molina Healthcare, Inc. 3.875% 2030[5]		2,665	2,282
Novartis Capital Corp. 1.75% 2025		8,147	7,865
Novartis Capital Corp. 2.00% 2027		11,893	11,084
Novartis Capital Corp. 2.20% 2030		24,078	21,243
Pfizer, Inc. 3.20% 2023		32,648	32,668
Pfizer, Inc. 2.95% 2024		7,674	7,647
Pfizer, Inc. 2.75% 2026		21,057	20,454
Pfizer, Inc. 1.70% 2030		20,880	17,784
Regeneron Pharmaceuticals, Inc. 1.75% 2030		12,201	9,794
Roche Holdings, Inc. 1.93% 2028[5]		46,849	41,448
Roche Holdings, Inc. 2.076% 2031[5]		116,071	99,074
Roche Holdings, Inc. 2.607% 2051[5]		2,632	1,915
Shire PLC 2.875% 2023		4,486	4,438
Shire PLC 3.20% 2026		24,764	23,802
Summa Health 3.511% 2051		1,655	1,363
Syneos Health, Inc. 3.625% 2029[5]		2,315	1,963
Takeda Pharmaceutical Company, Ltd. 4.40% 2023		31,550	31,808
Takeda Pharmaceutical Company, Ltd. 5.00% 2028		7,500	7,649
Tenet Healthcare Corp. 4.625% 2024		4,240	4,075
Tenet Healthcare Corp. 4.875% 2026[5]		5,535	5,111
Tenet Healthcare Corp. 5.125% 2027[5]		4,565	4,116
Teva Pharmaceutical Finance Co. BV 2.95% 2022		3,832	3,780
Teva Pharmaceutical Finance Co. BV 6.00% 2024		85,316	84,250
Teva Pharmaceutical Finance Co. BV 7.125% 2025		66,000	64,509
Teva Pharmaceutical Finance Co. BV 3.15% 2026		141,270	116,301
Teva Pharmaceutical Finance Co. BV 4.75% 2027		17,500	14,969
Teva Pharmaceutical Finance Co. BV 6.75% 2028		108,089	100,952
Teva Pharmaceutical Finance Co. BV 4.10% 2046		135,216	84,634
Teva Pharmaceutical Finance Co., LLC 6.15% 2036		11,690	9,796

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 3.35% 2022	USD	200	$200
UnitedHealth Group, Inc. 2.375% 2024		7,903	7,742
UnitedHealth Group, Inc. 3.50% 2024		6,860	6,894
UnitedHealth Group, Inc. 3.70% 2025		15,430	15,408
UnitedHealth Group, Inc. 3.75% 2025		5,900	5,900
UnitedHealth Group, Inc. 3.70% 2027		7,520	7,499
UnitedHealth Group, Inc. 2.875% 2029		4,194	3,870
UnitedHealth Group, Inc. 4.00% 2029		14,165	14,041
UnitedHealth Group, Inc. 2.00% 2030		16,379	14,050
UnitedHealth Group, Inc. 2.30% 2031		2,055	1,782
UnitedHealth Group, Inc. 4.20% 2032		20,033	20,034
UnitedHealth Group, Inc. 3.05% 2041		8,000	6,462
UnitedHealth Group, Inc. 4.25% 2048		3,314	3,098
UnitedHealth Group, Inc. 4.45% 2048		2,015	1,939
UnitedHealth Group, Inc. 3.70% 2049		6,795	5,810
UnitedHealth Group, Inc. 2.90% 2050		10,000	7,510
UnitedHealth Group, Inc. 3.25% 2051		8,365	6,583
UnitedHealth Group, Inc. 4.75% 2052		8,835	8,845
UnitedHealth Group, Inc. 4.95% 2062		3,494	3,550
Valeant Pharmaceuticals International, Inc. 5.50% 2025[5]		10,000	8,800
WellPoint, Inc. 3.50% 2024		9,349	9,323
			2,101,304

Industrials 2.63%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[5]		11,235	10,362
ADT Security Corp. 4.125% 2029[5]		3,000	2,443
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026		7,812	6,837
Air Lease Corp. 0.80% 2024		17,900	16,405
Air Lease Corp. 2.875% 2026		28,382	26,098
Air Lease Corp. 2.20% 2027		18,500	16,139
Air Lease Corp. 2.10% 2028		13,775	11,057
Allison Transmission Holdings, Inc. 3.75% 2031[5]		4,000	3,213
Autoridad del Canal de Panama 4.95% 2035[5]		5,500	5,600
Autoridad del Canal de Panama 4.95% 2035		1,025	1,044
Avolon Holdings Funding, Ltd. 3.95% 2024[5]		35,726	34,232
Avolon Holdings Funding, Ltd. 2.125% 2026[5]		35,436	30,678
Avolon Holdings Funding, Ltd. 4.25% 2026[5]		9,306	8,630
Avolon Holdings Funding, Ltd. 4.375% 2026[5]		3,500	3,247
Avolon Holdings Funding, Ltd. 2.528% 2027[5]		2,795	2,281
Avolon Holdings Funding, Ltd. 3.25% 2027[5]		16,000	13,944
Avolon Holdings Funding, Ltd. 2.75% 2028[5]		20,000	16,329
Boeing Company 1.95% 2024		6,096	5,903
Boeing Company 2.80% 2024		3,485	3,418
Boeing Company 4.875% 2025		137,783	137,466
Boeing Company 2.196% 2026		80,451	72,642
Boeing Company 2.75% 2026		114,914	106,884
Boeing Company 3.10% 2026		7,789	7,264
Boeing Company 2.70% 2027		15,304	13,632
Boeing Company 5.04% 2027		85,257	84,284
Boeing Company 3.25% 2028		113,333	101,385
Boeing Company 3.25% 2028		10,176	9,069
Boeing Company 5.15% 2030		152,966	146,958
Boeing Company 3.625% 2031		23,057	19,925
Boeing Company 3.60% 2034		6,790	5,428
Boeing Company 3.25% 2035		2,022	1,533
Boeing Company 3.50% 2039		545	391
Boeing Company 5.705% 2040		8,150	7,616
Boeing Company 3.90% 2049		8,665	6,166
Boeing Company 3.75% 2050		4,934	3,491
Boeing Company 5.805% 2050		52,351	48,178
Boeing Company 5.93% 2060		2,000	1,825
Burlington Northern Santa Fe, LLC 3.05% 2051		8,000	6,102
Burlington Northern Santa Fe, LLC 3.30% 2051		36,427	29,299
Burlington Northern Santa Fe, LLC 2.875% 2052		1,425	1,067
BWX Technologies, Inc. 4.125% 2028[5]		1,675	1,494
Canadian National Railway Company 3.20% 2046		750	587
Canadian Pacific Railway, Ltd. 1.75% 2026		12,290	11,131

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Canadian Pacific Railway, Ltd. 2.45% 2031	USD	41,177	$35,274
Canadian Pacific Railway, Ltd. 3.00% 2041		25,869	20,281
Canadian Pacific Railway, Ltd. 3.10% 2051		44,958	33,191
Carrier Global Corp. 2.242% 2025		1,609	1,531
Carrier Global Corp. 2.493% 2027		1,332	1,213
Carrier Global Corp. 2.722% 2030		15,767	13,629
Carrier Global Corp. 3.377% 2040		17,500	13,748
Carrier Global Corp. 3.577% 2050		3,000	2,277
Clean Harbors, Inc. 4.875% 2027[5]		1,100	1,009
Clean Harbors, Inc. 5.125% 2029[5]		10,000	9,094
CSX Corp. 3.80% 2028		2,460	2,402
CSX Corp. 4.25% 2029		4,277	4,258
CSX Corp. 2.40% 2030		17,855	15,658
CSX Corp. 2.50% 2051		5,905	3,986
Delta Air Lines, Inc. 7.00% 2025[5]		2,750	2,787
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[4]		14,000	14,060
Dun & Bradstreet Corp. 5.00% 2029[5]		16,863	14,588
ENA Master Trust 4.00% 2048[5]		8,154	6,345
General Dynamics Corp. 3.375% 2023		6,645	6,688
General Dynamics Corp. 3.50% 2025		8,025	7,995
General Dynamics Corp. 1.15% 2026		7,280	6,617
General Dynamics Corp. 3.625% 2030		10,250	9,945
General Dynamics Corp. 2.25% 2031		2,377	2,070
General Electric Capital Corp. 4.418% 2035		47,021	43,977
General Electric Capital Corp., Series A, 6.75% 2032		4,850	5,431
Honeywell International, Inc. 2.30% 2024		3,387	3,329
Honeywell International, Inc. 1.35% 2025		165	156
Honeywell International, Inc. 2.70% 2029		8,333	7,655
Honeywell International, Inc. 1.95% 2030		20,000	17,191
Howmet Aerospace, Inc. 5.95% 2037		4,000	3,779
Icahn Enterprises Finance Corp. 4.75% 2024		2,500	2,340
Icahn Enterprises Finance Corp. 6.25% 2026		5,200	4,879
L3Harris Technologies, Inc. 1.80% 2031		3,725	2,977
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[5]		2,516	2,486
Lima Metro Line 2 Finance, Ltd. 5.875% 2034		536	529
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[5]		2,926	2,636
Lima Metro Line 2 Finance, Ltd. 4.35% 2036		2,303	2,075
Lockheed Martin Corp. 1.85% 2030		7,687	6,567
Lockheed Martin Corp. 4.50% 2036		3,018	3,004
Masco Corp. 1.50% 2028		10,810	9,080
Masco Corp. 2.00% 2031		14,724	11,584
Masco Corp. 3.125% 2051		2,112	1,455
Mexico City Airport Trust 4.25% 2026		200	185
Mexico City Airport Trust 3.875% 2028		11,400	9,811
Mexico City Airport Trust 3.875% 2028[5]		690	594
Mexico City Airport Trust 5.50% 2046		4,093	2,834
Mexico City Airport Trust 5.50% 2047		15,685	10,802
Mexico City Airport Trust 5.50% 2047[5]		4,796	3,303
MISC Capital Two (Labuan), Ltd. 3.75% 2027[5]		16,872	15,865
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[5]		2,300	2,143
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[5]		4,650	4,278
Norfolk Southern Corp. 3.05% 2050		1,558	1,145
Norfolk Southern Corp. 4.55% 2053		7,564	7,167
Northrop Grumman Corp. 2.93% 2025		25,040	24,519
Northrop Grumman Corp. 3.25% 2028		8,475	8,063
Otis Worldwide Corp. 2.056% 2025		28,882	27,388
Otis Worldwide Corp. 2.293% 2027		5,750	5,211
Otis Worldwide Corp. 2.565% 2030		4,900	4,238
Pitney Bowes, Inc. 6.875% 2027[5]		6,000	4,776
Prime Security Services Borrower, LLC 5.25% 2024[5]		2,500	2,448
Prime Security Services Borrower, LLC 5.75% 2026[5]		2,000	1,869
Prime Security Services Borrower, LLC 3.375% 2027[5]		3,100	2,563
Raytheon Technologies Corp. 3.20% 2024		10,105	10,019
Raytheon Technologies Corp. 2.25% 2030		3,750	3,236
Raytheon Technologies Corp. 1.90% 2031		18,596	15,256
Raytheon Technologies Corp. 2.375% 2032		13,474	11,418

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Raytheon Technologies Corp. 2.82% 2051	USD	3,750	$2,692
Raytheon Technologies Corp. 3.03% 2052		7,000	5,228
Republic Services, Inc. 2.50% 2024		7,000	6,783
Republic Services, Inc. 2.375% 2033		9,620	7,873
Rolls-Royce PLC 5.75% 2027[5]		1,935	1,749
Rutas 2 and 7 Finance, Ltd. 0% 2036[5]		1,735	1,026
Siemens AG 1.20% 2026[5]		23,362	21,184
Stericycle, Inc. 5.375% 2024[5]		5,000	4,836
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[5]		14,355	11,104
TransDigm, Inc. 6.25% 2026[5]		656	634
Triton Container International, Ltd. 1.15% 2024[5]		8,063	7,554
Triton Container International, Ltd. 3.15% 2031[5]		15,346	12,421
Union Pacific Corp. 3.15% 2024		5,705	5,667
Union Pacific Corp. 3.75% 2025		2,000	2,004
Union Pacific Corp. 2.15% 2027		4,740	4,395
Union Pacific Corp. 2.40% 2030		9,549	8,452
Union Pacific Corp. 2.375% 2031		36,045	31,182
Union Pacific Corp. 2.80% 2032		26,093	23,254
Union Pacific Corp. 2.891% 2036		15,705	13,007
Union Pacific Corp. 3.375% 2042		3,350	2,795
Union Pacific Corp. 4.30% 2049		4,550	4,271
Union Pacific Corp. 3.25% 2050		18,198	14,311
Union Pacific Corp. 2.95% 2052		7,956	5,872
Union Pacific Corp. 3.50% 2053		7,590	6,201
Union Pacific Corp. 3.95% 2059		11,880	10,153
United Airlines Holdings, Inc. 6.50% 2027[5]		10,440	10,292
United Technologies Corp. 3.65% 2023		437	437
United Technologies Corp. 3.95% 2025		17,415	17,476
United Technologies Corp. 3.125% 2027		1,000	957
United Technologies Corp. 4.125% 2028		6,320	6,243
United Technologies Corp. 4.50% 2042		1,625	1,553
Waste Management, Inc. 4.15% 2032		13,880	13,620
WESCO Distribution, Inc. 7.125% 2025[5]		2,165	2,165
WESCO Distribution, Inc. 7.25% 2028[5]		4,355	4,318
XPO Logistics, Inc. 6.25% 2025[5]		2,250	2,237
			1,854,530

Consumer staples 1.65%
7-Eleven, Inc. 0.95% 2026[5]		14,861	13,136
7-Eleven, Inc. 1.30% 2028[5]		18,485	15,388
7-Eleven, Inc. 1.80% 2031[5]		100,106	78,243
7-Eleven, Inc. 2.80% 2051[5]		8,505	5,561
Albertsons Companies, Inc. 3.50% 2023[5]		3,575	3,539
Altria Group, Inc. 2.35% 2025		785	742
Altria Group, Inc. 4.40% 2026		7,928	7,802
Altria Group, Inc. 4.80% 2029		9,905	9,424
Altria Group, Inc. 3.40% 2030		2,620	2,225
Altria Group, Inc. 2.45% 2032		6,000	4,525
Altria Group, Inc. 4.50% 2043		100	75
Altria Group, Inc. 5.95% 2049		50,296	44,181
Altria Group, Inc. 4.45% 2050		13,107	9,466
Altria Group, Inc. 3.70% 2051		19,268	12,345
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046		33,000	31,078
Anheuser-Busch InBev NV 4.00% 2028		2,000	1,976
Anheuser-Busch InBev NV 4.75% 2029		36,001	36,662
Anheuser-Busch InBev NV 3.50% 2030		2,455	2,304
Anheuser-Busch InBev NV 4.90% 2031		3,000	3,079
Anheuser-Busch InBev NV 5.45% 2039		10,000	10,185
Anheuser-Busch InBev NV 4.439% 2048		1,155	1,016
Anheuser-Busch InBev NV 4.60% 2048		9,275	8,348
Anheuser-Busch InBev NV 5.55% 2049		4,979	5,096
Anheuser-Busch InBev NV 4.50% 2050		14,083	12,684
British American Tobacco International Finance PLC 3.95% 2025[5]		20,022	19,656
British American Tobacco International Finance PLC 1.668% 2026		17,162	15,215
British American Tobacco PLC 3.222% 2024		51,000	49,626
British American Tobacco PLC 3.215% 2026		8,750	8,185
British American Tobacco PLC 3.557% 2027		57,335	52,498

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 4.70% 2027	USD	911	$891
British American Tobacco PLC 2.259% 2028		32,106	26,927
British American Tobacco PLC 4.448% 2028		19,500	18,480
British American Tobacco PLC 4.906% 2030		6,138	5,707
British American Tobacco PLC 2.726% 2031		23,635	18,744
British American Tobacco PLC 4.742% 2032		17,000	15,129
British American Tobacco PLC 4.39% 2037		50,000	39,743
British American Tobacco PLC 3.734% 2040		7,505	5,274
British American Tobacco PLC 4.54% 2047		47,511	34,918
British American Tobacco PLC 4.758% 2049		46,300	34,992
British American Tobacco PLC 3.984% 2050		15,837	10,939
British American Tobacco PLC 5.282% 2050		9,163	7,493
British American Tobacco PLC 5.65% 2052		4,398	3,804
Central Garden & Pet Co. 4.125% 2030		1,325	1,089
Coca-Cola Company 1.00% 2028		2,785	2,407
Coca-Cola Company 1.375% 2031		3,424	2,790
Coca-Cola Company 2.50% 2051		1,634	1,187
Coca-Cola FEMSA, SAB de CV, 1.85% 2032		5,500	4,280
Conagra Brands, Inc. 4.30% 2024		22,146	22,246
Conagra Brands, Inc. 4.60% 2025		11,307	11,362
Conagra Brands, Inc. 1.375% 2027		7,200	6,016
Conagra Brands, Inc. 5.30% 2038		738	697
Conagra Brands, Inc. 5.40% 2048		14,298	13,531
Constellation Brands, Inc. 3.70% 2026		3,350	3,264
Constellation Brands, Inc. 4.35% 2027		5,757	5,714
Constellation Brands, Inc. 3.60% 2028		1,650	1,567
Constellation Brands, Inc. 2.875% 2030		26,447	23,033
Constellation Brands, Inc. 2.25% 2031		5,951	4,833
Constellation Brands, Inc. 4.75% 2032		19,010	18,916
Constellation Brands, Inc. 4.10% 2048		1,000	854
Darling Ingredients, Inc. 5.25% 2027[5]		6,000	5,814
Darling Ingredients, Inc. 6.00% 2030[5]		755	754
GSK Consumer Healthcare Capital US, LLC 3.375% 2027[5]		17,000	16,285
Imperial Tobacco Finance PLC 3.50% 2023[5]		3,173	3,156
InRetail Consumer 3.25% 2028[5]		5,400	4,491
JBS Luxembourg SARL 2.50% 2027[5]		32,544	28,385
JBS Luxembourg SARL 3.625% 2032[5]		10,189	8,255
JBS Luxembourg SARL 3.625% 2032		212	172
JBS USA Lux SA 3.00% 2029[5]		22,321	18,893
JBS USA Lux SA 5.50% 2030[5]		2,375	2,251
JBS USA Lux SA 3.00% 2032[5]		18,250	14,043
Keurig Dr Pepper, Inc. 4.417% 2025		2,624	2,647
Keurig Dr Pepper, Inc. 3.20% 2030		13,597	12,178
Kimberly-Clark de México, SAB de CV, 2.431% 2031[5]		2,510	2,091
Kraft Heinz Company 3.00% 2026		2,599	2,453
Kraft Heinz Company 4.375% 2046		14,000	11,690
Kraft Heinz Company 4.875% 2049		7,910	7,000
Nestlé Holdings, Inc. 0.625% 2026[5]		15,343	13,830
Nestlé Holdings, Inc. 1.00% 2027[5]		9,795	8,582
Nestlé Holdings, Inc. 1.15% 2027[5]		7,500	6,726
Nestlé Holdings, Inc. 1.875% 2031[5]		10,000	8,424
Nestlé Holdings, Inc. 2.625% 2051[5]		10,000	7,453
PepsiCo, Inc. 1.625% 2030		6,401	5,434
PepsiCo, Inc. 1.40% 2031		5,307	4,360
PepsiCo, Inc. 1.95% 2031		40,560	34,592
PepsiCo, Inc. 3.625% 2050		933	844
PepsiCo, Inc. 2.75% 2051		2,067	1,588
Philip Morris International, Inc. 2.50% 2022		16,500	16,490
Philip Morris International, Inc. 2.875% 2024		11,985	11,856
Philip Morris International, Inc. 1.50% 2025		1,286	1,207
Philip Morris International, Inc. 0.875% 2026		4,170	3,704
Philip Morris International, Inc. 3.375% 2029		6,052	5,465
Philip Morris International, Inc. 1.75% 2030		10,476	8,125
Philip Morris International, Inc. 2.10% 2030		3,718	3,049
Philip Morris International, Inc. 4.125% 2043		4,445	3,596
Philip Morris International, Inc. 4.875% 2043		8,500	7,580
Philip Morris International, Inc. 4.25% 2044		1,009	822

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Procter & Gamble Company 0.55% 2025	USD	9,135	$8,410
Procter & Gamble Company 1.00% 2026		1,229	1,130
Procter & Gamble Company 1.20% 2030		4,005	3,275
Procter & Gamble Company 3.00% 2030		1,183	1,117
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031		17,570	13,683
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051		4,185	2,814
Reckitt Benckiser Treasury Services PLC 2.75% 2024[5]		4,305	4,216
Reynolds American, Inc. 4.45% 2025		7,158	7,125
Reynolds American, Inc. 4.75% 2042		2,500	2,201
Reynolds American, Inc. 5.85% 2045		10,195	8,572
Spectrum Brands, Inc. 5.75% 2025		2,750	2,720
Wal-Mart Stores, Inc. 2.35% 2022		4,000	3,998
			1,164,633

Information technology 1.29%
Adobe, Inc. 2.30% 2030		6,009	5,312
Analog Devices, Inc. 1.70% 2028		11,225	9,847
Analog Devices, Inc. 2.10% 2031		22,799	19,490
Analog Devices, Inc. 2.80% 2041		2,973	2,335
Analog Devices, Inc. 2.95% 2051		18,184	13,911
Apple, Inc. 0.55% 2025		21,050	19,298
Apple, Inc. 1.125% 2025		12,963	12,185
Apple, Inc. 0.70% 2026		9,300	8,483
Apple, Inc. 2.375% 2041		4,625	3,546
Apple, Inc. 2.65% 2051		7,990	5,907
Apple, Inc. 2.70% 2051		4,500	3,366
Apple, Inc. 2.55% 2060		2,790	1,917
Black Knight, Inc. 3.625% 2028[5]		3,200	2,776
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		14,359	13,829
Broadcom, Inc. 4.00% 2029[5]		18,905	17,535
Broadcom, Inc. 4.75% 2029		10,912	10,583
Broadcom, Inc. 4.15% 2030		36,500	33,480
Broadcom, Inc. 4.15% 2032[5]		14,602	13,199
Broadcom, Inc. 3.419% 2033[5]		6,938	5,745
Broadcom, Inc. 3.469% 2034[5]		111,198	90,648
Broadcom, Inc. 3.137% 2035[5]		4,909	3,735
Broadcom, Inc. 3.187% 2036[5]		57,589	43,859
Broadcom, Inc. 4.926% 2037[5]		821	737
Broadcom, Inc. 3.50% 2041[5]		11,842	8,951
Broadcom, Inc. 3.75% 2051[5]		7,205	5,350
Broadcom, Ltd. 2.65% 2023		16,500	16,470
CDW Corp. 4.125% 2025		5,275	5,139
Fidelity National Information Services, Inc. 1.15% 2026		22,429	19,870
Fidelity National Information Services, Inc. 2.25% 2031		13,937	11,326
Fidelity National Information Services, Inc. 3.10% 2041		1,129	826
Fiserv, Inc. 2.75% 2024		19,000	18,552
Fiserv, Inc. 3.50% 2029		10,016	9,145
Fiserv, Inc. 2.65% 2030		5,019	4,256
Gartner, Inc. 4.50% 2028[5]		1,850	1,702
Global Payments, Inc. 2.90% 2030		10,871	9,183
Global Payments, Inc. 2.90% 2031		5,973	4,898
Imola Merger Corp. 4.75% 2029[5]		2,500	2,100
Mastercard, Inc. 1.90% 2031		10,297	8,802
Mastercard, Inc. 2.00% 2031		11,959	10,091
Mastercard, Inc. 2.95% 2051		8,056	6,266
Microsoft Corp. 2.40% 2026		20,600	19,837
Microsoft Corp. 3.30% 2027		18,325	18,221
NCR Corp. 5.75% 2027[5]		2,500	2,222
NCR Corp. 6.125% 2029[5]		1,730	1,498
NCR Corp. 5.25% 2030[5]		7,250	6,262
Open Text Corp. 3.875% 2028[5]		6,500	5,791
Oracle Corp. 2.50% 2025		11,500	10,941
Oracle Corp. 1.65% 2026		25,637	23,008
Oracle Corp. 2.30% 2028		8,095	6,973
Oracle Corp. 2.875% 2031		58,258	48,057
Oracle Corp. 3.60% 2050		55,665	38,771
Oracle Corp. 3.95% 2051		7,204	5,302

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
PayPal Holdings, Inc. 3.90% 2027	USD	7,827	$7,806
PayPal Holdings, Inc. 2.85% 2029		8,801	7,972
PayPal Holdings, Inc. 2.30% 2030		14,574	12,525
PayPal Holdings, Inc. 4.40% 2032		41,013	40,649
PayPal Holdings, Inc. 3.25% 2050		1,114	843
PayPal Holdings, Inc. 5.05% 2052		10,580	10,520
PayPal Holdings, Inc. 5.25% 2062		2,390	2,371
Roper Technologies, Inc. 1.00% 2025		2,000	1,810
Roper Technologies, Inc. 1.40% 2027		4,250	3,644
Roper Technologies, Inc. 1.75% 2031		5,000	3,901
salesforce.com, inc. 1.95% 2031		9,300	7,909
salesforce.com, inc. 2.70% 2041		4,875	3,777
salesforce.com, inc. 2.90% 2051		26,700	20,222
salesforce.com, inc. 3.05% 2061		7,460	5,471
ServiceNow, Inc. 1.40% 2030		72,310	56,655
SK hynix, Inc. 1.50% 2026[5]		19,275	17,347
SK hynix, Inc. 2.375% 2031[5]		9,830	7,754
Square, Inc. 2.75% 2026[5]		8,000	7,118
Square, Inc. 3.50% 2031[5]		5,025	4,015
Unisys Corp. 6.875% 2027[5]		1,700	1,487
VeriSign, Inc. 2.70% 2031		9,426	7,596
Visa, Inc. 2.00% 2050		3,500	2,329
Xerox Corp. 5.50% 2028[5]		6,000	5,028
			910,282

Real estate 0.96%
Alexandria Real Estate Equities, Inc. 3.80% 2026		2,442	2,396
Alexandria Real Estate Equities, Inc. 4.30% 2026		1,440	1,443
Alexandria Real Estate Equities, Inc. 3.95% 2028		100	97
Alexandria Real Estate Equities, Inc. 2.75% 2029		1,672	1,464
Alexandria Real Estate Equities, Inc. 4.50% 2029		993	968
Alexandria Real Estate Equities, Inc. 3.375% 2031		1,980	1,756
American Campus Communities, Inc. 3.75% 2023		5,145	5,152
American Campus Communities, Inc. 4.125% 2024		9,432	9,489
American Campus Communities, Inc. 3.30% 2026		20,742	20,299
American Campus Communities, Inc. 3.625% 2027		3,776	3,708
American Campus Communities, Inc. 2.85% 2030		4,967	4,719
American Campus Communities, Inc. 3.875% 2031		1,414	1,392
American Tower Corp. 1.45% 2026		3,752	3,284
American Tower Corp. 1.60% 2026		6,213	5,561
American Tower Corp. 3.65% 2027		13,440	12,775
American Tower Corp. 2.30% 2031		21,260	16,862
American Tower Corp. 2.70% 2031		19,986	16,469
American Tower Corp. 4.05% 2032		4,407	4,021
American Tower Corp. 2.95% 2051		570	387
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[5]		2,490	1,982
Corporate Office Properties LP 2.25% 2026		14,337	13,013
Corporate Office Properties LP 2.00% 2029		6,408	5,171
Corporate Office Properties LP 2.75% 2031		10,067	8,151
Corporate Office Properties LP 2.90% 2033		3,302	2,563
Crown Castle International Corp. 2.50% 2031		15,209	12,462
Equinix, Inc. 2.625% 2024		40,151	38,548
Equinix, Inc. 1.25% 2025		9,870	8,977
Equinix, Inc. 1.45% 2026		5,950	5,289
Equinix, Inc. 2.90% 2026		17,754	16,515
Equinix, Inc. 1.80% 2027		2,871	2,494
Equinix, Inc. 1.55% 2028		10,115	8,518
Equinix, Inc. 2.00% 2028		1,318	1,133
Equinix, Inc. 3.20% 2029		29,707	26,419
Equinix, Inc. 2.15% 2030		36,619	29,659
Equinix, Inc. 2.50% 2031		33,976	27,563
Equinix, Inc. 3.90% 2032		7,430	6,729
Equinix, Inc. 3.00% 2050		6,651	4,567
Equinix, Inc. 2.95% 2051		400	271
Equinix, Inc. 3.40% 2052		8,582	6,369
Essex Portfolio LP 3.25% 2023		1,075	1,071
Essex Portfolio LP 3.875% 2024		5,500	5,488

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Extra Space Storage, Inc. 2.35% 2032	USD	4,089	$3,246
FibraSOMA 4.375% 2031[5]		8,260	5,901
Forestar Group, Inc. 3.85% 2026[5]		3,315	2,729
Hospitality Properties Trust 4.50% 2023		9,680	9,017
Hospitality Properties Trust 4.50% 2025		6,875	5,440
Hospitality Properties Trust 3.95% 2028		100	69
Howard Hughes Corp. 5.375% 2028[5]		7,525	6,318
Howard Hughes Corp. 4.125% 2029[5]		1,925	1,488
Howard Hughes Corp. 4.375% 2031[5]		5,400	4,006
Invitation Homes Operating Partnership LP 2.30% 2028		4,513	3,800
Invitation Homes Operating Partnership LP 2.00% 2031		6,088	4,690
Invitation Homes Operating Partnership LP 2.70% 2034		3,883	2,993
Iron Mountain, Inc. 4.875% 2027[5]		1,605	1,455
Iron Mountain, Inc. 5.25% 2028[5]		12,959	11,658
Iron Mountain, Inc. 4.875% 2029[5]		8,367	7,135
Iron Mountain, Inc. 5.25% 2030[5]		7,950	6,927
Iron Mountain, Inc. 4.50% 2031[5]		8,750	7,175
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,325	1,887
Kennedy-Wilson Holdings, Inc. 5.00% 2031		2,300	1,786
Kimco Realty Corp. 2.70% 2024		16,980	16,595
Kimco Realty Corp. 3.30% 2025		5,000	4,896
Omega Healthcare Investors, Inc. 4.375% 2023		433	434
Piedmont Operating Partnership LP 3.40% 2023		2,800	2,787
Piedmont Operating Partnership LP 4.45% 2024		3,000	3,011
Public Storage 1.95% 2028		5,850	5,064
Public Storage 2.30% 2031		22,729	19,119
Scentre Group 3.25% 2025[5]		1,265	1,210
Scentre Group 3.50% 2025[5]		9,846	9,570
Sun Communities Operating LP 2.30% 2028		5,866	5,023
Sun Communities Operating LP 2.70% 2031		25,386	20,486
Sun Communities Operating LP 4.20% 2032		10,477	9,539
VICI Properties LP 4.375% 2025		4,312	4,218
VICI Properties LP 4.75% 2028		27,430	26,232
VICI Properties LP 4.95% 2030		27,015	25,651
VICI Properties LP 5.125% 2032		66,704	62,997
VICI Properties LP 5.625% 2052		17,370	15,844
WEA Finance, LLC 3.75% 2024[5]		2,480	2,395
Westfield Corp., Ltd. 3.50% 2029[5]		6,247	5,536
			673,521

Materials 0.61%
Air Products and Chemicals, Inc. 2.70% 2040		11,472	9,194
Alpek, SAB de CV, 3.25% 2031[5]		5,000	4,019
Anglo American Capital PLC 2.25% 2028[5]		4,816	4,155
Anglo American Capital PLC 5.625% 2030[5]		10,000	10,081
Anglo American Capital PLC 2.875% 2031[5]		3,600	2,999
Anglo American Capital PLC 3.95% 2050[5]		4,980	3,828
ArcelorMittal 7.00% 2039		3,250	3,285
ArcelorMittal 6.75% 2041		2,780	2,755
Ardagh Packaging Finance 5.25% 2025[5]		3,640	3,372
Ardagh Packaging Finance 4.125% 2026[5]		2,500	2,123
Ball Corp. 4.00% 2023		6,000	5,966
Berry Global Escrow Corp. 4.875% 2026[5]		9,875	9,443
Braskem Idesa SAPI 7.45% 2029[5]		1,540	1,324
Braskem Netherlands Finance BV 4.50% 2030[5]		4,600	3,936
Braskem SA 5.875% 2050[5]		4,000	3,168
BWAY Parent Co., Inc. 5.50% 2024[5]		6,500	6,221
Chevron Phillips Chemical Co., LLC 3.30% 2023[5]		6,630	6,618
Cleveland-Cliffs, Inc. 6.75% 2026[5]		12,450	12,382
Crown Holdings, Inc. 4.25% 2026		4,000	3,697
Dow Chemical Co. 4.55% 2025		33	34
Dow Chemical Co. 4.80% 2028		4,000	4,020
Dow Chemical Co. 2.10% 2030		13,250	10,932
Dow Chemical Co. 4.625% 2044		1,100	993
Dow Chemical Co. 5.55% 2048		8,600	8,701
Dow Chemical Co. 4.80% 2049		2,402	2,189
Dow Chemical Co. 3.60% 2050		10,633	8,132

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Ecolab, Inc. 2.125% 2032	USD	15,400	$13,005
Ecolab, Inc. 2.125% 2050		4,000	2,572
Ecolab, Inc. 2.70% 2051		3,000	2,143
Freeport-McMoRan, Inc. 3.875% 2023		9,000	8,978
Freeport-McMoRan, Inc. 5.40% 2034		1,450	1,418
Freeport-McMoRan, Inc. 5.45% 2043		2,566	2,379
Fresnillo PLC 4.25% 2050[5]		9,516	7,001
Glencore Funding, LLC 4.125% 2024[5]		25,850	25,738
Glencore Funding, LLC 1.625% 2026[5]		6,168	5,464
Glencore Funding, LLC 2.625% 2031[5]		9,100	7,343
Glencore Funding, LLC 3.375% 2051[5]		2,100	1,436
Glencore Funding, LLC 3.875% 2051[5]		1,900	1,428
Graphic Packaging International, Inc. 3.50% 2028[5]		8,000	6,890
Industrias Peñoles, SAB de CV, 4.75% 2050[5]		6,090	4,845
International Flavors & Fragrances, Inc. 1.23% 2025[5]		5,000	4,516
International Flavors & Fragrances, Inc. 1.832% 2027[5]		8,022	6,919
International Flavors & Fragrances, Inc. 2.30% 2030[5]		30,114	24,776
International Flavors & Fragrances, Inc. 3.268% 2040[5]		4,500	3,442
International Flavors & Fragrances, Inc. 3.468% 2050[5]		10,710	7,819
LYB International Finance III, LLC 1.25% 2025		3,952	3,580
LYB International Finance III, LLC 2.25% 2030		15,225	12,571
LYB International Finance III, LLC 3.375% 2040		4,250	3,279
LYB International Finance III, LLC 4.20% 2049		1,740	1,418
LYB International Finance III, LLC 4.20% 2050		4,500	3,666
LYB International Finance III, LLC 3.625% 2051		5,503	4,074
Methanex Corp. 5.125% 2027		13,150	11,627
Methanex Corp. 5.25% 2029		1,125	953
Methanex Corp. 5.65% 2044		1,000	708
Mineral Resources, Ltd. 8.00% 2027[5]		5,475	5,347
Newcrest Finance Pty, Ltd. 3.25% 2030[5]		5,229	4,625
Newcrest Finance Pty, Ltd. 4.20% 2050[5]		2,714	2,233
Nova Chemicals Corp. 4.875% 2024[5]		2,000	1,905
Nova Chemicals Corp. 5.25% 2027[5]		7,500	6,452
Nova Chemicals Corp. 4.25% 2029[5]		5,535	4,335
Nutrien, Ltd. 4.20% 2029		500	486
Nutrien, Ltd. 5.00% 2049		3,850	3,841
Olin Corp. 5.625% 2029		2,500	2,232
Praxair, Inc. 1.10% 2030		9,983	7,994
Praxair, Inc. 2.00% 2050		5,729	3,627
Rio Tinto Finance (USA), Ltd. 2.75% 2051		8,451	6,197
Sherwin-Williams Company 3.125% 2024		7,250	7,151
Sherwin-Williams Company 3.45% 2027		2,862	2,730
Sherwin-Williams Company 2.95% 2029		5,150	4,612
Sherwin-Williams Company 2.30% 2030		2,771	2,341
Sherwin-Williams Company 2.20% 2032		5,250	4,231
Sherwin-Williams Company 4.50% 2047		2,601	2,309
Sherwin-Williams Company 3.80% 2049		1,500	1,203
Sherwin-Williams Company 3.30% 2050		1,700	1,262
Sherwin-Williams Company 2.90% 2052		2,500	1,708
Silgan Holdings, Inc. 4.125% 2028		2,500	2,246
South32 Treasury (USA), Ltd. 4.35% 2032[5]		12,746	11,921
Summit Materials, Inc. 5.25% 2029[5]		4,160	3,637
Suzano Austria GmbH 6.00% 2029		1,900	1,887
Suzano Austria GmbH 3.75% 2031		6,660	5,396
Vale Overseas, Ltd. 3.75% 2030		6,457	5,670
Westlake Chemical Corp. 5.00% 2046		7,090	6,793
Westlake Chemical Corp. 4.375% 2047		1,620	1,386
			429,312

Municipals 0.01%
Aeropuerto International de Tocume SA 4.00% 2041[5]		4,100	3,332
Aeropuerto International de Tocume SA 5.125% 2061[5]		3,180	2,524
			5,856

Total corporate bonds, notes & loans			23,307,278

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations 23.09%
Federal agency mortgage-backed obligations 19.93%
Fannie Mae Pool #976945 5.50% 2023[12]	USD	—	[2]	—	[2]
Fannie Mae Pool #976948 6.00% 2023[12]		2		$2
Fannie Mae Pool #932119 4.50% 2024[12]		431		441
Fannie Mae Pool #AD6392 4.50% 2025[12]		434		444
Fannie Mae Pool #AD3149 4.50% 2025[12]		244		250
Fannie Mae Pool #AD5692 4.50% 2025[12]		232		237
Fannie Mae Pool #AB1068 4.50% 2025[12]		1		1
Fannie Mae Pool #MA3131 3.00% 2027[12]		55		55
Fannie Mae Pool #MA2973 3.00% 2027[12]		6		6
Fannie Mae Pool #AL9668 3.00% 2030[12]		9		9
Fannie Mae Pool #AZ0554 3.50% 2030[12]		273		273
Fannie Mae Pool #AY1948 3.50% 2030[12]		221		220
Fannie Mae Pool #BJ4856 3.00% 2033[12]		387		383
Fannie Mae Pool #MA3518 4.00% 2033[12]		15		15
Fannie Mae Pool #695412 5.00% 2033[12]		8		8
Fannie Mae Pool #BO1359 2.50% 2034[12]		1,623		1,562
Fannie Mae Pool #AD3566 5.00% 2035[12]		90		92
Fannie Mae Pool #AS8355 3.00% 2036[12]		9,029		8,831
Fannie Mae Pool #AS8554 3.00% 2036[12]		917		897
Fannie Mae Pool #MA2746 4.00% 2036[12]		1,866		1,898
Fannie Mae Pool #MA2588 4.00% 2036[12]		1,604		1,632
Fannie Mae Pool #MA2787 4.00% 2036[12]		1,088		1,107
Fannie Mae Pool #MA2717 4.00% 2036[12]		331		336
Fannie Mae Pool #924866 1.765% 2037[6,12]		17		17
Fannie Mae Pool #MA2897 3.00% 2037[12]		19,376		18,953
Fannie Mae Pool #MA2866 3.00% 2037[12]		11,096		10,853
Fannie Mae Pool #945680 6.00% 2037[12]		19		21
Fannie Mae Pool #913966 6.00% 2037[12]		2		2
Fannie Mae Pool #924069 7.00% 2037[12]		103		105
Fannie Mae Pool #954927 7.00% 2037[12]		100		104
Fannie Mae Pool #966170 7.00% 2037[12]		77		78
Fannie Mae Pool #954936 7.00% 2037[12]		38		39
Fannie Mae Pool #914612 7.50% 2037[12]		55		56
Fannie Mae Pool #MA3539 4.50% 2038[12]		42		42
Fannie Mae Pool #889982 5.50% 2038[12]		19		20
Fannie Mae Pool #988588 5.50% 2038[12]		4		4
Fannie Mae Pool #AC2641 4.50% 2039[12]		3,619		3,737
Fannie Mae Pool #AC0794 5.00% 2039[12]		155		163
Fannie Mae Pool #931768 5.00% 2039[12]		78		83
Fannie Mae Pool #AE7567 4.00% 2040[12]		2,010		2,034
Fannie Mae Pool #AH0007 4.00% 2040[12]		2,001		2,025
Fannie Mae Pool #AE1761 4.00% 2040[12]		1,916		1,940
Fannie Mae Pool #AH0539 4.00% 2040[12]		549		547
Fannie Mae Pool #AE8073 4.00% 2040[12]		386		391
Fannie Mae Pool #AD8522 4.00% 2040[12]		100		101
Fannie Mae Pool #AE5471 4.50% 2040[12]		617		635
Fannie Mae Pool #AB1297 5.00% 2040[12]		290		305
Fannie Mae Pool #932606 5.00% 2040[12]		159		165
Fannie Mae Pool #MA4501 2.00% 2041[12]		81,188		72,608
Fannie Mae Pool #MA4387 2.00% 2041[12]		3,726		3,333
Fannie Mae Pool #AB4050 4.00% 2041[12]		740		749
Fannie Mae Pool #AI5172 4.00% 2041[12]		500		506
Fannie Mae Pool #AJ4189 4.00% 2041[12]		430		435
Fannie Mae Pool #AJ7471 4.00% 2041[12]		414		412
Fannie Mae Pool #AJ4154 4.00% 2041[12]		383		387
Fannie Mae Pool #AJ1873 4.00% 2041[12]		360		365
Fannie Mae Pool #AJ0257 4.00% 2041[12]		135		137
Fannie Mae Pool #AL0658 4.50% 2041[12]		660		682
Fannie Mae Pool #AI1862 5.00% 2041[12]		1,515		1,592
Fannie Mae Pool #AH6099 5.00% 2041[12]		1,372		1,445
Fannie Mae Pool #AI3510 5.00% 2041[12]		870		909
Fannie Mae Pool #AJ0704 5.00% 2041[12]		703		736
Fannie Mae Pool #AJ5391 5.00% 2041[12]		513		540
Fannie Mae Pool #AE1248 5.00% 2041[12]		275		289
Fannie Mae Pool #AE1277 5.00% 2041[12]		258		271
Fannie Mae Pool #AE1274 5.00% 2041[12]		176		185
Fannie Mae Pool #AE1283 5.00% 2041[12]		140		145

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AH8144 5.00% 2041[12]	USD	33	$34
Fannie Mae Pool #AH9479 5.00% 2041[12]		32	33
Fannie Mae Pool #MA4540 2.00% 2042[12]		35,913	32,117
Fannie Mae Pool #MA4570 2.00% 2042[12]		20,447	18,185
Fannie Mae Pool #MA4586 2.00% 2042[12]		6,579	5,872
Fannie Mae Pool #AX3703 4.00% 2042[12]		4,037	4,086
Fannie Mae Pool #AK6740 4.00% 2042[12]		3,858	3,915
Fannie Mae Pool #AL2745 4.00% 2042[12]		3,090	3,127
Fannie Mae Pool #890407 4.00% 2042[12]		1,038	1,050
Fannie Mae Pool #AK4949 4.00% 2042[12]		218	221
Fannie Mae Pool #AE1290 5.00% 2042[12]		303	318
Fannie Mae Pool #AT5898 3.00% 2043[12]		17,099	16,343
Fannie Mae Pool #AL3829 3.50% 2043[12]		2,585	2,549
Fannie Mae Pool #AT7161 3.50% 2043[12]		927	912
Fannie Mae Pool #AR1512 3.50% 2043[12]		602	592
Fannie Mae Pool #AT0412 3.50% 2043[12]		270	265
Fannie Mae Pool #AT3954 3.50% 2043[12]		113	110
Fannie Mae Pool #AT0300 3.50% 2043[12]		96	95
Fannie Mae Pool #AV0786 4.00% 2043[12]		3,307	3,332
Fannie Mae Pool #AT2683 4.00% 2043[12]		2,469	2,485
Fannie Mae Pool #AL8421 3.50% 2044[12]		14,226	13,985
Fannie Mae Pool #AX8521 3.50% 2044[12]		366	359
Fannie Mae Pool #AY1829 3.50% 2044[12]		108	106
Fannie Mae Pool #AX0817 4.00% 2044[12]		200	199
Fannie Mae Pool #BE5017 3.50% 2045[12]		1,302	1,276
Fannie Mae Pool #BE5009 3.50% 2045[12]		721	708
Fannie Mae Pool #AZ7366 4.00% 2045[12]		19,533	19,645
Fannie Mae Pool #AS6348 4.00% 2045[12]		3,400	3,426
Fannie Mae Pool #AS8310 3.00% 2046[12]		594	563
Fannie Mae Pool #MA2833 3.00% 2046[12]		40	38
Fannie Mae Pool #BC9077 3.50% 2046[12]		18,096	17,700
Fannie Mae Pool #BD9236 3.50% 2046[12]		501	490
Fannie Mae Pool #AL8522 3.50% 2046[12]		32	31
Fannie Mae Pool #AS6839 4.00% 2046[12]		4,244	4,252
Fannie Mae Pool #BC1352 4.00% 2046[12]		1,353	1,364
Fannie Mae Pool #BD1968 4.00% 2046[12]		53	53
Fannie Mae Pool #MA2809 4.50% 2046[12]		724	715
Fannie Mae Pool #BC8647 4.50% 2046[12]		670	679
Fannie Mae Pool #BD1550 4.50% 2046[12]		341	350
Fannie Mae Pool #MA2821 4.50% 2046[12]		321	317
Fannie Mae Pool #BD9248 4.50% 2046[12]		232	236
Fannie Mae Pool #BD7529 4.50% 2046[12]		117	118
Fannie Mae Pool #BD7600 4.50% 2046[12]		81	81
Fannie Mae Pool #BM1179 3.00% 2047[12]		712	674
Fannie Mae Pool #CA0854 3.50% 2047[12]		14,185	13,875
Fannie Mae Pool #BD2440 3.50% 2047[12]		1,946	1,904
Fannie Mae Pool #BE8740 3.50% 2047[12]		1,261	1,234
Fannie Mae Pool #BE8742 3.50% 2047[12]		342	336
Fannie Mae Pool #CA0770 3.50% 2047[12]		196	192
Fannie Mae Pool #BH2846 3.50% 2047[12]		157	153
Fannie Mae Pool #BH2848 3.50% 2047[12]		142	139
Fannie Mae Pool #BH2847 3.50% 2047[12]		107	105
Fannie Mae Pool #CA0453 4.00% 2047[12]		6,775	6,788
Fannie Mae Pool #MA3211 4.00% 2047[12]		3,920	3,939
Fannie Mae Pool #BJ5015 4.00% 2047[12]		2,279	2,286
Fannie Mae Pool #BD3554 4.00% 2047[12]		922	917
Fannie Mae Pool #BH3122 4.00% 2047[12]		70	70
Fannie Mae Pool #BM4413 4.50% 2047[12]		5,807	5,920
Fannie Mae Pool #BH0876 4.50% 2047[12]		2,525	2,575
Fannie Mae Pool #BJ3558 4.50% 2047[12]		1,675	1,703
Fannie Mae Pool #BJ3525 4.50% 2047[12]		1,077	1,090
Fannie Mae Pool #BJ3581 4.50% 2047[12]		747	755
Fannie Mae Pool #MA3002 4.50% 2047[12]		568	561
Fannie Mae Pool #256893 7.00% 2047[12]		12	13
Fannie Mae Pool #BF0293 3.00% 2048[12]		7,580	7,153
Fannie Mae Pool #BF0318 3.50% 2048[12]		35,722	34,843
Fannie Mae Pool #CA1532 3.50% 2048[12]		5,739	5,618

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA1189 3.50% 2048[12]	USD	1,457		$1,425
Fannie Mae Pool #BJ4901 3.50% 2048[12]		926		906
Fannie Mae Pool #CA2850 4.00% 2048[12]		2,844		2,857
Fannie Mae Pool #BK6840 4.00% 2048[12]		1,502		1,506
Fannie Mae Pool #BK5232 4.00% 2048[12]		1,146		1,150
Fannie Mae Pool #BK9743 4.00% 2048[12]		429		429
Fannie Mae Pool #BK0163 4.50% 2048[12]		1,664		1,685
Fannie Mae Pool #BK9761 4.50% 2048[12]		285		292
Fannie Mae Pool #CA2166 4.50% 2048[12]		16		16
Fannie Mae Pool #CA3807 3.00% 2049[12]		1,352		1,273
Fannie Mae Pool #CA3806 3.00% 2049[12]		878		828
Fannie Mae Pool #FM2318 3.50% 2049[12]		46,770		45,474
Fannie Mae Pool #CA4021 3.50% 2049[12]		27,405		26,642
Fannie Mae Pool #CA4802 3.50% 2049[12]		26,551		25,834
Fannie Mae Pool #CA4151 3.50% 2049[12]		12,568		12,293
Fannie Mae Pool #BN6708 3.50% 2049[12]		9,891		9,636
Fannie Mae Pool #FM1062 3.50% 2049[12]		9,457		9,232
Fannie Mae Pool #FM1443 3.50% 2049[12]		6,996		6,808
Fannie Mae Pool #BJ8411 3.50% 2049[12]		2,479		2,415
Fannie Mae Pool #FM1963 4.00% 2049[12]		42,863		42,942
Fannie Mae Pool #FM1913 4.00% 2049[12]		1,956		1,959
Fannie Mae Pool #BF0320 5.50% 2049[12]		6,722		7,291
Fannie Mae Pool #CA8285 3.00% 2050[12]		62,350		58,983
Fannie Mae Pool #CA5506 3.00% 2050[12]		53,478		50,260
Fannie Mae Pool #BP1948 3.00% 2050[12]		16,858		15,752
Fannie Mae Pool #CA5338 3.00% 2050[12]		12,356		11,575
Fannie Mae Pool #FM2664 3.50% 2050[12]		30,332		29,471
Fannie Mae Pool #BP1954 3.50% 2050[12]		21,001		20,402
Fannie Mae Pool #CB2319 2.50% 2051[12]		67,797		61,360
Fannie Mae Pool #FS0433 2.50% 2051[12]		60,622		55,355
Fannie Mae Pool #CB2371 2.50% 2051[12]		41,480		37,600
Fannie Mae Pool #CB2372 2.50% 2051[12]		32,434		29,427
Fannie Mae Pool #BT9510 2.50% 2051[12]		26,393		23,924
Fannie Mae Pool #BT9483 2.50% 2051[12]		25,355		22,956
Fannie Mae Pool #FM9492 2.50% 2051[12]		23,508		21,309
Fannie Mae Pool #FM9804 2.50% 2051[12]		13,663		12,395
Fannie Mae Pool #FM9694 2.50% 2051[12]		12,595		11,441
Fannie Mae Pool #CB2373 2.50% 2051[12]		12,417		11,241
Fannie Mae Pool #CB2375 2.50% 2051[12]		10,845		9,815
Fannie Mae Pool #CB0457 2.50% 2051[12]		5,575		5,026
Fannie Mae Pool #CA9391 3.00% 2051[12]		208,758		194,986
Fannie Mae Pool #CA8623 3.00% 2051[12]		98,858		92,299
Fannie Mae Pool #CB0041 3.00% 2051[12]		61,095		57,646
Fannie Mae Pool #CB2414 3.00% 2051[12]		36,385		34,282
Fannie Mae Pool #FM7694 3.00% 2051[12]		21,740		20,424
Fannie Mae Pool #FM9632 3.00% 2051[12]		17,730		16,600
Fannie Mae Pool #FM9976 3.00% 2051[12]		17,304		16,371
Fannie Mae Pool #FM7687 3.00% 2051[12]		8,770		8,249
Fannie Mae Pool #FM9631 3.00% 2051[12]		7,461		6,986
Fannie Mae Pool #CA8969 3.00% 2051[12]		5,685		5,336
Fannie Mae Pool #CB2292 3.00% 2051[12]		2,219		2,088
Fannie Mae Pool #CB2293 3.00% 2051[12]		2,217		2,073
Fannie Mae Pool #BU1330 2.50% 2052[12]		24,206		21,933
Fannie Mae Pool #CB2544 3.00% 2052[12]		35,575		33,332
Fannie Mae Pool #FS0972 3.50% 2052[12]		32,514		31,803
Fannie Mae Pool #BF0145 3.50% 2057[12]		16,742		16,329
Fannie Mae Pool #BF0299 3.50% 2058[12]		27,523		26,741
Fannie Mae Pool #BF0264 3.50% 2058[12]		16,342		15,939
Fannie Mae Pool #BF0379 3.50% 2059[12]		42,078		40,882
Fannie Mae Pool #BM6693 3.50% 2059[12]		31,360		30,469
Fannie Mae Pool #BF0497 3.00% 2060[12]		20,584		19,407
Fannie Mae Pool #BF0481 3.50% 2060[12]		72,385		70,331
Fannie Mae Pool #BF0480 3.50% 2060[12]		46,030		44,984
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[6,12]		1		1
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,12]		—	[2]	—	[2]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5,12]		256		175
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]		53		60

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	USD	446	$469
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]		948	1,008
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]		161	171
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]		562	630
Fannie Mae, Series 2002-W1, Class 2A, 5.017% 2042[6,12]		736	746
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 2026[6,12]		8	8
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.057% 2027[6,12]		3,529	3,479
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.169% 2027[6,12]		3,960	3,906
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[12]		430	419
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]		415	355
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]		325	299
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]		138	122
Freddie Mac Pool #D98356 4.50% 2030[12]		66	67
Freddie Mac Pool #A15120 5.50% 2033[12]		2	3
Freddie Mac Pool #G30911 4.00% 2036[12]		2,644	2,693
Freddie Mac Pool #K93532 4.00% 2036[12]		908	925
Freddie Mac Pool #C91883 4.00% 2036[12]		481	488
Freddie Mac Pool #C91917 3.00% 2037[12]		561	549
Freddie Mac Pool #C91948 4.00% 2037[12]		3,421	3,434
Freddie Mac Pool #G04804 4.50% 2037[12]		1,409	1,454
Freddie Mac Pool #A56076 5.50% 2037[12]		12	13
Freddie Mac Pool #G03695 5.50% 2037[12]		3	3
Freddie Mac Pool #ZT1449 3.00% 2038[12]		51,229	50,104
Freddie Mac Pool #G08248 5.50% 2038[12]		32	34
Freddie Mac Pool #G05267 5.50% 2038[12]		2	2
Freddie Mac Pool #G05196 5.50% 2038[12]		2	2
Freddie Mac Pool #A87873 5.00% 2039[12]		2,452	2,585
Freddie Mac Pool #G06020 5.50% 2039[12]		4	5
Freddie Mac Pool #G05937 4.50% 2040[12]		5,296	5,473
Freddie Mac Pool #A93948 4.50% 2040[12]		6	7
Freddie Mac Pool #G05860 5.50% 2040[12]		14	15
Freddie Mac Pool #RB5138 2.00% 2041[12]		85,440	76,411
Freddie Mac Pool #QK1181 2.00% 2041[12]		12,742	11,396
Freddie Mac Pool #Q02705 4.50% 2041[12]		2,136	2,195
Freddie Mac Pool #G06956 4.50% 2041[12]		547	565
Freddie Mac Pool #G06769 4.50% 2041[12]		238	245
Freddie Mac Pool #Q01992 4.50% 2041[12]		38	39
Freddie Mac Pool #G06868 4.50% 2041[12]		6	6
Freddie Mac Pool #G06648 5.00% 2041[12]		822	863
Freddie Mac Pool #Q01658 5.00% 2041[12]		236	243
Freddie Mac Pool #G06841 5.50% 2041[12]		18	20
Freddie Mac Pool #RB5148 2.00% 2042[12]		68,520	60,769
Freddie Mac Pool #RB5153 2.00% 2042[12]		21,655	19,330
Freddie Mac Pool #RB5145 2.00% 2042[12]		17,250	15,426
Freddie Mac Pool #Q18236 3.50% 2043[12]		979	964
Freddie Mac Pool #Q19133 3.50% 2043[12]		684	673
Freddie Mac Pool #Q17696 3.50% 2043[12]		647	637
Freddie Mac Pool #Q22946 4.00% 2043[12]		4,793	4,835
Freddie Mac Pool #Q15874 4.00% 2043[12]		45	45
Freddie Mac Pool #Q28558 3.50% 2044[12]		2,998	2,950
Freddie Mac Pool #760014 2.797% 2045[6,12]		2,035	2,027
Freddie Mac Pool #760012 3.113% 2045[6,12]		636	637
Freddie Mac Pool #760013 3.202% 2045[6,12]		391	393
Freddie Mac Pool #G60238 3.50% 2045[12]		15,363	15,065
Freddie Mac Pool #G60138 3.50% 2045[12]		640	631
Freddie Mac Pool #G60344 4.00% 2045[12]		11,816	11,947
Freddie Mac Pool #V81992 4.00% 2045[12]		577	578
Freddie Mac Pool #G67700 3.50% 2046[12]		5,658	5,568
Freddie Mac Pool #T65375 3.50% 2046[12]		119	115
Freddie Mac Pool #Q43312 4.50% 2046[12]		625	641
Freddie Mac Pool #Q42633 4.50% 2046[12]		433	440
Freddie Mac Pool #Q43461 4.50% 2046[12]		391	397
Freddie Mac Pool #Q44689 4.50% 2046[12]		373	377
Freddie Mac Pool #Q42034 4.50% 2046[12]		202	204
Freddie Mac Pool #760015 2.557% 2047[6,12]		2,228	2,203
Freddie Mac Pool #G61733 3.00% 2047[12]		5,532	5,240
Freddie Mac Pool #ZS4747 3.50% 2047[12]		9,091	8,900

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q52069 3.50% 2047[12]	USD	1,768	$1,731
Freddie Mac Pool #Q51622 3.50% 2047[12]		1,302	1,275
Freddie Mac Pool #Q47615 3.50% 2047[12]		1,027	1,005
Freddie Mac Pool #ZS4735 3.50% 2047[12]		80	79
Freddie Mac Pool #Q47620 4.00% 2047[12]		9,318	9,379
Freddie Mac Pool #Q52613 4.00% 2047[12]		5,525	5,546
Freddie Mac Pool #G08793 4.00% 2047[12]		3,449	3,466
Freddie Mac Pool #Q52596 4.50% 2047[12]		1,641	1,669
Freddie Mac Pool #Q47828 4.50% 2047[12]		461	466
Freddie Mac Pool #G67709 3.50% 2048[12]		27,500	26,922
Freddie Mac Pool #Q54701 3.50% 2048[12]		1,179	1,154
Freddie Mac Pool #Q54709 3.50% 2048[12]		1,165	1,140
Freddie Mac Pool #Q54700 3.50% 2048[12]		950	930
Freddie Mac Pool #Q54781 3.50% 2048[12]		791	773
Freddie Mac Pool #Q54782 3.50% 2048[12]		782	764
Freddie Mac Pool #Q55056 3.50% 2048[12]		762	745
Freddie Mac Pool #Q56590 3.50% 2048[12]		649	635
Freddie Mac Pool #Q54699 3.50% 2048[12]		511	500
Freddie Mac Pool #Q54831 3.50% 2048[12]		355	348
Freddie Mac Pool #Q56589 3.50% 2048[12]		353	345
Freddie Mac Pool #Q54698 3.50% 2048[12]		319	312
Freddie Mac Pool #Q56591 3.50% 2048[12]		316	309
Freddie Mac Pool #Q55060 3.50% 2048[12]		273	267
Freddie Mac Pool #G61628 3.50% 2048[12]		161	158
Freddie Mac Pool #G67711 4.00% 2048[12]		26,145	26,250
Freddie Mac Pool #Q53878 4.00% 2048[12]		5,555	5,576
Freddie Mac Pool #ZA5889 4.00% 2048[12]		1,872	1,875
Freddie Mac Pool #Q56599 4.00% 2048[12]		1,708	1,715
Freddie Mac Pool #G08805 4.00% 2048[12]		1,230	1,230
Freddie Mac Pool #Q55971 4.00% 2048[12]		1,176	1,180
Freddie Mac Pool #Q56175 4.00% 2048[12]		1,014	1,015
Freddie Mac Pool #Q55970 4.00% 2048[12]		594	596
Freddie Mac Pool #Q58411 4.50% 2048[12]		3,264	3,338
Freddie Mac Pool #Q58436 4.50% 2048[12]		1,720	1,766
Freddie Mac Pool #Q58378 4.50% 2048[12]		1,165	1,188
Freddie Mac Pool #Q57242 4.50% 2048[12]		478	485
Freddie Mac Pool #QA4692 3.00% 2049[12]		21,020	19,733
Freddie Mac Pool #QA4673 3.00% 2049[12]		8,813	8,291
Freddie Mac Pool #SD0185 3.00% 2049[12]		5,233	4,911
Freddie Mac Pool #SD7508 3.50% 2049[12]		69,316	67,392
Freddie Mac Pool #QA5125 3.50% 2049[12]		25,420	24,732
Freddie Mac Pool #RA1580 3.50% 2049[12]		8,910	8,715
Freddie Mac Pool #RA1463 3.50% 2049[12]		8,635	8,446
Freddie Mac Pool #QA1885 3.50% 2049[12]		5,464	5,311
Freddie Mac Pool #QA0284 3.50% 2049[12]		4,335	4,217
Freddie Mac Pool #QA2748 3.50% 2049[12]		1,165	1,135
Freddie Mac Pool #RA2596 2.50% 2050[12]		4,124	3,746
Freddie Mac Pool #SD7517 3.00% 2050[12]		32,819	30,935
Freddie Mac Pool #SD0234 3.00% 2050[12]		31,045	29,140
Freddie Mac Pool #RA2319 3.00% 2050[12]		20,630	19,320
Freddie Mac Pool #SD0187 3.00% 2050[12]		14,245	13,406
Freddie Mac Pool #SD7545 2.50% 2051[12]		74,635	67,784
Freddie Mac Pool #QD3220 2.50% 2051[12]		31,323	28,393
Freddie Mac Pool #RA6483 2.50% 2051[12]		9,463	8,550
Freddie Mac Pool #RA5259 2.50% 2051[12]		5,421	4,886
Freddie Mac Pool #RA4658 3.00% 2051[12]		46,590	43,784
Freddie Mac Pool #RA5971 3.00% 2051[12]		4,712	4,427
Freddie Mac Pool #8D0226 2.522% 2052[6,12]		9,829	9,233
Freddie Mac Pool #SD7553 3.00% 2052[12]		74,397	69,983
Freddie Mac Pool #SD7550 3.00% 2052[12]		69,542	65,595
Freddie Mac Pool #SD0873 3.50% 2052[12]		29,527	28,824
Freddie Mac, Series K749, Class AM, 2.12% 2029[12]		2,069	1,889
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]		255	267
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]		2,590	2,775
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]		1,903	1,978
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]		1,054	1,114
Freddie Mac, Series 4582, Class GA, 3.75% 2052[6,12]		984	988

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	USD	1,180	$1,176
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[12]		2,000	2,003
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[12]		19,596	19,298
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[12]		774	764
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]		5,065	5,026
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[12]		400	397
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[12]		2,951	2,951
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[6,12]		1,000	989
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[12]		1,170	1,158
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[12]		955	959
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[6,12]		6,045	6,098
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]		4,000	4,069
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]		3,965	4,042
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[6,12]		1,700	1,732
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[6,12]		1,680	1,713
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[12]		172	176
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[6,12]		3,000	3,080
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[12]		2,113	1,942
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[12]		62	58
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]		5,000	4,967
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]		5,249	5,261
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[12]		7,984	7,153
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 2032[12]		5,000	4,488
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[12]		3,551	3,208
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[12]		23	20
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]		1,075	926
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]		294	259
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]		273	240
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]		166	148
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]		132	116
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]		32,481	31,659
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,12]		31,326	30,587
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,12]		26,673	26,054
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[12]		5,861	5,572
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]		3,595	3,501
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,12]		11,076	10,890
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[12]		1,180	1,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[12]		6,357	6,018
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,12]		9,414	9,106
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]		54,145	53,657
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]		9,594	9,354
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]		5,768	5,637
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]		5,392	5,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]		24,285	24,033
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[12]		3,244	3,162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[12]		2,711	2,642
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[12]		1,697	1,654
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[12]		1,498	1,483

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[12]	USD	632		$626
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]		105,120		102,390
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]		21,402		21,226
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]		16,137		16,005
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]		55,977		53,821
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]		30,000		28,836
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[12]		40,414		39,924
Government National Mortgage Assn. 2.00% 2052[12,13]		30,000		26,651
Government National Mortgage Assn. 3.00% 2052[12,13]		119,750		112,799
Government National Mortgage Assn. 3.00% 2052[12,13]		108,925		102,722
Government National Mortgage Assn. 3.50% 2052[12,13]		311,279		302,111
Government National Mortgage Assn. 4.00% 2052[12,13]		450,952		448,125
Government National Mortgage Assn. 4.00% 2052[12,13]		56,217		55,988
Government National Mortgage Assn. 4.50% 2052[12,13]		1,069,245		1,081,191
Government National Mortgage Assn. 5.00% 2052[12,13]		1,029,906		1,051,630
Government National Mortgage Assn. 5.00% 2052[12,13]		20,912		21,435
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[12]		668		653
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[12]		213		219
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[12]		34		35
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[12]		283		291
Government National Mortgage Assn. Pool #004636 4.50% 2040[12]		905		947
Government National Mortgage Assn. Pool #783689 5.50% 2040[12]		1,690		1,843
Government National Mortgage Assn. Pool #783687 4.50% 2041[12]		4,188		4,320
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[12]		624		640
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[12]		125		128
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[12]		70		72
Government National Mortgage Assn. Pool #783688 5.00% 2041[12]		1,354		1,437
Government National Mortgage Assn. Pool #754353 3.50% 2042[12]		319		311
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[12]		1,010		998
Government National Mortgage Assn. Pool #MA2893 4.00% 2045[12]		93		94
Government National Mortgage Assn. Pool #BC1530 3.00% 2047[12]		4,825		4,413
Government National Mortgage Assn. Pool #BC1565 3.00% 2047[12]		1,349		1,234
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[12]		2,773		2,720
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]		2,233		2,195
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]		1,741		1,711
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]		276		271
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[12]		2,486		2,532
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]		44		46
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]		12,366		12,405
Government National Mortgage Assn. Pool #MA5818 4.50% 2049[12]		2,212		2,253
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[12]		2,212		2,253
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]		356		364
Government National Mortgage Assn. Pool #MA5754 4.50% 2049[12]		38		38
Government National Mortgage Assn. Pool #MA5755 5.00% 2049[12]		312		317
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]		92		95
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[12]		537		548
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[12]		25,483		26,080
Government National Mortgage Assn. Pool #694836 5.665% 2059[12]		1		1
Government National Mortgage Assn. Pool #725876 4.868% 2061[12]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #725879 4.882% 2061[12]		1		1
Government National Mortgage Assn. Pool #710085 5.035% 2061[12]		3		3
Government National Mortgage Assn. Pool #721648 5.05% 2061[12]		3		3
Government National Mortgage Assn. Pool #AC1008 4.353% 2063[12]		1		1
Government National Mortgage Assn. Pool #AG8238 4.871% 2064[12]		2		2
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #AE9612 4.85% 2065[12]		2		2
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[5,12]		1,220		1,198
Uniform Mortgage-Backed Security 1.50% 2037[12,13]		840		764
Uniform Mortgage-Backed Security 2.50% 2037[12,13]		48,000		45,850

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.00% 2037[12,13]	USD	21,774	$21,277
Uniform Mortgage-Backed Security 2.00% 2052[12,13]		159,684	138,476
Uniform Mortgage-Backed Security 2.50% 2052[12,13]		58,649	52,700
Uniform Mortgage-Backed Security 3.00% 2052[12,13]		535,015	497,899
Uniform Mortgage-Backed Security 3.00% 2052[12,13]		272	254
Uniform Mortgage-Backed Security 3.50% 2052[12,13]		36,953	35,506
Uniform Mortgage-Backed Security 4.00% 2052[12,13]		1,518,833	1,495,605
Uniform Mortgage-Backed Security 4.00% 2052[12,13]		72,102	70,879
Uniform Mortgage-Backed Security 4.50% 2052[12,13]		3,006,821	3,012,577
Uniform Mortgage-Backed Security 4.50% 2052[12,13]		169,585	169,594
Uniform Mortgage-Backed Security 5.00% 2052[12,13]		1,179,052	1,197,866
Uniform Mortgage-Backed Security 5.00% 2052[12,13]		501,705	510,809
			14,035,671

Commercial mortgage-backed securities 1.63%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[12]		2,750	2,708
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[12]		115	112
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[12]		255	247
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[12]		3,920	3,860
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2054[12]		235	197
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[12]		135	131
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[12]		3,750	3,617
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[12]		2,546	2,374
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[12]		330	319
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[12]		2,510	2,442
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[12]		500	494
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[12]		500	497
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[6,12]		250	249
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,12]		11,116	11,129
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 2063[12]		1,766	1,471
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[12]		1,654	1,452
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[6,12]		2,550	2,383
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[5,12]		3,800	3,642
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[12]		3,475	3,359
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[12]		5,890	5,814
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[6,12]		90	89
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[12]		6,351	6,330
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[12]		944	821
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[12]		1,000	980
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,12]		6,954	7,030
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 2054[12]		900	777
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 2055[12]		4,000	3,604
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 2055[12]		5,000	4,690
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[6,12]		7,928	8,091
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[12]		730	669
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[12]		5,000	4,607
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[12]		500	472
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% 2055[12]		4,167	3,826
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[5,6,12]		55,267	54,283
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[5,6,12]		24,278	23,842
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[5,6,12]		54,030	53,488
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.913% 2034[5,6,12]		3,954	3,757
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 2.711% 2034[5,6,12]		3,000	2,820
BX Trust, Series 2018-GW, Class A, 2.124% 2035[5,6,12]		2,684	2,613
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[5,6,12]		102,152	98,677
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 2.072% 2036[5,6,12]		74,996	71,422
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[5,6,12]		29,873	28,139

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[5,6,12]	USD	2,984	$2,797
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[5,6,12]		1,992	1,863
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 3.219% 2036[5,6,12]		690	645
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[5,6,12]		37,481	36,555
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[5,6,12]		45,361	43,609
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[5,6,12]		56,843	54,800
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[5,6,12]		1,081	1,038
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[5,6,12]		731	696
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.574% 2038[5,6,12]		1,996	1,915
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[5,6,12]		1,852	1,754
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[5,6,12]		392	374
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.175% 2038[5,6,12]		561	534
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[5,12]		4,500	4,213
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[12]		5,576	5,362
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[5,12]		500	495
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,12]		1,800	1,778
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[12]		910	880
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[12]		2,740	2,662
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[12]		500	479
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[12]		1,525	1,496
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[12]		6,189	5,946
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[12]		2,930	2,799
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[12]		200	180
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[12]		4,763	4,669
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[12]		1,794	1,790
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[5,12]		700	697
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[12]		700	699
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[5,12]		2,000	1,974
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.206% 2046[5,6,12]		2,743	2,706
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[5,6,12]		830	827
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[12]		910	900
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[12]		1,922	1,909
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[12]		886	880
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[6,12]		3,000	2,989
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[12]		750	739
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[12]		850	843
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 2047[12]		1,070	1,057
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,12]		2,200	2,150
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]		4,000	3,815
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[12]		833	791
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[12]		2,261	2,183
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[12]		1,348	1,326
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.276% 2050[6,12]		500	501
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 2048[6,12]		999	982
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[6,12]		556	527
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[12]		2,375	2,243
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,12]		600	558
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 2052[12]		2,000	1,827
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[12]		2,354	2,288
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[12]		500	481
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[5,6,12]		14,542	14,199
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[5,6,12]		3,998	3,886

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[5,6,12]	USD	4,176	$4,049
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[5,6,12]		4,167	4,032
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[5,12]		6,696	6,429
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[12]		7,924	7,133
FREMF Mortgage Trust, Series 2017-K67, Class B, 4.08% 2049[5,6,12]		1,803	1,745
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[5,12]		7,590	6,295
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.244% 2025[5,6,12]		915	894
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[12]		1,250	1,237
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[5,12]		2,520	2,497
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,12]		1,500	1,487
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[12]		3,000	2,931
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[12]		2,372	2,262
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 2049[6,12]		2,654	2,558
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 2050[12]		855	817
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[12]		1,000	969
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[12]		255	250
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[12]		7,483	6,519
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2053[12]		174	158
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 2.474% 2038[5,6,12]		4,000	3,897
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[12]		2,450	2,439
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[12]		8,195	8,165
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[6,12]		600	592
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.633% 2047[6,12]		100	98
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[12]		3,500	3,347
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[12]		1,600	1,562
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[5,12]		47,523	43,845
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,12]		1,920	1,682
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[12]		1,020	1,016
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[12]		500	496
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,12]		2,600	2,575
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.235% 2047[6,12]		750	736
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,12]		5,095	4,945
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[5,6,12]		20,709	20,241
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[5,6,12]		26,104	25,179
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[5,6,12]		762	732
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 3.074% 2038[5,6,12]		1,500	1,421
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,12]		3,126	2,755
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[5,6,12]		23,390	22,825
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[12]		2,175	2,154
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,12]		1,511	1,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[12]		1,934	1,924
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295% 2046[6,12]		4,035	4,017

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[12]	USD	776	$769
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[12]		24,171	23,918
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[12]		525	516
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,12]		2,000	1,946
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[12]		250	249
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[12]		1,870	1,819
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[12]		1,300	1,268
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[12]		246	231
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 2049[12]		3,000	2,845
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[12]		5,280	5,163
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[12]		559	543
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[12]		1,730	1,695
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,12]		567	532
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[5,12]		24,742	21,054
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.901% 2036[5,6,12]		49,039	46,660
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 2.25% 2036[5,6,12]		2,000	1,896
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[5,6,12]		51,446	48,960
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 2.404% 2038[5,6,12]		1,546	1,460
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 2.653% 2038[5,6,12]		831	781
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 2.279% 2039[5,6,12]		50,285	48,434
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[12]		290	284
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[12]		4,380	4,296
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[12]		1,400	1,376
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[12]		7,021	6,843
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[12]		1,137	1,123
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[6,12]		585	556
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]		6,190	5,912
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[12]		380	356
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[12]		6,370	6,259
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[12]		1,154	1,117
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[12]		2,302	2,269
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[12]		6,500	6,353
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[12]		3,898	3,592
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[5,12]		1,667	1,459
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.706% 2058[6,12]		1,000	942
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[12]		3,853	3,652
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[12]		1,320	1,286
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[12]		600	586
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[12]		510	496
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 2045[12]		255	253
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]		500	493
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[12]		5,000	4,991
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.149% 2046[6,12]		1,450	1,432
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,12]		2,000	1,959
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,12]		2,000	1,987
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[12]		4,986	4,905
			1,146,732

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 1.34%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[5,6,12]	USD	16,124	$14,966
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[5,12]		509	490
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[4,5,12]		47,369	45,006
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[5,6,12]		2,334	2,325
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[5,6,12]		2,782	2,568
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[5,6,12]		1,878	1,817
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[5,12]		18,468	17,255
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 2061 (4.626% on 2/25/2026)[4,5,12]		1,756	1,703
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[4,5,12]		3,187	2,897
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,6,12]		9,815	9,699
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[5,6,12]		19,547	19,166
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[5,6,12]		12,151	11,936
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[12]		1,822	1,769
CIM Trust, Series 2018-R3, Class A1, 5.00% 2057[5,6,12]		4,925	4,943
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[5,6,12]		42,168	40,884
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[5,6,12]		658	626
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[5,6,12]		3,731	3,525
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[5,6,12]		8,352	7,610
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[5,6,12]		1,419	1,405
Connecticut Avenue Securities, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 1.776% 2041[5,6,12]		2,227	2,183
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[5,6,12]		9,681	9,498
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 3.698% 2042[5,6,12]		1,108	1,106
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[5,12]		6,627	6,120
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[5,6,12]		886	867
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[5,6,12]		5,179	4,880
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]		149	150
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]		63	61
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]		739	712
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]		182	180
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[5,6,12]		9,725	9,566
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,12]		12,866	13,866
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,12]		12,421	13,379
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[5,6,12]		40,967	35,214
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[5,6,12]		18,448	15,812
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[5,6,12]		16,484	14,160
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[5,6,12]		14,903	12,802
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[5,6,12]		13,956	12,010
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 2051[5,6,12]		2,789	2,495
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 2.576% 2034[5,6,12]		312	301
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 1.726% 2041[5,6,12]		1,000	980
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 2.426% 2041[5,6,12]		11,110	10,167
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[5,6,12]		15,635	15,399
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[5,6,12]		1,161	1,147
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 2042[5,6,12]		1,253	1,255
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[5,6,12]		2,104	2,084
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 3.726% 2050[5,6,12]		1,492	1,495
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[5,6,12]		21,116	19,286
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[5,6,12]		43,001	37,346
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[5,12]		27,770	24,838

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[5,12]	USD	3,053	$2,986
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 2.209% 2036[6,12]		2,152	2,132
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[5,6,12]		4,985	4,301
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[12]		1,683	1,615
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[12]		975	894
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,6,12]		3,894	3,895
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[5,6,12]		8,682	8,179
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[4,5,8,12]		24,370	23,509
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[4,5,12]		9,417	8,818
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[5,6,12]		13,221	13,145
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[5,6,12]		16,464	16,246
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[5,6,12]		88,549	86,052
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[5,6,12]		20,978	19,416
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[5,6,12]		4,432	4,309
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[5,6,12]		188	185
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[5,6,12]		52,381	51,729
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[5,6,12]		2,408	2,376
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[5,6,12]		10,991	10,546
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[5,6,12]		41,237	40,834
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[5,12]		1,000	968
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[5,6,12]		1,145	980
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[5,6,12]		20,210	17,332
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[5,12]		7,278	6,879
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[5,6,12]		26,840	25,831
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,6,12]		2,909	2,853
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.044% 2037[6,12]		7,717	7,047
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[5,6,12]		6,600	6,568
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 2054[5,6,12]		2,412	2,412
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.187% 2054[5,6,12]		1,500	1,491
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.39% 2055[5,6,12]		2,900	2,665
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[5,6,12]		397	396
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[5,6,12]		1,187	1,179
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.224% 2057[5,6,12]		384	380
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[5,6,12]		1,270	1,241
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[5,6,12]		728	712
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[5,6,12]		498	493
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 2057[5,6,12]		1,575	1,465
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[5,6,12]		12,009	11,772
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[5,6,12]		10,000	9,590
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[5,6,12]		4,994	4,902
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[5,6,12]		3,615	3,408
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 2058[5,6,12]		6,000	5,486
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[5,6,12]		5,000	4,285
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[5,12]		25,453	23,490
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[5,8,9]		10,592	9,393
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[5,12]		29,703	27,005
			941,339

Other mortgage-backed securities 0.19%
Nykredit Realkredit AS, Series CCE, 1.00% 2050[12]	DKK	443,949	49,221
Nykredit Realkredit AS, Series 01E, 1.00% 2053[12]		617,987	67,766
Realkredit Danmark AS 1.00% 2053[12]		167,863	18,408
			135,395

Total mortgage-backed obligations			16,259,137

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations 3.77%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[5,12]	USD	6,155	$6,137
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[5,12]		10,350	10,341
Aesop Funding, LLC, Series 2019-2A, Class D, 3.04% 2025[5,12]		9,000	8,386
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[5,12]		9,410	9,260
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[5,12]		47,950	47,967
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[5,12]		12,814	12,202
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 2026[5,12]		6,460	6,164
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[5,12]		22,390	20,061
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[5,12]		3,398	3,005
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[5,12]		6,472	5,956
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[5,12]		1,211	1,066
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[5,12]		1,660	1,560
Aesop Funding, LLC, Series 2021-1A, Class D, 3.71% 2027[5,12]		5,000	4,479
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[5,12]		3,581	3,442
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[5,12]		14,038	13,865
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,12]		3,927	3,724
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[5,12]		11,146	10,856
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[5,6,12]		69,534	69,275
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 3.118% 2031[5,6,12]		5,000	4,937
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[5,12]		7,010	6,944
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 2026[5,12]		1,530	1,509
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[5,12]		4,048	3,957
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[5,12]		12,733	12,217
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[5,12]		2,226	2,112
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[5,12]		8,103	7,564
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[5,12]		13,380	13,303
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[5,12]		33,216	32,697
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[5,12]		8,478	8,387
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[12]		6,085	5,742
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[12]		6,765	6,276
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[12]		15,943	14,669
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 3.222% 2034[5,6,12]		18,000	17,544
Bain Capital Credit CLO, Ltd., Series 2022-4A, Class A2, (3-month USD CME Term SOFR + 1.96%) 4.07% 2035[5,6,12]		5,000	4,951
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[5,6,12]		3,290	3,239
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[5,12]		433	426
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[5,12]		4,310	4,144
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,12]		1,343	1,258
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[5,12]		914	826
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[5,12]		1,311	1,244
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[5,12]		1,533	1,368
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 3.573% 2036[5,6,12]		25,000	24,635
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[5,12]		20,769	17,803
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[5,12]		2,708	2,189
Bluemountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 2.334% 2035[5,6,12]		15,000	14,879
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD-LIBOR + 1.16%) 2.204% 2034[5,6,12]		250	243
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]		650	646
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[12]		580	537
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[12]		568	519
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[12]		3,206	3,066
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[12]		5,268	4,959
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[5,12]		94,106	83,334
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[5,12]		15,220	13,727
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[5,12]		3,913	3,346
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,12]		5,096	4,581
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[5,12]		88,092	79,942
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[5,12]		14,260	12,218
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[5,12]		9,292	8,353

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[5,12]	USD	1,013	$864
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[5,12]		61,022	53,890
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[5,12]		5,828	5,043
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (USD-SOFR + 1.70%) 1.98% 2035[5,6,12]		10,000	9,772
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (USD-SOFR + 2.00%) 2.28% 2035[5,6,12]		10,000	9,785
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 2045[5,12]		554	512
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 2045[5,12]		1,012	936
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[5,12]		7,377	6,622
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[5,12]		2,570	2,322
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[5,12]		1,017	910
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[5,12]		11,715	10,354
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[5,12]		1,315	1,163
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[5,6,12]		71	71
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[5,12]		3,485	3,482
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[5,12]		2,691	2,695
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[5,12]		1,915	1,874
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[5,12]		1,643	1,570
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[5,12]		2,445	2,429
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[5,12]		16,698	16,519
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[5,12]		303	303
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[5,12]		598	598
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[5,12]		13,609	13,500
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[5,12]		18,032	17,890
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[5,12]		3,739	3,684
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,12]		7,542	7,517
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[5,12]		4,118	4,046
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[5,12]		6,100	5,807
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 1.504% 2035[6,12]		827	789
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.464% 2037[6,12]		1,332	1,226
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.474% 2037[6,12]		2,061	1,898
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[12]		392	392
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[12]		7,572	7,539
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[12]		347	347
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]		3,998	4,000
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]		616	616
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[12]		8,278	8,243
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[12]		2,011	2,009
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]		6,030	5,992
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[12]		16,107	15,698
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[12]		10,586	10,457
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[12]		12,158	11,393
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,12]		281	281
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[5,12]		2,870	2,851
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[5,12]		64	64
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[5,12]		6,800	6,787
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[5,12]		2,279	2,175
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[5,12]		1,242	1,152
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[5,12]		3,269	3,179
Drivetime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 2026[5,12]		233	231
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[5,12]		1,861	1,850
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[5,12]		1,813	1,812
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[5,12]		3,538	3,432
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[5,12]		3,693	3,507
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[5,12]		2,495	2,321
Dryden Senior Loan Fund, Series 2022-94A, Class A, CLO, (3-month USD CME Term SOFR + 1.44%) 3.103% 2037[5,6,12]		9,000	8,843
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD-LIBOR + 1.15%) 2.194% 2035[5,6,12]		1,100	1,065
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[5,12]		1,235	1,099
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[5,12]		305	305
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[12]		10,267	10,111
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[12]		3,432	3,403

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[5,12]	USD	3,228	$3,228
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 2025[5,12]		15,000	14,820
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[5,12]		5,000	4,933
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[12]		7,493	7,404
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[5,12]		15,535	15,438
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[5,12]		2,224	2,224
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[5,12]		8,657	8,653
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[12]		11,158	10,736
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[12]		2,977	2,894
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[12]		19,635	19,324
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[5,12]		2,055	2,064
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[12]		16,131	15,045
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[12]		7,739	7,364
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[5,12]		2,100	2,037
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[5,12]		950	890
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[5,12]		8,727	8,592
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,12]		29,234	26,949
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[5,12]		4,180	3,816
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,12]		43,830	41,933
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,12]		19,385	19,085
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[5,12]		21,970	19,995
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]		2,625	2,625
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[5,12]		522	521
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[5,12]		1,453	1,343
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[5,12]		816	755
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[5,12]		7,032	6,234
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[5,12]		251	221
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,12]		8,845	8,549
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,12]		2,980	2,732
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[5,12]		1,260	1,181
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,12]		4,132	3,784
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,12]		56,470	50,352
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[5,12]		40,960	36,591
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[5,12]		3,316	2,923
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[12]		786	779
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[12]		1,111	1,104
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[12]		3,700	3,510
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 1.524% 2041[5,6,12]		445	432
Henderson Receivables, LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 1.524% 2041[5,6,12]		21	21
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[5,8,9,12]		49,770	48,302
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[5,12]		47,838	44,795
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[5,12]		6,809	6,300
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[5,12]		3,902	3,600
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[5,12]		38,456	36,071
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[5,12]		2,237	2,079
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[5,12]		1,467	1,360
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[5,12]		86,844	76,742
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[5,12]		8,169	7,229
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[5,12]		3,138	2,751
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[5,12]		4,104	3,715
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[5,12]		2,536	2,248
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 2.244% 2035[6,12]		389	386
KKR Financial CLO, Ltd., Series 2022-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 2.674% 2034[5,6,12]		15,000	14,534
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 4.639% 2031[5,6,12]		3,000	3,000
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[5,12]		11,959	11,577
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[5,12]		1,804	1,696
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[5,6,12]		5,100	5,027
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD-LIBOR + 1.12%) 2.164% 2034[5,6,12]		500	484
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD-LIBOR + 1.14%) 2.184% 2034[5,6,12]		250	241

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[5,6,12]	USD	3,740	$3,694
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,12]		23,200	22,085
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,12]		6,958	6,704
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[5,12]		1,291	1,246
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[5,12]		6,627	6,071
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[5,12]		6,356	5,777
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[5,12]		11,872	10,658
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,12]		31,576	29,117
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[5,12]		5,689	5,036
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[5,12]		26,864	23,976
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,12]		2,001	1,839
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,12]		37,438	34,663
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,12]		83,951	77,892
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[5,6,12]		25,825	25,220
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 2.721% 2034[5,6,12]		6,100	6,061
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[5,12]		292,757	255,893
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[5,6,12]		1,645	1,622
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 2.614% 2035[5,6,12]		8,000	7,883
Octagon 64, Ltd., Series 2022-1A, Class B1, CLO, (3-month USD CME Term SOFR + 2.10%) 3.391% 2037[5,6,12]		6,000	5,919
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[5,12]		15,641	14,254
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[5,12]		700	626
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[5,12]		5,033	4,714
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[5,12]		10,536	9,779
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[5,6,12]		7,693	7,639
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[5,6,12]		1,704	1,686
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 2.358% 2030[5,6,12]		405	399
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[5,12]		35,117	32,595
Pikes Peak CLO, Series 2022-11A, Class A2, (3-month USD CME Term SOFR + 2.20%) 3.338% 2034[5,6,12]		7,000	6,968
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[5,12]		3,266	3,262
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[5,12]		2,435	2,411
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.874% 2051[5,6,12]		4,340	4,267
Regatta XXII Funding, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.54%) 3.451% 2035[5,6,12]		5,000	4,875
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 4.411% 2035[5,6,12]		3,500	3,451
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 1.754% 2036[6,12]		68	67
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 3.22% 2035[5,6,12]		10,000	9,474
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2, 1.36% 2024[12]		34,777	34,521
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[12]		1,378	1,379
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[12]		9,308	9,176
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[12]		5,064	5,049
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 2025[12]		129	128
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]		4,727	4,716
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[12]		25,000	25,019
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[12]		17,331	16,788
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[12]		12,159	12,067
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[12]		5,159	5,033
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[12]		9,395	9,044
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[12]		7,003	6,625
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[12]		11,111	10,430
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[5,12]		16,870	14,588
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[5,12]		3,106	2,634
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[5,12]		6,283	5,560
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[5,12]		14,578	13,300

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[5,6,12]	USD	2,680	$2,646
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[5,12]		19,971	18,104
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[5,12]		2,436	2,175
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[5,12]		7,628	7,124
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[5,12]		8,772	8,040
Stratus CLO, Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.75%) 2.951% 2030[5,6,12]		10,000	10,000
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,12]		14,434	13,444
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[5,12]		6,231	5,661
TCI-Flatiron CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.96%) 2.404% 2030[5,6,12]		250	247
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[5,12]		3,378	3,063
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[5,12]		15,178	14,249
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[5,12]		6,479	6,224
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,12]		16,320	14,536
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 2045[5,12]		1,588	1,487
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,12]		6,000	5,873
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,12]		5,335	4,967
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[5,6,12]		27,912	25,303
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[5,12]		2,974	2,651
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[5,12]		12,501	10,937
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[5,12]		1,031	895
Wellfleet CLO, Ltd., Series 2022-1A, Class A2, (USD-SOFR + 1.95%) 2.75% 2034[5,6,12]		5,000	4,927
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[5,12]		4,153	4,052
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[5,12]		3,345	3,306
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[5,12]		323	322
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[5,12]		10,314	9,943
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[5,12]		13,309	12,606
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[5,12]		8,825	8,241
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[5,12]		8,060	7,753
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[5,12]		5,225	5,150
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 2027[5,12]		5,523	5,283
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD-LIBOR + 1.15%) 2.213% 2033[5,6,12]		311	301
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 2.344% 2035[5,6,12]		10,000	9,746
			2,653,616

Bonds & notes of governments & government agencies outside the U.S. 1.57%
Abu Dhabi (Emirate of) 3.125% 2027[5]		17,700	17,314
Abu Dhabi (Emirate of) 3.875% 2050[5]		9,900	8,819
Abu Dhabi (Emirate of) 2.70% 2070[5]		4,925	3,312
Argentine Republic 1.00% 2029		1,034	238
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[4]		12,086	2,867
Argentine Republic 0% 2035		25,700	90
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[4]		5,349	1,159
Asian Development Bank 1.50% 2024		15,979	15,430
Asian Development Bank 2.50% 2027		3,451	3,341
Asian Development Bank 2.75% 2028		3	3
Bermuda 2.375% 2030[5]		2,840	2,385
Bermuda 3.375% 2050[5]		8,200	5,981
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[5]		10,000	9,535
Chile (Republic of) 2.75% 2027		1,940	1,815
Chile (Republic of) 3.50% 2034		3,785	3,375
Chile (Republic of) 3.10% 2041		13,200	10,076
Chile (Republic of) 4.34% 2042		8,380	7,476
Chile (Republic of) 4.00% 2052		3,685	3,063
China (People’s Republic of), Series INBK, 3.81% 2050	CNY	75,960	12,260
China (People’s Republic of), Series INBK, 3.72% 2051		274,040	43,702
Colombia (Republic of) 4.125% 2051	USD	18,640	11,211
Colombia (Republic of), Series B, 5.75% 2027	COP	152,975,600	29,187
Costa Rica (Republic of) 7.00% 2044	USD	1,264	1,091
Cote d’Ivoire (Republic of) 6.375% 2028[5]		7,275	6,477
CPPIB Capital, Inc. 0.50% 2024[5]		3,887	3,672
CPPIB Capital, Inc. 0.875% 2026[5]		8,156	7,393

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 1.44% 2026[5,6]	USD	6,621	$6,877
Development Bank of Japan, Inc. 1.75% 2025[5]		6,928	6,665
Development Bank of Japan, Inc. 1.25% 2026[5]		8,230	7,515
Development Bank of Japan, Inc. 1.75% 2031[5]		3,068	2,654
Dominican Republic 6.875% 2026[5]		4,300	4,397
Dominican Republic 6.40% 2049[5]		1,648	1,235
Egypt (Arab Republic of) 4.75% 2026	EUR	3,000	2,358
Egypt (Arab Republic of) 6.588% 2028[5]	USD	1,610	1,171
Egypt (Arab Republic of) 5.625% 2030	EUR	1,060	692
Egypt (Arab Republic of) 7.053% 2032[5]	USD	5,100	3,330
Egypt (Arab Republic of) 8.50% 2047[5]		2,245	1,337
European Investment Bank 1.625% 2025		23,000	22,144
Export-Import Bank of India 3.375% 2026		7,000	6,685
Export-Import Bank of India 3.875% 2028		3,000	2,866
Export-Import Bank of India 3.25% 2030		9,100	7,925
Export-Import Bank of India 2.25% 2031[5]		25,000	19,717
Honduras (Republic of) 6.25% 2027[5]		237	186
Honduras (Republic of) 6.25% 2027		200	157
Indonesia (Republic of) 6.625% 2037		12,000	13,198
Indonesia (Republic of) 3.35% 2071		10,500	7,455
Indonesia (Republic of) 4.20% 2050		1,785	1,544
Inter-American Development Bank 1.125% 2028		1	1
International Bank for Reconstruction and Development 0.75% 2025		4,974	4,675
International Bank for Reconstruction and Development 1.625% 2025		4	4
Israel (State of) 3.375% 2050		5,000	4,054
Israel (State of) 3.875% 2050		42,900	37,816
Japan Bank for International Cooperation 2.875% 2025		5,488	5,436
Japan Bank for International Cooperation 1.875% 2031		6,576	5,834
Jordan (Hashemite Kingdom of) 6.125% 2026[5]		2,890	2,652
Jordan (Hashemite Kingdom of) 5.75% 2027[5]		615	542
KfW 0.625% 2026		6,778	6,221
Kommuninvest i Sverige Aktiebolag 0.50% 2023[5]		10,129	9,882
Morocco (Kingdom of) 2.375% 2027[5]		7,000	5,655
Morocco (Kingdom of) 1.50% 2031	EUR	15,000	10,487
Morocco (Kingdom of) 3.00% 2032[5]	USD	10,000	6,885
Morocco (Kingdom of) 5.50% 2042		25,300	18,511
Morocco (Kingdom of) 5.50% 2042[5]		1,500	1,097
Morocco (Kingdom of) 4.00% 2050[5]		7,700	4,524
OMERS Finance Trust 3.50% 2032[5]		3,470	3,390
Ontario Teachers’ Finance Trust 0.875% 2026[5]		7,433	6,702
Ontario Teachers’ Finance Trust 3.00% 2027[5]		4,279	4,193
Ontario Teachers’ Finance Trust 2.00% 2031[5]		6,787	5,938
Panama (Republic of) 3.75% 2026[5]		41,695	40,548
Panama (Republic of) 3.875% 2028		10,000	9,558
Panama (Republic of) 3.362% 2031		28,000	24,682
Panama (Republic of) 2.252% 2032		36,365	28,443
Panama (Republic of) 4.50% 2047		1,090	898
Panama (Republic of) 4.50% 2050		5,925	4,836
Panama (Republic of) 4.30% 2053		3,242	2,554
Panama (Republic of) 4.50% 2056		8,915	7,097
Panama (Republic of) 3.87% 2060		19,858	14,096
Panama (Republic of) 4.50% 2063		2,410	1,861
Paraguay (Republic of) 4.95% 2031[5]		5,000	4,634
Paraguay (Republic of) 2.739% 2033[5]		1,618	1,208
Paraguay (Republic of) 5.60% 2048[5]		1,422	1,128
Peru (Republic of) 6.35% 2028	PEN	33,100	8,159
Peru (Republic of) 5.94% 2029		41,000	9,790
Peru (Republic of) 2.783% 2031	USD	41,600	35,470
Peru (Republic of) 6.15% 2032	PEN	76,900	17,777
Peru (Republic of) 3.00% 2034	USD	14,110	11,610
Peru (Republic of) 3.60% 2072		35,900	24,392
PETRONAS Capital, Ltd. 3.50% 2030[5]		4,450	4,190
PETRONAS Capital, Ltd. 4.55% 2050[5]		5,695	5,451
Philippines (Republic of) 3.229% 2027		3,025	2,936
Philippines (Republic of) 1.648% 2031		17,514	14,097
Philippines (Republic of) 6.375% 2034		18,000	20,258
Philippines (Republic of) 3.95% 2040		4,000	3,490

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.70% 2041	USD	19,000	$15,847
Philippines (Republic of) 3.70% 2042		21,300	17,641
Philippines (Republic of) 2.65% 2045		13,236	9,235
Philippines (Republic of) 2.95% 2045		15,091	10,872
Philippines (Republic of) 3.20% 2046		9,100	6,847
Philippines (Republic of) 4.20% 2047		1,728	1,520
PSP Capital, Inc. 1.625% 2028[5]		6,054	5,463
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[5]		2,050	2,079
PT Indonesia Asahan Aluminium Tbk 4.75% 2025		10,000	9,950
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[5]		3,310	3,294
PT Indonesia Asahan Aluminium Tbk 6.53% 2028		8,528	8,669
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]		1,867	1,898
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[5]		910	856
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[5]		655	593
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[5]		2,690	2,171
Qatar (State of) 3.875% 2023[5]		10,830	10,881
Qatar (State of) 3.75% 2030[5]		39,070	38,819
Qatar (State of) 4.40% 2050[5]		32,960	31,541
Romania 3.624% 2030	EUR	3,592	3,086
Romania 2.00% 2032		1,400	1,005
Romania 3.50% 2034		7,600	5,832
Romania 3.50% 2034		6,485	4,976
Romania 3.75% 2034		18,000	14,221
Russian Federation 2.875% 2025		7,500	2,083
Russian Federation 4.375% 2029	USD	23,400	5,493
Russian Federation 1.85% 2032	EUR	12,500	3,537
Russian Federation 5.10% 2035	USD	52,800	12,565
Russian Federation 5.10% 2035[5]		800	190
Russian Federation 5.25% 2047[7,8]		10,000	2,850
Saudi Arabia (Kingdom of) 3.25% 2026[5]		4,170	4,080
Saudi Arabia (Kingdom of) 3.628% 2027[5]		3,800	3,773
Saudi Arabia (Kingdom of) 3.625% 2028[5]		3,110	3,074
Saudi Arabia (Kingdom of) 2.25% 2033[5]		25,000	20,831
Saudi Arabia (Kingdom of) 4.50% 2046		8,000	7,316
Saudi Arabia (Kingdom of) 3.45% 2061[5]		23,000	17,272
Tunisia (Republic of) 5.625% 2024	EUR	3,000	1,852
Turkey (Republic of) 4.25% 2026	USD	3,300	2,661
Turkey (Republic of) 4.875% 2026		2,380	1,913
Ukraine 6.75% 2026	EUR	453	125
United Mexican States 3.25% 2030	USD	1,515	1,337
United Mexican States 2.659% 2031		3,293	2,718
United Mexican States 3.50% 2034		6,200	5,137
United Mexican States 4.75% 2044		2,500	2,088
United Mexican States 5.00% 2051		9,010	7,511
United Mexican States 4.40% 2052		3,430	2,591
United Mexican States 3.75% 2071		11,315	7,227
United Mexican States 5.75% 2110		3,850	3,246
			1,103,808

Municipals 0.66%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		3,725	3,219
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027		6,585	5,911
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030		5,150	4,328
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031		145	145
			13,603

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045		1,100	1,108

The Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois 0.46%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	USD	14,400	$15,091
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039		56,485	57,374
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040		5,770	6,038
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025		13,760	12,293
G.O. Bonds, Series 2013-B, 4.31% 2023		7,325	7,340
G.O. Bonds, Series 2020-A, 3.14% 2024		1,520	1,474
G.O. Bonds, Series 2020-A, 3.24% 2025		2,245	2,153
G.O. Bonds, Series 2013-B, 4.91% 2027		3,250	3,287
G.O. Bonds, Series 2019-A, 5.70% 2031		7,530	7,768
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		12,056	12,147
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		161,540	162,718
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033		7,945	8,104
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023		6,495	6,576
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024		1,905	1,957
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025		6,205	6,434
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035		5,725	6,103
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.91% 2050 (put 2025)[6]		6,275	6,310
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046		575	583
			323,750

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046		450	457

Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033		560	562

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035		1,390	1,398

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044		705	707

Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042		325	327

Michigan 0.01%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022		1,370	1,373
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047		7,210	7,239
			8,612

Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041		235	237
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045		2,095	2,120
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046		1,340	1,348
			3,705

Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038		520	525

52	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	USD	365	$368
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046		1,590	1,597
			1,965

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029		4,400	4,949

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034		39,115	31,995
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030		795	800
			32,795

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		24,460	22,935

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036		430	436
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041		1,560	1,579
			2,015

Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045		600	603
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043		190	191
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045		1,260	1,274
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046		1,710	1,730
			3,798

Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023		6,000	6,176
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		8,155	6,551
			12,727

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045		495	501

Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045		790	799
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046		1,210	1,215
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034		28,690	27,187
			29,201

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045		265	268

Total municipals			465,908

Federal agency bonds & notes 0.00%
Fannie Mae 1.625% 2025[1]		7	7
Federal Farm Credit Banks 1.60% 2033		1,957	1,627
			1,634

Total bonds, notes & other debt instruments (cost: $74,273,864,000)			68,672,057

The Bond Fund of America	53

Common stocks 0.05%	Shares	Value (000)
Health care 0.05%
Rotech Healthcare, Inc.[8,9,14,15]	342,069	$34,891

Consumer discretionary 0.00%
MYT Holding Co., Class B8,9,14	521,407	913
NMG Parent, LLC[14]	4,595	827
		1,740

Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[8,9,14]	1,568,158	—	[2]

Total common stocks (cost: $16,909,000)		36,631

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 2.169% noncumulative preferred shares[5]	6,250	5,000

Total preferred securities (cost: $5,820,000)		5,000

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 2027[8,14]	18,410	878

Total rights & warrants (cost: $111,000)		878

Short-term securities 16.82%
Money market investments 16.82%
Capital Group Central Cash Fund 1.38%[16,17]	118,504,481	11,848,078

Total short-term securities (cost: $11,849,931,000)		11,848,078
Total investment securities 114.39% (cost: $86,146,635,000)		80,562,644
Other assets less liabilities (14.39)%		(10,136,745)

Net assets 100.00%		$70,425,899

Futures contracts

Contracts	Type	Number of contracts	Expiration		Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	23,467	September 2022	USD	9,557,211	$3,266
30 Day Federal Funds Futures	Short	279	February 2023		(112,364)	(97)
90 Day Eurodollar Futures	Long	18,305	September 2022		4,429,581	(118,964)
3 Month SOFR Futures	Short	628	March 2023		(151,772)	(179)
3 Month SOFR Futures	Short	4,563	June 2023		(1,102,307)	1,089
2 Year U.S. Treasury Note Futures	Short	34,489	September 2022		(7,243,229)	(18,937)
5 Year Euro-Bobl Futures	Short	372	September 2022		(48,414)	480
5 Year U.S. Treasury Note Futures	Long	34,673	September 2022		3,892,044	55,642
10 Year Euro-Bund Futures	Short	300	September 2022		(46,774)	1,220
10 Year U.S. Treasury Note Futures	Long	10,329	September 2022		1,224,309	15,557
10 Year Ultra U.S. Treasury Note Futures	Long	4,681	September 2022		596,243	14,980
20 Year U.S. Treasury Bond Futures	Long	13,283	September 2022		1,841,356	(24,526)
30 Year Ultra U.S. Treasury Bond Futures	Long	8,399	September 2022		1,296,333	(23,048)
						$(93,517)

54	The Bond Fund of America

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	34,267	COP	141,218,900	UBS AG	7/6/2022	$287
COP	141,218,900	USD	34,170	UBS AG	7/6/2022	(190)
USD	30,143	PEN	111,950	Bank of America	7/12/2022	941
KRW	158,601,000	USD	126,085	JPMorgan Chase	7/12/2022	(3,014)
USD	17,494	EUR	16,384	Standard Chartered Bank	7/13/2022	310
USD	8,231	EUR	7,840	Goldman Sachs	7/13/2022	8
USD	15,200	EUR	14,568	JPMorgan Chase	7/18/2022	(85)
KRW	50,350,000	USD	38,955	Citibank	7/21/2022	121
KRW	96,400,000	USD	74,810	Citibank	7/21/2022	6
USD	153,206	DKK	1,082,700	Bank of New York Mellon	7/27/2022	375
USD	38,457	EUR	36,476	UBS AG	7/27/2022	162
USD	5,469	MXN	110,165	Citibank	7/27/2022	18
EUR	3,800	USD	4,013	Barclays Bank PLC	7/27/2022	(24)
COP	6,837,100	USD	1,694	Citibank	7/28/2022	(56)
USD	33,965	COP	141,218,900	UBS AG	8/8/2022	192
USD	3,654	PEN	15,060	Morgan Stanley	8/26/2022	(255)
USD	4,716	PEN	19,550	Citibank	8/26/2022	(358)
						$(1,562)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at		Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)		(received) (000)	at 6/30/2022 (000)
SOFR	Quarterly	U.S. EFFR	Quarterly	11/17/2022	USD1,000	$—	[2]	$—	$—	[2]
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	5,034		—	5,034
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,407	4,636		—	4,636
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	171,500	1,627		—	1,627
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	1,040		—	1,040
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	233		—	233
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	449,300	168,369		(266)	168,635
						$180,939		$(266)	$181,205

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)	6/30/2022 (000)	Paid (000)	at 6/30/2022 (000)
11.325%	At maturity	DI-OVER-EXTRA Grupo	At maturity	BNP Paribas	1/2/2024	BRL408	$(2)	$—	$(2)
11.2625%	At maturity	DI-OVER-EXTRA Grupo	At maturity	BNP Paribas	1/2/2029	240	(4)	—	(4)
							$(6)	$—	$(6)

Investments in affiliates17

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 16.82%
Money market investments 16.82%
Capital Group Central Cash Fund 1.38%[16]	$7,790,703	$12,692,358	$8,631,877	$(542)	$(2,564)	$11,848,078	$23,961

The Bond Fund of America	55

Private placement security15

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$12,646	$34,891	.05%

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $333,066,000, which represented .47% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,962,871,000, which represented 14.15% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $120,736,000, which represented .17% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,884,000, which represented less than .01% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[16]	Rate represents the seven-day yield at 6/30/2022.
[17]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CMT = Constant Maturity Treasury

CNY = Chinese yuan

COP = Colombian pesos
DAC = Designated Activity Company

Dept. = Department

Dev. = Development

DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate

DKK = Danish kroner

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

Fac. = Facility

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

56	The Bond Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $74,296,704)	$68,714,566
Affiliated issuers (cost: $11,849,931)	11,848,078	$80,562,644
Cash		63,570
Cash denominated in currencies other than U.S. dollars (cost: $32)		32
Unrealized appreciation on open forward currency contracts		2,420
Receivables for:
Sales of investments	17,449,362
Sales of fund’s shares	96,692
Dividends and interest	385,652
Closed forward currency contracts	226
Variation margin on futures contracts	86,853
Variation margin on centrally cleared swap contracts	3,905	18,022,690
		98,651,356
Liabilities:
Unrealized depreciation on open forward currency contracts		3,982
Bilateral interest rate swaps, at value		6
Payables for:
Purchases of investments	28,029,387
Repurchases of fund’s shares	134,374
Dividends on fund’s shares	4,925
Investment advisory services	10,248
Services provided by related parties	10,592
Trustees’ deferred compensation	652
Closed forward currency contracts	1,732
Variation margin on futures contracts	24,053
Variation margin on centrally cleared swap contracts	4,927
Other	579	28,221,469
Net assets at June 30, 2022		$70,425,899

Net assets consist of:
Capital paid in on shares of beneficial interest		$78,719,442
Total accumulated loss		(8,293,543)
Net assets at June 30, 2022		$70,425,899

Refer to the notes to financial statements.

The Bond Fund of America	57

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (5,938,463 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$25,846,744	2,179,453	$11.86
Class C	558,220	47,070	11.86
Class T	9	1	11.86
Class F-1	842,643	71,053	11.86
Class F-2	18,473,563	1,557,730	11.86
Class F-3	6,998,877	590,160	11.86
Class 529-A	1,272,896	107,333	11.86
Class 529-C	55,094	4,646	11.86
Class 529-E	38,838	3,275	11.86
Class 529-T	11	1	11.86
Class 529-F-1	9	1	11.86
Class 529-F-2	156,640	13,208	11.86
Class 529-F-3	9	1	11.86
Class R-1	37,507	3,163	11.86
Class R-2	339,517	28,629	11.86
Class R-2E	37,413	3,155	11.86
Class R-3	563,584	47,522	11.86
Class R-4	501,206	42,263	11.86
Class R-5E	148,666	12,536	11.86
Class R-5	307,755	25,951	11.86
Class R-6	14,246,698	1,201,312	11.86

Refer to the notes to financial statements.

58	The Bond Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $90)	$1,022,313
Dividends (includes $23,961 from affiliates)	24,004	$1,046,317
Fees and expenses*:
Investment advisory services	64,174
Distribution services	44,632
Transfer agent services	29,716
Administrative services	11,134
529 plan services	452
Reports to shareholders	1,092
Registration statement and prospectus	2,189
Trustees’ compensation	22
Auditing and legal	75
Custodian	155
Other	76	153,717
Net investment income		892,600

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(2,293,136)
Affiliated issuers	(542)
Futures contracts	(541,837)
Forward currency contracts	9,654
Swap contracts	281,606
Currency transactions	(22)	(2,544,277)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(6,380,885)
Affiliated issuers	(2,564)
Futures contracts	(103,041)
Forward currency contracts	1,220
Swap contracts	(9,662)
Currency translations	(144)	(6,495,076)
Net realized loss and unrealized depreciation		(9,039,353)

Net decrease in net assets resulting from operations		$(8,146,753)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Bond Fund of America	59

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$892,600	$1,116,002
Net realized (loss) gain	(2,544,277)	303,861
Net unrealized depreciation	(6,495,076)	(1,995,039)
Net decrease in net assets resulting from operations	(8,146,753)	(575,176)

Distributions paid or accrued to shareholders	(995,158)	(1,605,741)

Net capital share transactions	1,362	11,507,974

Total (decrease) increase in net assets	(9,140,549)	9,327,057

Net assets:
Beginning of period	79,566,448	70,239,391
End of period	$70,425,899	$79,566,448

*	Unaudited.

Refer to the notes to financial statements.

60	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

The Bond Fund of America	61

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

62	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$24,880,676	$—	$24,880,676
Corporate bonds, notes & loans	—	23,307,278	—	23,307,278
Mortgage-backed obligations	—	16,249,744	9,393	16,259,137
Asset-backed obligations	—	2,605,314	48,302	2,653,616
Bonds & notes of governments & government agencies outside the U.S.	—	1,103,808	—	1,103,808
Municipals	—	465,908	—	465,908
Federal agency bonds & notes	—	1,634	—	1,634
Common stocks	—	827	35,804	36,631
Preferred securities	—	5,000	—	5,000
Rights & warrants	—	878	—	878
Short-term securities	11,848,078	—	—	11,848,078
Total	$11,848,078	$68,621,067	$93,499	$80,562,644

The Bond Fund of America	63

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$92,234	$—	$—	$92,234
Unrealized appreciation on open forward currency contracts	—	2,420	—	2,420
Unrealized appreciation on centrally cleared interest rate swaps	—	181,205	—	181,205
Liabilities:
Unrealized depreciation on futures contracts	(185,751)	—	—	(185,751)
Unrealized depreciation on open forward currency contracts	—	(3,982)	—	(3,982)
Unrealized depreciation on bilateral interest rate swaps	—	(6)	—	(6)
Total	$(93,517)	$179,637	$—	$86,120

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

64	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	65

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $19,555,706,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

66	The Bond Fund of America

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $787,827,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $6,402,943,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to

The Bond Fund of America	67

the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. As of June 30, 2022, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $463,316,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$92,234	Unrealized depreciation*	$185,751
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,420	Unrealized depreciation on open forward currency contracts	3,982
Forward currency	Currency	Receivables for closed forward currency contracts	226	Payables for closed forward currency contracts	1,732
Swap (centrally cleared)	Interest	Unrealized appreciation*	181,205	Unrealized depreciation*	—
Swap (bilateral)	Interest	Bilateral interest rate swaps, at value	—	Bilateral interest rate swaps, at value	6
			$276,085		$191,471

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(541,837)	Net unrealized depreciation on futures contracts	$(103,041)
Forward currency	Currency	Net realized gain on forward currency contracts	9,654	Net unrealized appreciation on forward currency contracts	1,220
Swap	Interest	Net realized gain on swap contracts	283,312	Net unrealized depreciation on swap contracts	(9,515)
Swap	Credit	Net realized loss on swap contracts	(1,706)	Net unrealized depreciation on swap contracts	(147)
			$(250,577)		$(111,483)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

68	The Bond Fund of America

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$941	$—	$(607)	$—	$334
Bank of New York Mellon	375	—	(375)	—	—
Citibank	371	(371)	—	—	—
Goldman Sachs	8	—	—	—	8
Standard Chartered Bank	310	—	—	(130)	180
UBS AG	641	(190)	—	(270)	181
Total	$2,646	$(561)	$(982)	$(400)	$703
Liabilities:
Barclays Bank PLC	$24	$—	$—	$—	$24
BNP Paribas	6	—	(6)	—	—
Citibank	2,146	(371)	(1,775)	—	—
JPMorgan Chase	3,099	—	(3,099)	—	—
Morgan Stanley	255	—	(255)	—	—
UBS AG	190	(190)	—	—	—
Total	$5,720	$(561)	$(5,135)	$—	$24

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The Bond Fund of America	69

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$192,572
Undistributed long-term capital gains	88,414

As of June 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$380,430
Gross unrealized depreciation on investments	(5,928,763)
Net unrealized depreciation on investments	(5,548,333)
Cost of investments	86,197,363

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2022						Year ended December 31, 2021
Share class	Ordinary income*		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$314,735		$32,610		$347,345		$431,914		$163,952		$595,866
Class C	4,744		705		5,449		5,421		4,005		9,426
Class T	—	†	—	†	—	†	—	†	—	†	—	†
Class F-1	10,069		1,065		11,134		15,522		5,669		21,191
Class F-2	243,840		23,306		267,146		318,827		109,456		428,283
Class F-3	97,459		8,832		106,291		105,868		39,500		145,368
Class 529-A	15,102		1,605		16,707		21,024		8,089		29,113
Class 529-C	445		70		515		511		397		908
Class 529-E	425		49		474		594		258		852
Class 529-T	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	2,079		198		2,277		2,834		952		3,786
Class 529-F-3	—	†	—	†	—	†	—	†	—	†	—	†
Class R-1	304		47		351		288		227		515
Class R-2	2,764		428		3,192		2,981		2,266		5,247
Class R-2E	364		47		411		448		244		692
Class R-3	5,955		712		6,667		8,015		3,713		11,728
Class R-4	6,147		632		6,779		9,139		3,247		12,386
Class R-5E	1,878		187		2,065		2,205		860		3,065
Class R-5	4,278		395		4,673		3,788		1,733		5,521
Class R-6	195,577		18,105		213,682		252,562		79,232		331,794
Total	$906,165		$88,993		$995,158		$1,181,941		$423,800		$1,605,741

*	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2022.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

70	The Bond Fund of America

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2022, the investment advisory services fees were $64,174,000, which were equivalent to an annualized rate of 0.173% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2022, unreimbursed expenses subject to reimbursement totaled $10,871,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American

The Bond Fund of America	71

Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2022, the 529 plan services fees were $452,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$34,544	$15,184		$ 4,145		Not applicable
Class C	3,127	348		94		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,127	693		136		Not applicable
Class F-2	Not applicable	10,926		2,889		Not applicable
Class F-3	Not applicable	37		1,106		Not applicable
Class 529-A	1,571	694		202		$377
Class 529-C	302	32		9		17
Class 529-E	104	8		6		12
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	38		25		46
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	195	19		6		Not applicable
Class R-2	1,364	664		54		Not applicable
Class R-2E	120	42		6		Not applicable
Class R-3	1,505	476		90		Not applicable
Class R-4	673	278		81		Not applicable
Class R-5E	Not applicable	120		23		Not applicable
Class R-5	Not applicable	84		50		Not applicable
Class R-6	Not applicable	73		2,212		Not applicable
Total class-specific expenses	$44,632	$29,716		$11,134		$452

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $22,000 in the fund’s statement of operations reflects $83,000 in current fees (either paid in cash or deferred) and a net decrease of $61,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $139,961,000 and $37,798,000, respectively, which generated $1,987,000 of net realized losses from such sales.

72	The Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class A	$1,442,590	114,547	$344,078		27,934		$(2,731,402)	(219,304)	$(944,734)	(76,823)
Class C	45,371	3,608	5,428		442		(131,926)	(10,565)	(81,127)	(6,515)
Class T	—	—	—		—		—	—	—	—
Class F-1	100,710	8,178	10,891		884		(168,221)	(13,535)	(56,620)	(4,473)
Class F-2	4,783,828	383,763	261,102		21,187		(4,811,898)	(387,237)	233,032	17,713
Class F-3	1,321,592	105,798	105,538		8,563		(1,454,206)	(116,960)	(27,076)	(2,599)
Class 529-A	77,869	6,179	16,739		1,359		(129,426)	(10,276)	(34,818)	(2,738)
Class 529-C	6,218	493	516		42		(13,960)	(1,108)	(7,226)	(573)
Class 529-E	2,285	182	472		38		(4,944)	(394)	(2,187)	(174)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	15,652	1,237	2,268		184		(17,646)	(1,399)	274	22
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	4,852	386	350		29		(4,664)	(373)	538	42
Class R-2	36,729	2,916	3,172		259		(64,708)	(5,119)	(24,807)	(1,944)
Class R-2E	6,688	529	409		33		(9,136)	(721)	(2,039)	(159)
Class R-3	66,754	5,295	6,618		538		(108,676)	(8,602)	(35,304)	(2,769)
Class R-4	71,299	5,626	6,773		550		(98,830)	(7,878)	(20,758)	(1,702)
Class R-5E	23,106	1,840	2,062		168		(17,571)	(1,399)	7,597	609
Class R-5	37,613	3,038	4,674		379		(66,666)	(5,317)	(24,379)	(1,900)
Class R-6	1,850,726	144,221	213,048		17,289		(1,042,778)	(83,461)	1,020,996	78,049
Total net increase (decrease)	$9,893,882	787,836	$984,138		79,878		$(10,876,658)	(873,648)	$1,362	(5,934)

Refer to the end of the table for footnotes.

The Bond Fund of America	73

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$5,399,156	399,358	$596,876		44,285		$(4,480,861)	(331,893)	$1,515,171	111,750
Class C	156,104	11,539	10,024		743		(273,093)	(20,227)	(106,965)	(7,945)
Class T	—	—	—		—		—	—	—	—
Class F-1	258,812	19,155	22,271		1,651		(550,345)	(40,683)	(269,262)	(19,877)
Class F-2	9,182,796	679,095	424,331		31,484		(4,949,570)	(366,729)	4,657,557	343,850
Class F-3	4,966,620	368,216	143,670		10,669		(1,482,730)	(109,949)	3,627,560	268,936
Class 529-A	273,918	20,253	29,897		2,217		(311,596)	(23,033)	(7,781)	(563)
Class 529-C	21,693	1,604	952		71		(39,708)	(2,936)	(17,063)	(1,261)
Class 529-E	7,846	580	861		64		(13,769)	(1,019)	(5,062)	(375)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	50,199	3,714	3,779		280		(38,310)	(2,833)	15,668	1,161
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	13,301	986	514		38		(10,332)	(765)	3,483	259
Class R-2	109,434	8,090	5,231		388		(160,588)	(11,881)	(45,923)	(3,403)
Class R-2E	17,056	1,259	690		51		(17,512)	(1,296)	234	14
Class R-3	172,879	12,779	11,786		875		(233,176)	(17,257)	(48,511)	(3,603)
Class R-4	172,188	12,728	12,480		926		(264,316)	(19,566)	(79,648)	(5,912)
Class R-5E	100,893	7,459	3,058		227		(28,766)	(2,132)	75,185	5,554
Class R-5	243,353	18,023	5,675		421		(61,171)	(4,527)	187,857	13,917
Class R-6	4,789,022	354,533	330,424		24,522		(3,113,972)	(231,163)	2,005,474	147,892
Total net increase (decrease)	$25,935,270	1,919,371	$1,602,519		118,912		$(16,029,815)	(1,187,889)	$11,507,974	850,394

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $114,262,479,000 and $107,050,344,000, respectively, during the six months ended June 30, 2022.

74	The Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2022[5,6]	$13.39	$.14	$(1.51)	$(1.37)	$(.14)	$(.02)	$(.16)	$11.86	(10.29)%[7]	$25,847		.57%[8]		.57%[8]		2.24%[8]
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201		.55		.55		1.36
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570		.57		.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197		.60		.60		2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352		.60		.60		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.21	19,939		.60		.60		1.91
Class C:
6/30/2022[5,6]	13.39	.10	(1.51)	(1.41)	(.10)	(.02)	(.12)	11.86	(10.63)[7]	558		1.32	[8]	1.32	[8]	1.48	[8]
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
Class T:
6/30/2022[5,6]	13.39	.16	(1.51)	(1.35)	(.16)	(.02)	(.18)	11.86	(10.19)[7,9]	—	[10]	.32	[8,9]	.32	[8,9]	2.48	[8,9]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[9]	—	[10]	.33	[9]	.33	[9]	1.55	[9]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [9]	—	[10]	.34	[9]	.34	[9]	1.81	[9]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [9]	—	[10]	.37	[9]	.37	[9]	2.56	[9]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09 [9]	—	[10]	.39	[9]	.39	[9]	2.58	[9]
12/31/2017[5,11]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.15 [7,9]	—	[10]	.38	[8,9]	.38	[8,9]	2.15	[8,9]
Class F-1:
6/30/2022[5,6]	13.39	.14	(1.51)	(1.37)	(.14)	(.02)	(.16)	11.86	(10.31)[7]	843		.61	[8]	.61	[8]	2.19	[8]
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011		.59		.59		1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745		.66		.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.17	801		.65		.65		1.86
Class F-2:
6/30/2022[5,6]	13.39	.16	(1.51)	(1.35)	(.16)	(.02)	(.18)	11.86	(10.18)[7]	18,473		.33	[8]	.33	[8]	2.50	[8]
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613		.31		.31		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728		.34		.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	—	(.27)	12.89	3.47	4,067		.35		.35		2.16
Class F-3:
6/30/2022[5,6]	13.39	.16	(1.51)	(1.35)	(.16)	(.02)	(.18)	11.86	(10.13)[7]	6,999		.21	[8]	.21	[8]	2.61	[8]
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934		.20		.20		1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483		.27		.27		2.70
12/31/2017[5,12]	12.74	.27	.14	.41	(.26)	—	(.26)	12.89	3.25 [7]	2,061		.26	[8]	.26	[8]	2.29	[8]
Class 529-A:
6/30/2022[5,6]	13.39	.14	(1.51)	(1.37)	(.14)	(.02)	(.16)	11.86	(10.31)[7]	1,273		.61	[8]	.61	[8]	2.21	[8]
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473		.59		.59		1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003		.69		.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.14	1,022		.68		.68		1.84

Refer to the end of the table for footnotes.

The Bond Fund of America	75

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2022[5,6]	$13.39	$.09	$(1.51)	$(1.42)	$(.09)	$(.02)	$(.11)	$11.86	(10.65)%[7]	$55		1.37%[8]		1.37%[8]		1.43%[8]
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
12/31/2017	12.72	.14	.16	.30	(.13)	—	(.13)	12.89	2.35	232		1.44		1.44		1.07
Class 529-E:
6/30/2022[5,6]	13.39	.13	(1.51)	(1.38)	(.13)	(.02)	(.15)	11.86	(10.40)[7]	39		.81	[8]	.81	[8]	2.01	[8]
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46		.79		.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43		.88		.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.93	47		.88		.88		1.63
Class 529-T:
6/30/2022[5,6]	13.39	.15	(1.51)	(1.36)	(.15)	(.02)	(.17)	11.86	(10.20)[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	2.43	[8,9]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[9]	—	[10]	.37	[9]	.37	[9]	1.52	[9]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [9]	—	[10]	.39	[9]	.39	[9]	1.77	[9]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [9]	—	[10]	.42	[9]	.42	[9]	2.51	[9]
12/31/2018	12.89	.32	(.32)	— [13]	(.32)	—	(.32)	12.57	.04 [9]	—	[10]	.44	[9]	.44	[9]	2.54	[9]
12/31/2017[5,11]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.10 [7,9]	—	[10]	.45	[8,9]	.45	[8,9]	2.08	[8,9]
Class 529-F-1:
6/30/2022[5,6]	13.39	.15	(1.51)	(1.36)	(.15)	(.02)	(.17)	11.86	(10.22)[7,9]	—	[10]	.40	[8,9]	.40	[8,9]	2.39	[8,9]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[9]	—	[10]	.41	[9]	.41	[9]	1.48	[9]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [9]	—	[10]	.38	[9]	.38	[9]	1.87	[9]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [13]	(.32)	—	(.32)	12.57	.03	102		.44		.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.37	88		.45		.45		2.06
Class 529-F-2:
6/30/2022[5,6]	13.39	.16	(1.51)	(1.35)	(.16)	(.02)	(.18)	11.86	(10.18)[7]	157		.32	[8]	.32	[8]	2.50	[8]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177		.33		.33		1.58
12/31/2020[5,14]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [7]	166		.06	[7]	.06	[7]	.24	[7]
Class 529-F-3:
6/30/2022[5,6]	13.39	.16	(1.51)	(1.35)	(.16)	(.02)	(.18)	11.86	(10.16)[7]	—	[10]	.26	[8]	.26	[8]	2.54	[8]
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[10]	.27		.27		1.62
12/31/2020[5,14]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [7]	—	[10]	.08	[7]	.04	[7]	.25	[7]
Class R-1:
6/30/2022[5,6]	13.39	.10	(1.51)	(1.41)	(.10)	(.02)	(.12)	11.86	(10.62)[7]	37		1.31	[8]	1.31	[8]	1.52	[8]
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29		1.29		.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.43	34		1.37		1.37		1.14

Refer to the end of the table for footnotes.

76	The Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2022[5,6]	$13.39	$.09	$(1.51)	$(1.42)	$(.09)	$(.02)	$(.11)	$11.86	(10.63)%[7]	$339		1.33%[8]		1.33	%8	1.48%[8]
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409		1.30		1.30		.60
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468		1.30		1.30		.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410		1.34		1.34		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400		1.36		1.36		1.61
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.44	456		1.36		1.36		1.15
Class R-2E:
6/30/2022[5,6]	13.39	.11	(1.51)	(1.40)	(.11)	(.02)	(.13)	11.86	(10.49)[7]	37		1.02	[8]	1.02	[8]	1.79	[8]
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44		1.00		1.00		.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46		1.02		1.02		1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33		1.05		1.05		1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26		1.07		1.07		1.92
12/31/2017	12.72	.19	.16	.35	(.18)	—	(.18)	12.89	2.75	20		1.06		1.06		1.48
Class R-3:
6/30/2022[5,6]	13.39	.12	(1.51)	(1.39)	(.12)	(.02)	(.14)	11.86	(10.43)[7]	564		.87	[8]	.87	[8]	1.94	[8]
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673		.85		.85		1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743		.86		.86		1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633		.89		.89		2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582		.91		.91		2.06
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.90	622		.91		.91		1.61
Class R-4:
6/30/2022[5,6]	13.39	.14	(1.51)	(1.37)	(.14)	(.02)	(.16)	11.86	(10.29)[7]	501		.57	[8]	.57	[8]	2.25	[8]
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588		.54		.54		1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688		.55		.55		1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567		.59		.59		2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518		.61		.61		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.22	583		.60		.60		1.91
Class R-5E:
6/30/2022[5,6]	13.39	.15	(1.51)	(1.36)	(.15)	(.02)	(.17)	11.86	(10.20)[7]	149		.37	[8]	.37	[8]	2.45	[8]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160		.34		.34		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88		.35		.35		1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43		.37		.37		2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8		.40		.40		2.63
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.39	—	[10]	.42		.40		2.11
Class R-5:
6/30/2022[5,6]	13.39	.16	(1.51)	(1.35)	(.16)	(.02)	(.18)	11.86	(10.15)[7]	308		.26	[8]	.26	[8]	2.55	[8]
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373		.25		.25		1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192		.26		.26		1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173		.29		.29		2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163		.31		.31		2.67
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.52	176		.30		.30		2.21
Class R-6:
6/30/2022[5,6]	13.39	.16	(1.51)	(1.35)	(.16)	(.02)	(.18)	11.86	(10.13)[7]	14,247		.21	[8]	.21	[8]	2.62	[8]
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035		.20		.20		1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449		.21		.21		1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434		.24		.24		2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116		.26		.26		2.73
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.58	6,351		.25		.25		2.27

Refer to the end of the table for footnotes.

The Bond Fund of America	77

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[15,16]	2022[5,6,7]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	37%	74%	113%	127%	121%	170%
Including mortgage dollar roll transactions	180%	368%	535%	286%	356%	379%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

78	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	79

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$897.09	$2.68	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	893.73	6.20	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return	1,000.00	898.11	1.51	.32
Class T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	896.89	2.87	.61
Class F-1 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class F-2 – actual return	1,000.00	898.18	1.55	.33
Class F-2 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class F-3 – actual return	1,000.00	898.68	.99	.21
Class F-3 – assumed 5% return	1,000.00	1,023.75	1.05	.21
Class 529-A – actual return	1,000.00	896.92	2.87	.61
Class 529-A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-C – actual return	1,000.00	893.53	6.43	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class 529-E – actual return	1,000.00	896.02	3.81	.81
Class 529-E – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 529-T – actual return	1,000.00	897.96	1.74	.37
Class 529-T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-1 – actual return	1,000.00	897.79	1.88	.40
Class 529-F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-2 – actual return	1,000.00	898.22	1.51	.32
Class 529-F-2 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 529-F-3 – actual return	1,000.00	898.41	1.22	.26
Class 529-F-3 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class R-1 – actual return	1,000.00	893.83	6.15	1.31
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class R-2 – actual return	1,000.00	893.72	6.24	1.33
Class R-2 – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-2E – actual return	1,000.00	895.07	4.79	1.02
Class R-2E – assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-3 – actual return	1,000.00	895.74	4.09	.87
Class R-3 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class R-4 – actual return	1,000.00	897.11	2.68	.57
Class R-4 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class R-5E – actual return	1,000.00	897.97	1.74	.37
Class R-5E – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-5 – actual return	1,000.00	898.45	1.22	.26
Class R-5 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class R-6 – actual return	1,000.00	898.68	.99	.21
Class R-6 – assumed 5% return	1,000.00	1,023.75	1.05	.21

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

80	The Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Bond Fund of America	81

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

82	The Bond Fund of America

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The Bond Fund of America	83

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84	The Bond Fund of America

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2022